UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ________

                                   FORM N-CSRS
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6337

                              Accessor Funds, Inc.
               (Exact name of registrant as specified in charter)
                                    ________


                           1420 Fifth Ave, Suite 3600
                                Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                             J. Anthony Whatley III
                           1420 Fifth Ave, Suite 3600
                                Seattle, WA 98101
                     (Name and address of agent for service)

                   Copies of all communications, including all
        communications sent to the agent for service, should be sent to:
                                Timothy W. Levin
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-2921


        Registrant's telephone number, including area code: 206-224-7420

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
[GRAPHIC]                     ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
         UNAUDITED                                         JUNE 30, 2007
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                        Limited Duration U.S. Government
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation

--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter To Our Shareholders ....................................................1

Sector Allocation and Top 10 Holdings .........................................2

Schedule of Investments
   Growth Fund ................................................................7
   Value Fund ................................................................12
   Small to Mid Cap Fund .....................................................15
   International Equity Fund .................................................25
   High Yield Bond Fund ......................................................29
   Intermediate Fixed-Income Fund ............................................33
   Short-Intermediate Fixed-Income Fund ......................................37
   Mortgage Securities Fund ..................................................41
   Limited Duration U.S. Government Fund .....................................46
   U.S. Government Money Fund ................................................49
   Accessor Income Allocation Fund ...........................................51
   Accessor Income & Growth Allocation Fund ..................................52
   Accessor Balanced Allocation Fund .........................................53
   Accessor Growth & Income Allocation Fund ..................................54
   Accessor Growth Allocation Fund ...........................................55
   Accessor Aggressive Growth Allocation Fund ................................56

Statements of Assets & Liabilities ...........................................57

Statements of Operations .....................................................63

Statements of Changes in Net Assets ..........................................68

Notes to Financial Statements ................................................76

Financial Highlights .........................................................98

Board Approval of Investment Advisory Agreements ............................133

Additional Fund Information .................................................136

--------------------------------------------------------------------------------
                                      ~ i ~

================================================================================
                           A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

August 28, 2007

Dear Shareholder:

      We are pleased to present the Accessor Funds Semi-Annual Report for the first six months of 2007. Accessor Capital remains committed to the central tenets of our investment philosophy:

      o Delivering access to the same investment strategies used by large institutions

      o Leveraging the long-term benefits of diversification, asset allocation, and rebalancing

      o Providing disciplined, active investment management with minimally overlapping, style-pure funds

      We are proud to have received the following distinction:

            Lipper Award Winner

            Accessor Funds

            2007 Best Overall Fund Family (Small)

      In addition, our International Equity Fund Ranks #1 in the Lipper Performance Analysis for one year ended March 31, 2007 and again for one year ended June 30, 2007. Despite the market volatility experienced during the first half of 2007, Pictet Asset Management, the subadvisor to our International Equity portfolio, has delivered superior results and produced value to our Fund shareholders. Their disciplined approach to bottom-up, fundamental research is among the key ingredients of the Fund's success.

      The Investment Policy Committee at Accessor Capital conducts ongoing due diligence in researching, selecting and monitoring money managers. The Committee strives for innovation and excellence and it is our goal to create products that are beneficial to our shareholders in the long run. The Committee also manages the Accessor Allocation Funds, which provide a convenient solution to investing, especially for investors who invest regularly and who seek the convenience and potential tax benefits of automatic rebalancing within the fund. These Funds are designed to help investors reach their financial goals by providing the potential return consistent with their individual risk tolerance in a single, diversified investment.

      We encourage you to visit our web site, www.accessor.com, on a regular basis. We continually update its information and add new features.

      Lastly, thank you for your confidence and investment in the Accessor Funds. We appreciate your business - past, present, and future - and we promise to continue our diligent work to earn your ongoing support and trust.

Sincerely,

/s/ J. Anthony Whatley

J. Anthony Whatley, III
President and Principal Executive Officer
Accessor Funds, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                          GROWTH FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Consumer Discretionary ....................................................23.6%
Health Care ...............................................................23.0%
Consumer Staples ..........................................................13.3%
Information Technology ....................................................12.4%
Energy .....................................................................6.9%
Industrials ................................................................6.5%
Utilities ..................................................................5.7%
Financials .................................................................4.2%
Materials ..................................................................3.5%
Other ......................................................................0.9%

--------------------------------------------------------------------------------
                      TOP TEN EQUITY HOLDINGS AS OF 6/30/07
--------------------------------------------------------------------------------

Exxon Mobil ................................................................4.7%
Baxter International .......................................................2.6%
Kohl's .....................................................................2.3%
Johnson & Johnson ..........................................................2.2%
Stryker ....................................................................2.2%
Apple Computer .............................................................2.2%
Microsoft ..................................................................2.1%
Oracle .....................................................................1.9%
Colgate-Palmolive ..........................................................1.9%
Zimmer Holdings ............................................................1.9%

--------------------------------------------------------------------------------
[GRAPHIC]                          VALUE FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Financials ................................................................27.5%
Information Technology ....................................................12.7%
Energy ....................................................................10.3%
Consumer Discretionary .....................................................8.5%
Industrials ................................................................8.1%
Materials ..................................................................7.7%
Consumer Staples ...........................................................7.6%
Telecommunication Services .................................................6.4%
Health Care ................................................................5.0%
Utilities ..................................................................3.5%
Other ......................................................................2.7%

--------------------------------------------------------------------------------
                      TOP TEN EQUITY HOLDINGS AS OF 6/30/07
--------------------------------------------------------------------------------

Hewlett-Packard ............................................................4.4%
Verizon Communications .....................................................4.4%
Morgan Stanley .............................................................4.1%
JP Morgan Chase ............................................................4.0%
Wells Fargo ................................................................4.0%
Marathon Oil ...............................................................3.8%
Altria Group ...............................................................3.2%
Exxon Mobil ................................................................3.0%
International Business Machines ............................................3.0%
Kroger .....................................................................3.0%

--------------------------------------------------------------------------------
[GRAPHIC]                     SMALL TO MID CAP FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Financials ................................................................22.3%
Consumer Discretionary ....................................................17.8%
Information Technology ....................................................15.3%
Industrials ...............................................................11.6%
Health Care ................................................................8.2%
Energy .....................................................................7.8%
Materials ..................................................................6.7%
Utilities ..................................................................4.5%
Consumer Staples ...........................................................3.7%
Telecommunication Services .................................................1.7%
Other ......................................................................0.4%

--------------------------------------------------------------------------------
                      TOP TEN EQUITY HOLDINGS AS OF 6/30/07
--------------------------------------------------------------------------------

Berkshire Hathaway .........................................................2.9%
Accenture ..................................................................1.7%
Tidewater ..................................................................1.2%
Genentech ..................................................................1.2%
Nationwide .................................................................1.1%
Priceline.com ..............................................................1.0%
Taubman Centers ............................................................1.0%
Service Corp. International ................................................1.0%
CNA Financial ..............................................................1.0%
Tesoro Petroleum ...........................................................1.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2                SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
[GRAPHIC]                   INTERNATIONAL EQUITY FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Financials ................................................................28.3%
Industrials ...............................................................17.8%
Consumer Discretionary ....................................................15.3%
Energy .....................................................................7.7%
Telecommunication Services .................................................6.8%
Other ......................................................................4.9%
Utilities ..................................................................4.9%
Consumer Staples ...........................................................4.7%
Information Technology .....................................................4.4%
Materials ..................................................................4.2%
Health Care ................................................................1.0%

--------------------------------------------------------------------------------
                      TOP TEN EQUITY HOLDINGS AS OF 6/30/07
--------------------------------------------------------------------------------

Tanfield Group PLC .........................................................2.9%
Danieli & Co. SpA ..........................................................2.5%
Banco Popolare di Verona e Novara ..........................................2.5%
National Bank of Greece SA .................................................2.4%
DaimlerChrysler AG .........................................................2.3%
Total SA ...................................................................2.2%
Royal Dutch Shell PLC ......................................................2.0%
Marazzi Group SpA ..........................................................1.9%
Kloeckner & Co. AG .........................................................1.9%
Whitbread PLC ..............................................................1.9%

--------------------------------------------------------------------------------
[GRAPHIC]                     HIGH YIELD BOND FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Other .....................................................................31.9%
Consumer Discretionary ....................................................16.2%
Industrials ...............................................................11.5%
Energy .....................................................................8.9%
Telecommunication Services .................................................8.1%
Financials .................................................................6.7%
Health Care ................................................................4.7%
Materials ..................................................................4.5%
Information Technology .....................................................3.4%
Utilities ..................................................................2.4%
Consumer Staples ...........................................................1.7%

--------------------------------------------------------------------------------
                      TOP TEN EQUITY HOLDINGS AS OF 6/30/07
--------------------------------------------------------------------------------

AMR HoldCo .................................................................1.3%
Healthsouth ................................................................1.3%
Sungard Data Systems .......................................................1.2%
Williams ...................................................................1.2%
River Rock Entertainment ...................................................1.2%
The Sheridan Group .........................................................1.2%
Dobson Communications ......................................................1.2%
RH Donnelley ...............................................................1.2%
MetroPCS Wireless ..........................................................1.2%
Charter Communications Holdings LLC ........................................1.2%

--------------------------------------------------------------------------------
[GRAPHIC]                INTERMEDIATE FIXED-INCOME FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Corporate Issues ..........................................................25.2%
Treasuries ................................................................21.3%
CMBS (Commercial-Mortgage Backed) .........................................19.1%
Agency ....................................................................11.7%
Other ......................................................................9.3%
Asset Backed ...............................................................8.6%
Pass Thru ..................................................................4.8%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/07
--------------------------------------------------------------------------------

U.S. Government & Agency ..................................................44.3%
AAA .......................................................................22.2%
AA .........................................................................4.3%
A .........................................................................10.0%
BBB .......................................................................13.2%
BB .........................................................................3.6%
B ..........................................................................0.6%
NR .........................................................................1.8%
Average Credit Quality ......................................................AA-

--------------------------------------------------------------------------------

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                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       3

--------------------------------------------------------------------------------
[GRAPHIC]             SHORT-INTERMEDIATE FIXED-INCOME FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Agency ....................................................................34.5%
Corporate Issues ..........................................................25.2%
CMBS (Commercial-Mortgage Backed) .........................................17.3%
Treasuries ................................................................11.1%
Asset Backed ...............................................................9.5%
Pass-Thru ..................................................................1.8%
Other ......................................................................0.6%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/07
--------------------------------------------------------------------------------

U.S. Government & Agency ..................................................56.9%
AAA .......................................................................15.4%
AA .........................................................................4.5%
A .........................................................................13.6%
BBB ........................................................................6.7%
BB .........................................................................2.6%
NR .........................................................................0.3%
Average Credit Quality ......................................................AA+

--------------------------------------------------------------------------------
[GRAPHIC]                   MORTGAGE SECURITIES FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

CMBS (Commercial-Mortgage Backed) .........................................96.6%
Agency .....................................................................2.3%
Other ......................................................................0.7%
Asset Backed ...............................................................0.4%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/07
--------------------------------------------------------------------------------

U.S. Government & Agency ..................................................92.0%
AAA ........................................................................8.0%
Average Credit Quality .............................................Govt. Equiv.

--------------------------------------------------------------------------------
[GRAPHIC]                  U.S. GOVERNMENT MONEY FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Agency ....................................................................77.2%
Other .....................................................................22.8%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/07
--------------------------------------------------------------------------------

U.S. Government & Agency ..................................................77.2%
AAA .......................................................................22.8%
Average Credit Quality .............................................Govt. Equiv.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]             LIMITED DURATION U.S. GOVERNMENT FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                         SECTOR ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

Agency ....................................................................87.8%
Other ......................................................................8.9%
CMBS (Commercial Mortgage Backed) ..........................................3.3%

--------------------------------------------------------------------------------
                          CREDIT QUALITY AS OF 6/30/07
--------------------------------------------------------------------------------

U.S. Government & Agency ..................................................91.1%
AAA ........................................................................8.9%
Average Credit Quality .............................................Govt. Equiv.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4                SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
[GRAPHIC]                    INCOME ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION
            ----------------------------------------------------------------------------------
            FIXED-INCOME FUNDS                                                                        ACTUAL ALLOCATION
[GRAPHIC]   HIGH YIELD BOND - FMA Advisors                                 100         30.0%            BASED ON TOTAL
[GRAPHIC]   INTERMEDIATE FIXED - Cypress Asset Mgmt                        103         13.0%              INVESTMENTS
[GRAPHIC]   SHORT-INT FIXED - Cypress Asset Mgmt                           133         34.0%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            182         14.0%             [PIE CHART]
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           39          9.0%
            ----------------------------------------------------------------------------------            EQUITY 0%
            TOTAL                                                          557        100.0%          FIXED-INCOME 100%

--------------------------------------------------------------------------------
[GRAPHIC]                INCOME & GROWTH ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION
            ----------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - INTECH                                                160         11.9%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                      73         11.8%
[GRAPHIC]   SMALL TO MID CAP - SSgA Funds Mgmt                             385          6.0%          ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104         15.6%
                                                                                                         [PIE CHART]
            FIXED-INCOME FUNDS
[GRAPHIC]   HIGH YIELD BOND - FMA Advisors                                 100         13.5%              EQUITY 45%
[GRAPHIC]   INTERMEDIATE FIXED - Cypress Asset Mgmt                        103          7.8%           FIXED-INCOME 55%
[GRAPHIC]   SHORT-INT FIXED - Cypress Asset Mgmt                           133         20.1%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            182          7.9%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           39          5.4%
            ----------------------------------------------------------------------------------
            TOTAL                                                        1,279        100.0%

--------------------------------------------------------------------------------
[GRAPHIC]                   BALANCED ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION
            ----------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - INTECH                                                160         15.9%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                      73         15.9%
[GRAPHIC]   SMALL TO MID CAP - SSgA Funds Mgmt                             385          7.9%          ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104         20.7%
                                                                                                         [PIE CHART]
            FIXED-INCOME FUNDS
[GRAPHIC]   HIGH YIELD BOND - FMA Advisors                                 100         11.8%              EQUITY 60%
[GRAPHIC]   INTERMEDIATE FIXED - Cypress Asset Mgmt                        103          4.9%           FIXED-INCOME 40%
[GRAPHIC]   SHORT-INT FIXED - Cypress Asset Mgmt                           133         14.0%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            182          4.9%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           39          4.0%
            ----------------------------------------------------------------------------------
            TOTAL                                                        1,279        100.0%

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                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       5

--------------------------------------------------------------------------------
[GRAPHIC]                GROWTH & INCOME ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION
            ----------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - INTECH                                                160         18.4%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                      73         18.4%
[GRAPHIC]   SMALL TO MID CAP - SSgA Funds Mgmt                             385         10.0%          ACTUAL ALLOCATION
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104         23.3%
                                                                                                         [PIE CHART]
            FIXED-INCOME FUNDS
[GRAPHIC]   HIGH YIELD BOND - FMA Advisors                                 100          9.0%              EQUITY 70%
[GRAPHIC]   INTERMEDIATE FIXED - Cypress Asset Mgmt                        103          4.0%           FIXED-INCOME 30%
[GRAPHIC]   SHORT-INT FIXED - Cypress Asset Mgmt                           133         13.0%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            182          2.9%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           39          1.0%
            ----------------------------------------------------------------------------------
            TOTAL                                                        1,279        100.0%

--------------------------------------------------------------------------------
[GRAPHIC]                    GROWTH ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION
            ----------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - INTECH                                                160         24.1%
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                      73         23.4%          ACTUAL ALLOCATION
[GRAPHIC]   SMALL TO MID CAP - SSgA Funds Mgmt                             385         11.7%
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104         30.2%             [PIE CHART]

            FIXED-INCOME FUNDS                                                                            EQUITY 90%
[GRAPHIC]   HIGH YIELD BOND - FMA Advisors                                 100          5.6%           FIXED-INCOME 10%
[GRAPHIC]   SHORT-INT FIXED - Cypress Asset Mgmt                           133          3.1%
[GRAPHIC]   MORTGAGE - BlackRock Financial Mgmt                            182          1.9%
            ----------------------------------------------------------------------------------
            TOTAL                                                        1,137        100.0%

--------------------------------------------------------------------------------
[GRAPHIC]               AGGRESSIVE GROWTH ALLOCATION FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                          FUND ALLOCATION AS OF 6/30/07
--------------------------------------------------------------------------------

            UNDERLYING ACCESSOR FUND & FUND MANAGER                   # OF ISSUES   ALLOCATION
            ----------------------------------------------------------------------------------
            EQUITY FUNDS
[GRAPHIC]   GROWTH - INTECH                                                160         26.0%          ACTUAL ALLOCATION
[GRAPHIC]   VALUE - Acadian Asset Mgmt                                      73         26.3%
[GRAPHIC]   SMALL TO MID CAP - SSgA Funds Mgmt                             385         13.1%             [PIE CHART]
[GRAPHIC]   INTERNATIONAL - Pictet Asset Mgmt                              104         33.7%
                                                                                                          EQUITY 100%
            FIXED-INCOME FUNDS                                                                         FIXED-INCOME 0%
[GRAPHIC]   US GOVT MONEY/CASH - Accessor Capital                           39          0.9%
            ----------------------------------------------------------------------------------
            TOTAL                                                          761        100.0%

--------------------------------------------------------------------------------
6                SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.8%)

AEROSPACE & DEFENSE (4.3%)
   Boeing                                                                                       10,800   $     1,038,528
   General Dynamics                                                                             30,500         2,385,710
   L-3 Communications Holdings - Class 3                                                         2,300           223,997
   Lockheed Martin                                                                              24,600         2,315,598
   Precision Castparts                                                                           7,800           946,608
   Rockwell Collins                                                                              8,000           565,120
                                                                                                         ---------------
                                                                                                               7,475,561
AUTOMOBILES (0.7%)
   Harley-Davidson                                                                              21,200         1,263,732
                                                                                                         ---------------
BEVERAGES (1.7%)
   Anheuser-Busch                                                                                3,600           187,776
   Coca-Cola Company                                                                             1,400            73,234
   PepsiCo                                                                                      41,300         2,678,305
                                                                                                         ---------------
                                                                                                               2,939,315
BIOTECHNOLOGY (1.9%)
   Celgene*                                                                                     43,000         2,465,190
   Gilead Sciences*                                                                             23,000           891,710
                                                                                                         ---------------
                                                                                                               3,356,900
BUILDING PRODUCTS (0.1%)
   American Standard                                                                             3,400           200,532
                                                                                                         ---------------
CAPITAL MARKETS (0.7%)
   Ameriprise Financial                                                                            500            31,785
   Franklin Resources                                                                            4,700           622,609
   Goldman Sachs                                                                                 2,200           476,850
   Mellon Financial                                                                                100             4,400
   T Rowe Price Group                                                                            1,000            51,890
                                                                                                         ---------------
                                                                                                               1,187,534
CHEMICALS (1.4%)
   Ecolab                                                                                       11,500           491,050
   Hercules*                                                                                     3,700            72,705
   International Flavors & Fragrances                                                           20,800         1,084,512
   Monsanto                                                                                      8,200           553,828
   Sigma-Aldrich                                                                                 4,400           187,748
                                                                                                         ---------------
                                                                                                               2,389,843
COMMERCIAL BANKS (0.5%)
   Compass Bancshares                                                                           11,000           758,780
   Synovus Financial                                                                             2,400            73,680
                                                                                                         ---------------
                                                                                                                 832,460
COMMERCIAL SERVICES & SUPPLIES (0.1%)
   Equifax                                                                                       3,500           155,470
                                                                                                         ---------------
COMMUNICATIONS EQUIPMENT (1.4%)
   Avaya*                                                                                        3,700            62,308
   Cisco Systems*                                                                               69,600         1,938,360
   Juniper Networks*                                                                            14,800           372,516
                                                                                                         ---------------
                                                                                                               2,373,184
COMPUTERS & PERIPHERALS (3.1%)
   Apple Computer*                                                                              31,000         3,783,240
   EMC*                                                                                         20,000           362,000
   International Business Machines                                                               2,900           305,225
   Lexmark International*                                                                        8,200           404,342
   NCR*                                                                                         10,900           572,686
                                                                                                         ---------------
                                                                                                               5,427,493

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       7

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.5%)
   Vulcan Materials                                                                              8,300   $       950,682
                                                                                                         ---------------
CONTAINERS & PACKAGING (1.0%)
   Ball                                                                                         16,100           856,037
   Pactiv*                                                                                      26,800           854,652
   Sealed Air                                                                                    1,200            37,224
                                                                                                         ---------------
                                                                                                               1,747,913
DIVERSIFIED FINANCIAL SERVICES (0.9%)
   Chicago Mercantile Exchange Holdings                                                          2,800         1,496,208
                                                                                                         ---------------
ELECTRIC UTILITIES (2.7%)
   Allegheny Energy*                                                                            10,900           563,966
   Edison International                                                                         33,300         1,868,796
   Exelon                                                                                       31,200         2,265,120
                                                                                                         ---------------
                                                                                                               4,697,882
ENERGY EQUIPMENT & SERVICES (0.6%)
   National Oilwell Varco*                                                                       8,600           896,464
   Smith International                                                                           2,000           117,280
   Transocean*                                                                                     500            52,990
                                                                                                         ---------------
                                                                                                               1,066,734
FOOD & STAPLES RETAILING (1.4%)
   CVS Caremark                                                                                 60,860         2,218,347
   Sysco                                                                                         3,300           108,867
   Walgreen                                                                                      1,300            56,602
                                                                                                         ---------------
                                                                                                               2,383,816
FOOD PRODUCTS (3.5%)
   Campbell Soup                                                                                27,800         1,078,918
   Dean Foods                                                                                   19,500           621,465
   General Mills                                                                                37,400         2,184,908
   Kellogg                                                                                      17,200           890,788
   McCormick & Co                                                                               14,700           561,246
   WM Wrigley Jr                                                                                15,000           829,650
                                                                                                         ---------------
                                                                                                               6,166,975
GAS UTILITIES (0.3%)
   Questar                                                                                       8,300           438,655
                                                                                                         ---------------
HEALTH CARE EQUIPMENT & SUPPLIES (8.0%)
   Baxter International                                                                         79,800         4,495,932
   Becton Dickinson                                                                              6,900           514,050
   Biomet                                                                                       33,900         1,549,908
   C.R. Bard                                                                                     1,900           156,997
   Stryker                                                                                      61,400         3,873,726
   Zimmer Holdings*                                                                             39,100         3,319,199
                                                                                                         ---------------
                                                                                                              13,909,812
HEALTH CARE PROVIDERS & SERVICES (4.4%)
   Cigna                                                                                        41,100         2,146,242
   Express Scripts - Class A*                                                                    1,600            80,016
   Humana*                                                                                      36,200         2,204,942
   IMS Health                                                                                    1,100            35,343
   Laboratory Corp. of America Holdings*                                                        27,000         2,113,020
   Manor Care                                                                                   11,200           731,248
   United Health Group                                                                           7,900           404,006
   WellPoint*                                                                                      500            39,915
                                                                                                         ---------------
                                                                                                               7,754,732

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
8                SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (3.9%)
   Harrah's Entertainment                                                                       10,700   $       912,282
   Hilton Hotels                                                                                19,400           649,318
   International Game Technology                                                                16,800           666,960
   Marriott International - Class A                                                             22,400           968,576
   McDonald's                                                                                   61,800         3,136,968
   Wendy's International                                                                         5,900           216,825
   Yum! Brands                                                                                   7,800           255,216
                                                                                                         ---------------
                                                                                                               6,806,145
HOUSEHOLD DURABLES (0.2%)
   Harman International Industries                                                               2,800           327,040
                                                                                                         ---------------
HOUSEHOLD PRODUCTS (3.4%)
   Colgate-Palmolive                                                                            51,700         3,352,745
   Kimberly-Clark                                                                                8,400           561,876
   Procter & Gamble                                                                             32,072         1,962,486
                                                                                                         ---------------
                                                                                                               5,877,107
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.8%)
   AES*                                                                                        101,700         2,225,196
   Constellation Energy Group                                                                   29,800         2,597,666
                                                                                                         ---------------
                                                                                                               4,822,862
INDUSTRIAL CONGLOMERATES (1.0%)
   General Electric                                                                             44,600         1,707,288
                                                                                                         ---------------
INSURANCE (0.8%)
   American International Group                                                                  9,600           672,288
   Metlife                                                                                      12,200           786,656
                                                                                                         ---------------
                                                                                                               1,458,944
INTERNET & CATALOG RETAIL (1.0%)
   Amazon.Com*                                                                                  25,200         1,723,932
                                                                                                         ---------------
INTERNET SOFTWARE & SERVICES (0.5%)
   Google - Class A*                                                                             1,700           889,746
                                                                                                         ---------------
IT SERVICES (1.9%)
   Cognizant Technology Solutions*                                                               8,500           638,265
   Convergys*                                                                                   19,500           472,680
   Fidelity National Information Services                                                       19,100         1,036,748
   First Data                                                                                   30,200           986,634
   Fiserv*                                                                                       2,500           142,000
                                                                                                         ---------------
                                                                                                               3,276,327
LEISURE EQUIPMENT & PRODUCTS (0.7%)
   Mattel                                                                                       51,200         1,294,848
                                                                                                         ---------------
LIFE SCIENCES TOOLS & SERVICES (1.8%)
   Applera                                                                                         900            27,486
   Thermo Fisher Scientific*                                                                    36,200         1,872,264
   Waters*                                                                                      20,100         1,193,136
                                                                                                         ---------------
                                                                                                               3,092,886
MACHINERY (1.0%)
   Deere & Co.                                                                                   2,300           277,702
   Pall                                                                                         13,400           616,266
   Terex*                                                                                       11,000           894,300
                                                                                                         ---------------
                                                                                                               1,788,268

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       9

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA (6.0%)
   Citadel Broadcasting                                                                            890   $         5,740
   Clear Channel Communications                                                                 38,300         1,448,506
   Comcast - Class A*                                                                           95,700         2,691,084
   DIRECTV Group*                                                                               76,100         1,758,671
   Interpublic Group*                                                                           32,600           371,640
   McGraw Hill                                                                                  21,700         1,477,336
   Meredith                                                                                      3,100           190,960
   News - Class A                                                                               55,900         1,185,639
   Omnicom Group                                                                                21,000         1,111,320
   Walt Disney                                                                                   7,400           252,636
                                                                                                         ---------------
                                                                                                              10,493,532
METALS & MINING (0.5%)
   Allegheny Technologies                                                                        8,200           860,016
   Nucor                                                                                         1,100            64,515
                                                                                                         ---------------
                                                                                                                 924,531
MULTI-LINE RETAIL (3.6%)
   Big Lots*                                                                                    14,100           414,822
   Dollar General                                                                               49,500         1,085,040
   Family Dollar Stores                                                                          4,100           140,712
   Kohl's*                                                                                      55,300         3,927,959
   Nordstrom                                                                                    15,200           777,024
                                                                                                         ---------------
                                                                                                               6,345,557
OIL, GAS & CONSUMABLE FUELS (6.2%)
   ChevronTexaco                                                                                17,500         1,474,200
   Devon Energy                                                                                  2,600           203,554
   Exxon Mobil                                                                                  97,800         8,203,464
   Williams                                                                                      5,700           180,234
   XTO Energy                                                                                   12,900           775,290
                                                                                                         ---------------
                                                                                                              10,836,742
PERSONAL PRODUCTS (1.2%)
   Avon Products                                                                                34,600         1,271,550
   The Estee Lauder - Class A                                                                   18,800           855,588
                                                                                                         ---------------
                                                                                                               2,127,138
PHARMACEUTICALS (6.8%)
   Abbott Laboratories                                                                          50,800         2,720,340
   Allergan                                                                                      8,000           461,120
   Forest Laboratories*                                                                         38,700         1,766,655
   Johnson & Johnson                                                                            63,200         3,894,384
   King Pharmaceuticals*                                                                         9,900           202,554
   Schering-Plough                                                                              74,000         2,252,560
   Wyeth                                                                                         9,900           567,666
                                                                                                         ---------------
                                                                                                              11,865,279
REAL ESTATE (1.3%)
   AvalonBay Communities                                                                           700            83,216
   CB Richard Ellis - Class A*                                                                   3,600           131,400
   Kimco Realty                                                                                  9,500           361,665
   Public Storage                                                                                5,800           445,556
   Vornado Realty Trust                                                                         10,800         1,186,272
                                                                                                         ---------------
                                                                                                               2,208,109
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
   Analog Devices                                                                                2,900           109,156
   MEMC Electronic Materials*                                                                    2,800           171,136
   National Semiconductor                                                                        2,200            62,194

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
10               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
   Novellus Systems*                                                                             8,400   $       238,308
   Nvidia*                                                                                       6,800           280,908
                                                                                                         ---------------
                                                                                                                 861,702
SOFTWARE (5.0%)
   Adobe Systems*                                                                                8,400           337,260
   BMC Software*                                                                                17,200           521,160
   Electronic Arts*                                                                                800            37,856
   Microsoft                                                                                   122,700         3,615,969
   Oracle*                                                                                     171,436         3,379,004
   Symantec*                                                                                    41,600           840,320
                                                                                                         ---------------
                                                                                                               8,731,569
SPECIALTY RETAIL (3.5%)
   Abercrombie & Fitch - Class A                                                                 7,200           525,456
   Autozone*                                                                                    12,900         1,762,398
   RadioShack                                                                                   33,600         1,113,504
   Sherwin Williams                                                                             20,300         1,349,341
   Tiffany                                                                                      22,700         1,204,462
   TJX Companies                                                                                 3,800           104,500
                                                                                                         ---------------
                                                                                                               6,059,661
TEXTILES, APPAREL & LUXURY GOODS (3.8%)
   Coach*                                                                                       41,900         1,985,641
   Nike - Class B                                                                               38,600         2,249,994
   Polo Ralph Lauren                                                                            15,600         1,530,516
   VF                                                                                            9,900           906,642
                                                                                                         ---------------
                                                                                                               6,672,793
THRIFTS & MORTGAGE FINANCE (0.1%)
   Sovereign Bancorp                                                                             9,100           192,374
                                                                                                         ---------------
TOBACCO (2.1%)
   Altria Group                                                                                 31,500         2,209,410
   UST                                                                                          26,700         1,434,057
                                                                                                         ---------------
                                                                                                               3,643,467

TOTAL COMMON STOCKS (IDENTIFIED COST $157,567,550)                                                           172,243,280
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (0.9%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $ 1,490,056         1,490,056
   DATED 06/29/2007 (Repurchase Value $1,490,691                                                         ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,490,056)                                                      1,490,056
                                                                                                         ---------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $159,057,606)(2)                                                  173,733,336
TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                       609,146
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   174,342,482
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      11

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.4%)

AEROSPACE & DEFENSE (4.1%)
   Boeing                                                                                        9,700   $       932,752
   Honeywell International                                                                      69,000         3,883,320
   L-3 Communications Holdings - Class 3                                                         5,700           555,123
   Northrop Grumman                                                                             13,140         1,023,212
   Raytheon                                                                                      1,420            76,524
                                                                                                         ---------------
                                                                                                               6,470,931

AIRLINES (0.9%)
   AMR*                                                                                         14,480           381,548
   Continental Airlines - Class B*                                                              13,430           454,874
   Skywest                                                                                       8,600           204,938
   US Airways Group*                                                                            13,500           408,645
                                                                                                         ---------------
                                                                                                               1,450,005
BIOTECHNOLOGY (0.1%)
   OSI Pharmaceuticals*                                                                          6,200           224,502
                                                                                                         ---------------
CAPITAL MARKETS (6.1%)
   Goldman Sachs                                                                                14,800         3,207,900
   Morgan Stanley                                                                               77,580         6,507,410
                                                                                                         ---------------
                                                                                                               9,715,310
CHEMICALS (2.7%)
   Eastman Chemical                                                                             13,800           887,754
   Lyondell Chemical                                                                            90,780         3,369,754
                                                                                                         ---------------
                                                                                                               4,257,508
COMMERCIAL BANKS (4.0%)
   Wells Fargo(1)                                                                              180,800         6,358,736
                                                                                                         ---------------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
   COMSYS IT Partners*                                                                           3,700            84,397
   Deluxe                                                                                        3,100           125,891
   ICF International*                                                                            4,700            94,564
   Manpower                                                                                     15,090         1,391,902
                                                                                                         ---------------
                                                                                                               1,696,754
COMMUNICATIONS EQUIPMENT (0.2%)
   Interdigital Communications*                                                                  7,900           254,143
                                                                                                         ---------------
COMPUTERS & PERIPHERALS (7.5%)
   Hewlett-Packard                                                                             156,960         7,003,555
   Immersion*                                                                                    8,100           121,338
   International Business Machines                                                              45,460         4,784,665
                                                                                                         ---------------
                                                                                                              11,909,558
DIVERSIFIED CONSUMER SERVICES (0.7%)
   Carriage Services*                                                                           10,340            85,409
   Service Corp. International                                                                  85,481         1,092,447
                                                                                                         ---------------
                                                                                                               1,177,856
DIVERSIFIED FINANCIAL SERVICES (4.0%)
   JP Morgan Chase                                                                             131,610         6,376,504
                                                                                                         ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.2%)
   Qwest Communications International*                                                         302,550         2,934,735
   Verizon Communications                                                                      169,170         6,964,729
                                                                                                         ---------------
                                                                                                               9,899,464
ELECTRIC UTILITIES (2.8%)
   FirstEnergy                                                                                  69,240         4,481,905
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
12               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.5%)
   Regal-Beloit                                                                                 16,580   $       771,633
                                                                                                         ---------------
FOOD & STAPLES RETAILING (3.6%)
   Kroger                                                                                      167,120         4,701,086
   Wal-Mart Stores                                                                              10,500           505,155
   Winn-Dixie Stores*                                                                           14,655           429,391
                                                                                                         ---------------
                                                                                                               5,635,632
FOOD PRODUCTS (0.3%)
   Imperial Sugar                                                                               14,000           431,060
                                                                                                         ---------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
   United Health Group                                                                          36,200         1,851,268
                                                                                                         ---------------
HOTELS, RESTAURANTS & LEISURE (4.5%)
   Darden Restaurants                                                                           99,200         4,363,808
   McDonald's                                                                                   37,130         1,884,719
   Royal Caribbean Cruises                                                                      20,580           884,528
                                                                                                         ---------------
                                                                                                               7,133,055
HOUSEHOLD DURABLES (1.8%)
   NVR*                                                                                          2,710         1,842,123
   Whirlpool                                                                                     9,130         1,015,256
                                                                                                         ---------------
                                                                                                               2,857,379
INSURANCE (5.6%)
   Ace                                                                                          34,290         2,143,811
   Axis Capital Holdings Ltd.                                                                   30,290         1,231,288
   Hartford Financial Services Group                                                            30,190         2,974,017
   PartnerRe Ltd.                                                                               30,000         2,325,000
   XL Capital Ltd. - Class A                                                                     3,280           276,471
                                                                                                         ---------------
                                                                                                               8,950,587
IT SERVICES (4.9%)
   Accenture - Class A                                                                          89,687         3,846,676
   Fiserv*                                                                                      50,960         2,894,528
   Mastercard - Class A                                                                          6,130         1,016,783
                                                                                                         ---------------
                                                                                                               7,757,987
MACHINERY (1.5%)
   Deere & Co.                                                                                   2,200           265,628
   Navistar International*                                                                      32,800         2,164,800
                                                                                                         ---------------
                                                                                                               2,430,428
METALS & MINING (5.0%)
   Chaparral Steel                                                                              21,570         1,550,236
   Freeport-McMoRan Copper & Gold                                                               32,200         2,666,804
   NN                                                                                            6,200            73,160
   Nucor                                                                                        47,080         2,761,242
   United States Steel                                                                           8,020           872,175
                                                                                                         ---------------
                                                                                                               7,923,617
MULTI-LINE RETAIL (1.3%)
   Kohl's*                                                                                      30,000         2,130,900
                                                                                                         ---------------

OIL, GAS & CONSUMABLE FUELS (10.8%)
   ChevronTexaco                                                                                21,600         1,819,584
   Exxon Mobil                                                                                  57,640         4,834,843
   Marathon Oil                                                                                100,580         6,030,777
   Suburban Propane Partners LP                                                                 21,300         1,019,631
   Valero Energy                                                                                47,690         3,522,383
                                                                                                         ---------------
                                                                                                              17,227,218

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      13

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS (0.1%)
   NBTY*                                                                                         1,890   $        81,648
   Tiens Biotech Group USA*                                                                     24,850            95,176
                                                                                                         ---------------
                                                                                                                 176,824
PHARMACEUTICALS (3.7%)
   Johnson & Johnson                                                                            61,700         3,801,954
   Merck                                                                                        41,410         2,062,218
                                                                                                         ---------------
                                                                                                               5,864,172
SOFTWARE (0.0%)
   Factset Research Systems                                                                        300            20,505
                                                                                                         ---------------
THRIFTS & MORTGAGE FINANCE (7.5%)
   Downey Financial                                                                             56,260         3,712,035
   Fannie Mae                                                                                   67,500         4,409,775
   PMI Group                                                                                    83,780         3,742,452
                                                                                                         ---------------
                                                                                                              11,864,262
TOBACCO (3.6%)
   Altria Group                                                                                 73,300         5,141,262
   Reynolds American                                                                             9,370           610,924
                                                                                                         ---------------
                                                                                                               5,752,186
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   USA Mobility                                                                                  4,600           123,096
                                                                                                         ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $139,050,471)                                                           153,174,985
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (2.6%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $ 4,229,964         4,229,964
   DATED 06/29/2007 (Repurchase Value $4,231,765                                                         ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,229,964)                                                      4,229,964
                                                                                                         ---------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $143,280,435)(2)                                                  157,404,949
TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                     1,550,470
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   158,955,419
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
14               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.5%)

AEROSPACE & DEFENSE (0.7%)
   Alliant Techsystems*                                                                         13,400   $     1,328,610
   Argon ST*                                                                                     7,700           178,717
   Cubic                                                                                        27,500           829,950
                                                                                                         ---------------
                                                                                                               2,337,277
AIR FREIGHT & LOGISTICS (0.6%)
   Atlas Air Worldwide Holdings*                                                                11,300           666,022
   HUB Group - Class A*                                                                         42,700         1,501,332
                                                                                                         ---------------
                                                                                                               2,167,354
AIRLINES (0.5%)
   AMR*                                                                                         24,100           635,035
   Continental Airlines - Class B*                                                              31,400         1,063,518
                                                                                                         ---------------
                                                                                                               1,698,553
AUTO COMPONENTS (0.6%)
   Aftermarket Technology*                                                                      12,500           371,000
   Hayes Lemmerz International*                                                                 24,100           128,935
   Strattec Security*                                                                            4,500           211,500
   TRW Automotive Holdings*                                                                     39,600         1,458,468
                                                                                                         ---------------
                                                                                                               2,169,903
BEVERAGES (0.5%)
   Boston Beer*                                                                                 35,100         1,381,185
   PepsiAmericas                                                                                13,400           329,104
                                                                                                         ---------------
                                                                                                               1,710,289
BIOTECHNOLOGY (2.2%)
   Cephalon*                                                                                    10,900           876,251
   CV Therapeutics*                                                                             31,500           416,115
   Enzon Pharmaceuticals*                                                                      228,000         1,789,800
   Genentech*                                                                                   53,600         4,055,376
   Kosan Biosciences*                                                                           38,400           200,448
   Maxygen*                                                                                     21,200           181,684
                                                                                                         ---------------
                                                                                                               7,519,674
BUILDING PRODUCTS (0.2%)
   Universal Forest Products                                                                     8,300           350,758
   USG*                                                                                          3,600           176,544
                                                                                                         ---------------
                                                                                                                 527,302
CAPITAL MARKETS (2.5%)
   Blackstone Group*                                                                             1,100            32,197
   Cohen & Steers                                                                                7,100           308,495
   Eaton Vance                                                                                  35,200         1,555,136
   Nuveen Investments - Class A                                                                 52,600         3,269,090
   Piper Jaffray*                                                                               13,800           769,074
   SEI Company                                                                                  10,000           290,400
   Waddell & Reed Financial - Class A                                                           89,200         2,320,092
                                                                                                         ---------------
                                                                                                               8,544,484
CHEMICALS (2.9%)
   Airgas                                                                                        7,900           378,410
   Celanese - Class A                                                                            5,300           205,534
   Core Molding Technologies*                                                                   15,400           110,110
   FMC                                                                                          24,600         2,198,994
   Lubrizol                                                                                     16,800         1,084,440
   Nalco Holding                                                                                55,600         1,526,220
   OM Group*                                                                                    34,400         1,820,448
   Rockwood Holdings*                                                                           15,700           573,835

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      15

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
   Terra Industries*                                                                            57,300   $     1,456,566
   Valhi                                                                                         9,900           161,370
   Valspar                                                                                      14,000           397,740
                                                                                                         ---------------
                                                                                                               9,913,667
COMMERCIAL BANKS (2.9%)
   1st Source                                                                                    5,100           127,092
   Banner                                                                                       23,800           810,628
   Financial Institutions                                                                       20,300           409,857
   First Bancorp                                                                               160,700         1,766,093
   Firstmerit                                                                                   20,800           435,344
   Intervest Bancshares - Class A                                                                7,600           214,016
   PAB Bankshares                                                                                4,700            90,005
   Popular                                                                                      51,612           829,405
   Republic Bancorp                                                                             11,867           196,874
   Sterling Financial                                                                            9,600           277,824
   Suffolk Bancorp                                                                               6,500           207,480
   UMB Financial                                                                                37,650         1,388,155
   Unionbancal                                                                                  24,000         1,432,800
   WesBanco                                                                                      8,600           253,700
   Whitney Holding                                                                              48,900         1,471,890
                                                                                                         ---------------
                                                                                                               9,911,163
COMMERCIAL SERVICES & SUPPLIES (4.3%)
   ABM Industries                                                                               73,000         1,884,130
   Diamond Management & Technology Consultants                                                  27,200           359,040
   Ecology and Environment - Class A                                                             7,400            95,090
   Heidrick & Struggles International*                                                          20,300         1,040,172
   IHS - Class A*                                                                                8,900           409,400
   Kforce*                                                                                      46,000           735,080
   Knoll                                                                                        24,700           553,280
   Labor Ready*                                                                                 41,500           959,065
   Learning Tree International*                                                                  7,000            91,700
   Manpower                                                                                     22,700         2,093,848
   PRG-Schultz International*                                                                   12,900           205,110
   Republic Services - Class A                                                                  56,400         1,728,096
   Spherion*                                                                                    33,700           316,443
   Steelcase - Class A                                                                          58,800         1,087,800
   Stericycle*                                                                                  20,400           906,984
   Teletech*                                                                                    24,000           779,520
   Tetra Tech*                                                                                  13,500           290,925
   United Stationers*                                                                            9,100           606,424
   Viad                                                                                         13,800           581,946
   Volt Information Sciences*                                                                   12,750           235,110
                                                                                                         ---------------
                                                                                                              14,959,163
COMMUNICATIONS EQUIPMENT (1.1%)
   Anaren*                                                                                      17,400           306,414
   Black Box                                                                                     7,700           318,626
   Commscope*                                                                                   31,200         1,820,520
   Communications Systems                                                                        7,000            77,770
   Interdigital Communications*                                                                  5,500           176,935
   Utstarcom*                                                                                  179,400         1,006,434
                                                                                                         ---------------
                                                                                                               3,706,699

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
16               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.2%)
   Brocade Communications Systems*                                                             133,900   $     1,047,098
   Diebold                                                                                      12,200           636,840
   Electronics for Imaging*                                                                     28,000           790,160
   Emulex*                                                                                      51,000         1,113,840
   Palm*                                                                                        32,000           512,320
                                                                                                         ---------------
                                                                                                               4,100,258
CONSTRUCTION & ENGINEERING (0.7%)
   Foster Wheeler*                                                                              21,500         2,300,285
                                                                                                         ---------------
CONSTRUCTION MATERIALS (0.1%)
   Eagle Materials                                                                              10,600           519,930
                                                                                                         ---------------
CONSUMER FINANCE (0.3%)
   AmeriCredit*                                                                                 13,900           369,045
   First Marblehead                                                                             15,600           602,784
   United PanAm Financial*                                                                       9,500           135,470
                                                                                                         ---------------
                                                                                                               1,107,299
CONTAINERS & PACKAGING (2.2%)
   Aptargroup                                                                                   16,000           568,960
   Crown Holdings*                                                                             101,100         2,524,467
   Greif - Class A                                                                              18,800         1,120,668
   Silgan Holdings                                                                              52,200         2,885,616
   Sonoco Products                                                                              12,900           552,249
                                                                                                         ---------------
                                                                                                               7,651,960
DISTRIBUTORS (0.1%)
   Core-Mark Holding*                                                                            4,300           154,714
   LKQ*                                                                                          5,900           145,494
                                                                                                         ---------------
                                                                                                                 300,208
DIVERSIFIED CONSUMER SERVICES (2.4%)
   Carriage Services*                                                                           59,400           490,644
   Pre-Paid Legal Services*                                                                     14,100           906,771
   Service Corp. International                                                                 267,440         3,417,883
   ServiceMaster                                                                                38,700           598,302
   Sotheby's Holdings - Class A                                                                 26,400         1,214,928
   Stewart Enterprises - Class A                                                               113,600           884,944
   Vertrue*                                                                                      5,200           253,656
   Weight Watchers International                                                                12,200           620,248
                                                                                                         ---------------
                                                                                                               8,387,376
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
   Cincinnati Bell*                                                                            168,600           974,508
   Consolidated Communications                                                                  51,700         1,168,420
   D&E Communications                                                                           13,300           243,922
   Fairpoint Communications                                                                     20,200           358,550
   General Communication*                                                                       60,000           768,600
   North Pittsburgh Systems                                                                      8,900           189,125
   NTELOS Holdings                                                                               6,600           182,424
   Shenandoah Telecommunications                                                                 2,100           106,743
                                                                                                         ---------------
                                                                                                               3,992,292
ELECTRIC UTILITIES (1.1%)
   Central Vermont Public Service                                                               15,000           565,200
   Pepco Holdings                                                                               56,100         1,582,020
   Reliant Energy*                                                                              29,200           786,940
   Unitil                                                                                        1,100            29,920
   Westar Energy                                                                                39,900           968,772
                                                                                                         ---------------
                                                                                                               3,932,852

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      17

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (2.1%)
   AO Smith                                                                                      7,300   $       291,197
   AVX                                                                                          84,900         1,421,226
   Belden CDT                                                                                   14,300           791,505
   C&D Technologies                                                                             22,400           125,440
   Genlyte Group*                                                                               15,200         1,193,808
   Littelfuse*                                                                                  23,900           807,103
   Napco Security Systems*                                                                      49,525           312,007
   Roper Industries                                                                             29,300         1,673,030
   Vicor                                                                                        18,000           238,140
   Woodward Governor                                                                             7,800           418,626
                                                                                                         ---------------
                                                                                                               7,272,082
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.7%)
   Dolby Laboratories - Class A*                                                                30,000         1,062,300
   Insight Enterprises*                                                                         31,500           710,955
   Methode Electronics                                                                          58,800           920,220
   Mettler Toledo International*                                                                23,600         2,254,036
   Rofin-Sinar Technologies*                                                                    23,200         1,600,800
   Tessco Technologies*                                                                          6,000           116,520
   Vishay Intertechnology*                                                                     173,785         2,749,279
                                                                                                         ---------------
                                                                                                               9,414,110
ENERGY EQUIPMENT & SERVICES (3.1%)
   Cameron International*                                                                       39,100         2,794,477
   Diamond Offshore Drilling                                                                     7,400           751,544
   Grant Prideco*                                                                               30,300         1,631,049
   T-3 Energy Services*                                                                         11,400           381,330
   Tidewater                                                                                    57,900         4,103,952
   Trico Marine Services*                                                                       27,000         1,103,760
                                                                                                         ---------------
                                                                                                              10,766,112
FOOD PRODUCTS (0.7%)
   Hormel Foods                                                                                 27,400         1,023,390
   JM Smucker                                                                                   15,700           999,462
   Seaboard                                                                                        200           469,000
                                                                                                         ---------------
                                                                                                               2,491,852
GAS UTILITIES (2.0%)
   Amerigas Partners(1)                                                                          6,200           224,130
   Energen                                                                                      37,400         2,054,756
   Equitable Resources                                                                          34,400         1,704,864
   National Fuel Gas                                                                            29,900         1,294,969
   Southwest Gas                                                                                31,300         1,058,253
   UGI                                                                                          20,700           564,696
                                                                                                         ---------------
                                                                                                               6,901,668
HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
   Arrow International                                                                           7,000           267,960
   Conmed*                                                                                      26,300           770,064
   CYTYC*                                                                                       18,900           814,779
   Gen-Probe*                                                                                   11,800           712,956
   Henry Schein*                                                                                21,500         1,148,745
   Idexx Laboratories*                                                                           6,500           615,095
   Immucor*                                                                                     12,400           346,828
   Integra LifeSciences Holdings*                                                               16,000           790,720
   Mentor                                                                                       10,800           439,344
   Utah Medical Products                                                                         4,200           133,308
   Vital Signs                                                                                  10,200           566,610
   Volcano*                                                                                      7,800           157,638
                                                                                                         ---------------
                                                                                                               6,764,047

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
18               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (2.3%)
   Alliance Imaging*                                                                            45,300   $       425,367
   Chemed                                                                                       26,000         1,723,540
   Dade Behring Holdings                                                                         6,100           324,032
   Davita*                                                                                      10,250           552,270
   Emergency Medical Services - Class A*                                                        11,400           446,082
   Health Net*                                                                                   9,400           496,320
   Healthspring*                                                                                22,800           434,568
   HealthTronics*                                                                               25,400           110,490
   Medcath*                                                                                     29,600           941,280
   Medical Staffing Network*                                                                    28,600           155,870
   Odyssey HealthCare*                                                                          22,800           270,408
   Pediatrix Med Group*                                                                         13,600           750,040
   WellCare Health Plans*                                                                       13,500         1,221,885
                                                                                                         ---------------
                                                                                                               7,852,152
HEALTH CARE TECHNOLOGY (0.5%)
   HLTH*                                                                                        93,500         1,309,935
   Trizetto Group*                                                                              30,500           590,480
                                                                                                         ---------------
                                                                                                               1,900,415
HOTELS, RESTAURANTS & LEISURE (1.3%)
   AFC Enterprises*                                                                             14,900           257,621
   Famous Dave's of America*                                                                    12,500           278,500
   International Speedway                                                                       11,600           611,436
   Interstate Hotels & Resorts*                                                                129,900           678,078
   Jack-in-the-Box*                                                                              9,100           645,554
   Monarch Casino & Resort*                                                                      6,700           179,895
   Silverleaf Resorts*                                                                          28,900           171,955
   Sonic*                                                                                       18,200           402,584
   Triarc                                                                                       77,500         1,216,750
                                                                                                         ---------------
                                                                                                               4,442,373
HOUSEHOLD DURABLES (1.9%)
   Avatar Holdings*                                                                             13,500         1,038,690
   Energizer Holdings*                                                                          29,500         2,938,200
   NVR*                                                                                          2,100         1,427,475
   Tupperware Brands                                                                            36,700         1,054,758
                                                                                                         ---------------
                                                                                                               6,459,123
INDEPENDENT POWER PRODUCERS (0.2%)
   Mirant*                                                                                      16,600           707,990
                                                                                                         ---------------
INDUSTRIAL CONGLOMERATES (0.4%)
   Teleflex                                                                                     12,900         1,054,962
   Tredegar                                                                                     18,200           387,660
                                                                                                         ---------------
                                                                                                               1,442,622
INSURANCE (9.3%)
   Alleghany*                                                                                    1,140           463,410
   American Financial Group                                                                      9,600           327,840
   Arch Capital Group Ltd.*                                                                      7,200           522,288
   Argonaut Group                                                                                5,600           174,776
   Aspen Insurance Holdings Ltd.                                                                26,600           746,662
   Assured Guaranty Ltd.                                                                        30,100           889,756
   Axis Capital Holdings Ltd.                                                                   38,000         1,544,700
   Berkshire Hathaway - Class A*                                                                    92        10,071,700
   CNA Financial*                                                                               70,200         3,347,838
   Endurance Specialty Holdings Ltd.                                                            13,000           520,520
   Harleysville Group                                                                           15,200           507,072

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      19

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE (CONTINUED)
   Kansas City Life Insurance                                                                    2,000   $        93,040
   Markel*                                                                                       2,600         1,259,856
   Max Capital Group Ltd.                                                                       20,000           566,000
   Montpelier Re Holdings Ltd.                                                                  35,500           658,170
   Nationwide                                                                                   58,900         3,723,658
   Old Republic International                                                                   22,437           477,011
   Philadelphia Consolidated Holding*                                                           16,500           689,700
   Phoenix Companies                                                                            12,100           181,621
   Platinum Underwriters Holdings Ltd.                                                          11,400           396,150
   Procentury                                                                                    8,000           134,080
   Protective Life                                                                              21,700         1,037,477
   Reinsurance Group of America                                                                 12,800           771,072
   State Auto Financial                                                                         10,000           306,500
   Transatlantic Holdings                                                                       12,125           862,451
   Unitrin                                                                                      29,300         1,440,974
   WR Berkley                                                                                   21,900           712,626
                                                                                                         ---------------
                                                                                                              32,426,948
INTERNET & CATALOG RETAIL (1.6%)
   FTD Group                                                                                    72,100         1,327,361
   Liberty Media Interactive*                                                                   22,300           497,959
   PC Mall*                                                                                     24,600           300,858
   Priceline.com*                                                                               50,300         3,457,622
                                                                                                         ---------------
                                                                                                               5,583,800
INTERNET SOFTWARE & SERVICES (1.5%)
   DealerTrack Holdings*                                                                        24,400           898,896
   Earthlink*                                                                                   88,100           658,107
   Expedia*                                                                                     98,200         2,876,278
   Travelzoo*                                                                                   10,800           287,172
   United Online                                                                                17,000           280,330
   Vignette*                                                                                    20,400           390,864
                                                                                                         ---------------
                                                                                                               5,391,647
IT SERVICES (3.9%)
   Accenture - Class A                                                                         136,300         5,845,907
   Ceridian*                                                                                    65,200         2,282,000
   Ciber*                                                                                       20,700           169,326
   CSG Systems International*                                                                   42,700         1,131,977
   Forrester Research*                                                                          12,500           351,625
   infoUSA                                                                                      14,900           152,278
   Mantech International - Class A*                                                             12,600           388,458
   Total System Services                                                                        77,400         2,284,074
   Wright Express*                                                                              26,800           918,436
                                                                                                         ---------------
                                                                                                              13,524,081
LEISURE EQUIPMENT & PRODUCTS (0.7%)
   Oakley                                                                                       19,100           542,440
   Polaris Industries                                                                           28,100         1,521,896
   RC2*                                                                                         10,300           412,103
   Steinway Musical Instruments                                                                  3,600           124,524
                                                                                                         ---------------
                                                                                                               2,600,963
LIFE SCIENCES TOOLS & SERVICES (0.5%)
   Accelrys*                                                                                    28,100           176,749
   Invitrogen*                                                                                  20,100         1,482,375
   Luminex*                                                                                     18,800           231,428
                                                                                                         ---------------
                                                                                                               1,890,552

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
20               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
MACHINERY (1.7%)
   Cascade                                                                                      19,200   $     1,506,048
   Columbus McKinnon*                                                                           12,600           405,720
   Freightcar America                                                                            9,700           464,048
   Hardinge                                                                                      8,000           272,240
   Key Technology*                                                                               7,700           172,480
   NACCO Industries - Class A                                                                    5,500           855,195
   Nordson                                                                                      32,200         1,615,152
   Omega Flex                                                                                    1,900            36,575
   Wabtec                                                                                       18,700           683,111
                                                                                                         ---------------
                                                                                                               6,010,569
MARINE (0.3%)
   Horizon Lines                                                                                31,800         1,041,768
                                                                                                         ---------------
MEDIA (3.8%)
   Acme Communications                                                                          22,400           112,224
   Citadel Broadcasting                                                                         30,000           193,500
   Cox Radio - Class A*                                                                         85,000         1,210,400
   DreamWorks*                                                                                  41,600         1,199,744
   Hearst-Argyle Television - Class A                                                           24,100           580,810
   John Wiley & Sons - Class A                                                                  17,400           840,246
   Liberty Global - Class A*                                                                    47,800         1,961,712
   Liberty Media Capital*                                                                        9,760         1,148,557
   Lin TV - Class A*                                                                            36,600           688,446
   Lodgenet Entertainment*                                                                      15,700           503,342
   Morningstar*                                                                                 21,800         1,025,145
   Regal Entertainment Group - Class A                                                          21,800           478,074
   Sinclair Broadcast Group - Class A                                                          167,200         2,377,584
   Warner Music Group                                                                           28,400           410,380
   World Wrestling Entertainment - Class A                                                      19,700           315,003
                                                                                                         ---------------
                                                                                                              13,045,167
METALS & MINING (1.4%)
   AK Steel*                                                                                    74,400         2,780,328
   Carpenter Technology                                                                          9,600         1,250,976
   Cleveland-Cliffs                                                                              4,600           357,282
   Reliance Steel & Aluminum                                                                    11,400           641,364
                                                                                                         ---------------
                                                                                                               5,029,950
MULTI-LINE RETAIL (0.7%)
   The Bon-Ton Stores                                                                           12,400           496,744
   Dollar Tree Stores*                                                                          44,800         1,951,040
                                                                                                         ---------------
                                                                                                               2,447,784
MULTI-UTILITIES (0.7%)
   Energy East                                                                                  34,900           910,541
   MDU Resources Group                                                                          50,250         1,409,010
   OGE Energy                                                                                    7,200           263,880
                                                                                                         ---------------
                                                                                                               2,583,431
OIL, GAS & CONSUMABLE FUELS (5.1%)
   Atlas America                                                                                17,016           914,270
   Boardwalk Pipeline Partners LP                                                               18,100           642,188
   Calumet Specialty Products Partners LP(1)                                                     4,700           228,420
   Clayton Williams Energy*                                                                     13,300           352,051
   CNX Gas*                                                                                     16,200           495,720
   DCP Midstream Partners LP                                                                    10,300           480,186
   Dorchester LP                                                                                 8,300           182,600
   EXCO Resources*                                                                              86,600         1,510,304
   Frontier Oil                                                                                 48,000         2,100,960

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      21

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
   Holly                                                                                         5,200   $       385,788
   Inergy Holdings LP                                                                            1,300            66,157
   Magellan Midstream Holdings                                                                   8,000           240,000
   Markwest Energy Partners LP                                                                  19,200           668,160
   Markwest Hydrocarbon                                                                         14,200           815,506
   Noble Energy                                                                                 27,700         1,728,203
   ONEOK(1)                                                                                      5,600           383,320
   Penn Virginia Resource LP(1)                                                                 19,000           590,900
   Pioneer Natural Resources                                                                     8,600           418,906
   Ship Finance                                                                                 26,300           780,584
   Suburban Propane Partners LP                                                                 29,400         1,407,378
   Tesoro Petroleum                                                                             58,400         3,337,560
                                                                                                         ---------------
                                                                                                              17,729,161
PERSONAL PRODUCTS (0.6%)
   Chattem*                                                                                      7,900           500,702
   Elizabeth Arden*                                                                             45,500         1,103,830
   Mannatech                                                                                    33,700           535,493
                                                                                                         ---------------
                                                                                                               2,140,025
PHARMACEUTICALS (0.8%)
   Abraxis BioScience*                                                                          15,400           342,342
   Anesiva*                                                                                     36,100           222,015
   Endo Pharmaceuticals*                                                                        10,000           342,300
   Viropharma*                                                                                 126,600         1,747,080
                                                                                                         ---------------
                                                                                                               2,653,737
REAL ESTATE (4.7%)
   American Real Estate Partners LP                                                              4,600           468,004
   Anthracite                                                                                   43,200           505,440
   Equity Lifestyle Properties                                                                  43,200         2,254,608
   Felcor Lodging                                                                               88,400         2,301,052
   First Industrial Realty Trust                                                                14,200           550,392
   General Growth Properties                                                                    43,210         2,287,969
   Innkeepers USA                                                                               17,300           306,729
   Jer Investors Trust                                                                          22,700           340,500
   National Health Realty                                                                        3,500            82,460
   Novastar Financial                                                                           37,300           260,354
   Omega Healthcare Investors                                                                   37,200           588,876
   PS Business Parks                                                                            11,700           741,429
   Ramco-Gershenson Properties                                                                   6,600           237,138
   Reis*                                                                                        11,700           106,236
   Saul Centers                                                                                 33,000         1,496,550
   Sun Communities                                                                               7,500           223,275
   Taubman Centers                                                                              69,500         3,447,895
                                                                                                         ---------------
                                                                                                              16,198,907
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
   Hospitality Properties Trust                                                                 55,700         2,310,993
   HRPT Properties Trust                                                                        79,600           827,840
   iStar Financial                                                                              39,700         1,759,901
                                                                                                         ---------------
                                                                                                               4,898,734
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
   Jones Lang LaSalle                                                                           18,300         2,077,050
                                                                                                         ---------------
ROAD & RAIL (0.2%)
   Heartland Express                                                                            37,466           610,696
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
22               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.2%)
   Eagle Test Systems*                                                                          33,700   $       541,222
                                                                                                         ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
   Advanced Energy Industries*                                                                  40,900           926,794
   Atheros Communications*                                                                      11,700           360,828
   Atmel*                                                                                       60,000           333,600
   Cymer*                                                                                       10,600           426,120
   Entegris*                                                                                    34,800           413,424
   Lam Research*                                                                                40,000         2,056,000
   Micrel                                                                                       48,100           611,832
   MKS Instruments*                                                                             29,200           808,840
   Silicon Laboratories*                                                                        12,000           415,320
   Silicon Storage Technology*                                                                 144,500           538,985
   Zoran*                                                                                       17,500           350,700
                                                                                                         ---------------
                                                                                                               7,242,443
SOFTWARE (2.7%)
   BEA Systems*                                                                                 51,200           700,928
   Cadence Design Systems*                                                                      26,500           581,940
   EPIQ Systems*                                                                                39,000           630,240
   Logility*                                                                                    43,300           477,166
   Macrovision*                                                                                 28,600           859,716
   Manhattan Associates*                                                                        57,300         1,599,243
   McAfee*                                                                                      22,100           777,920
   Micros Systems*                                                                              14,100           767,040
   OPNET Technologies*                                                                          19,700           226,747
   Pegasystems                                                                                  52,100           569,453
   Red Hat*                                                                                     13,900           309,692
   Synopsys*                                                                                    77,200         2,040,396
                                                                                                         ---------------
                                                                                                               9,540,481
SPECIALTY RETAIL (3.0%)
   Aeropostale*                                                                                 37,500         1,563,000
   American Eagle Outfitters                                                                   101,550         2,605,773
   Barnes & Noble                                                                               40,200         1,546,494
   Buckle                                                                                       16,800           661,920
   CSK Auto*                                                                                    71,300         1,311,920
   DSW*                                                                                         21,200           738,184
   Jo-Ann Stores*                                                                               19,000           540,170
   Mothers Work*                                                                                 7,600           237,652
   Payless Shoesource*                                                                          11,500           362,825
   Rent A Center - Class A*                                                                     16,500           432,795
   TravelCenters of America LLC*                                                                 5,570           225,307
   United Retail Group*                                                                         19,700           229,111
                                                                                                         ---------------
                                                                                                              10,455,151
TEXTILES, APPAREL & LUXURY GOODS (1.6%)
   Columbia Sportswear                                                                          13,900           954,652
   Kellwood                                                                                     20,300           570,836
   Maidenform Brands*                                                                           50,800         1,008,888
   Perry Ellis International*                                                                   14,400           463,248
   Warnaco Group*                                                                               65,000         2,557,100
                                                                                                         ---------------
                                                                                                               5,554,724
THRIFTS & MORTGAGE FINANCE (0.7%)
   First Place Financial                                                                        16,700           352,704
   Partners Trust Financial                                                                     49,100           515,550
   PFF Bancorp                                                                                  28,180           787,067

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      23

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (CONTINUED)
   Radian Group                                                                                  7,600   $       410,400
   United Community Financial                                                                   52,000           518,960
                                                                                                         ---------------
                                                                                                               2,584,681
TOBACCO (1.1%)
   Loews                                                                                        35,000         2,704,450
   M&F Worldwide*                                                                               14,400           958,752
                                                                                                         ---------------
                                                                                                               3,663,202
TRADING COMPANIES & DISTRIBUTORS (0.7%)
   Applied Industrial Technologies                                                              16,500           486,750
   WESCO International*                                                                         34,400         2,079,480
                                                                                                         ---------------
                                                                                                               2,566,230
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   American Tower - Class A*                                                                    10,900           457,800
   Rural Cellular - Class A*                                                                    21,000           920,010
   Syniverse Holdings*                                                                          48,900           628,854
                                                                                                         ---------------
                                                                                                               2,006,664

TOTAL COMMON STOCKS (IDENTIFIED COST $275,551,790)                                                           345,912,302
                                                                                                         ---------------

                                                                  INTEREST    MATURITY      PRINCIPAL
                                                                    RATE        DATE         AMOUNT           VALUE
SHORT-TERM INVESTMENTS (0.4%)

   FIFTH THIRD REPURCHASE AGREEMENT                                5.110%    07/02/2007   $  1,351,815         1,351,815
   DATED 06/29/2007 (Repurchase Value $1,352,391                                                         ---------------
   collateralized by U.S. Government Agency Securities)(2)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,351,815)                                                      1,351,815
                                                                                                         ---------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $276,903,605)(3)                                                  347,264,117
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                       387,477
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   347,651,594
                                                                                                         ===============

------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                            UNREALIZED
                                                                                            UNITS PER     APPRECIATION/
   TYPE                                                         EXPIRATION    CONTRACTS      CONTRACT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
   Russell 2000 E-Mini (Buy)                                    09/24/2007        7            100       $           337
                                                                                                         ---------------
                                                                                                         $           337
                                                                                                         ===============

--------------------------------------------------------------------------------
*     Non-income producing security.
(1) Securities considered Master Limited Partnership. At June 30, 2007, these securities amounted to $1,426,770 or 0.41% of net assets.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
24               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.5%)

AUSTRALIA (1.7%)
   AMP Ltd.                                                                                     90,264   $       774,352
   Boral Ltd.                                                                                  102,600           762,764
   Dyno Nobel Ltd.                                                                             332,600           673,850
   Futuris Ltd.                                                                                241,177           568,360
   Iluka Resources Ltd.                                                                        160,995           840,691
   United Group Ltd.                                                                            65,500           924,482
                                                                                                         ---------------
                                                                                                               4,544,499
AUSTRIA (1.3%)
   Raiffeisen International Bank Holding AG                                                     22,019         3,507,283
                                                                                                         ---------------
BELGIUM (1.3%)
   Delhaize Group                                                                               34,571         3,408,303
                                                                                                         ---------------
BRAZIL (1.9%)
   Banco Nossa Caixa SA                                                                         77,000         1,230,147
   Cia de Bebidas das Americas - ADR                                                            20,700         1,449,000
   Petroleo Brasileiro SA - ADR                                                                 13,600         1,450,848
   Vivo Participacoes SA - ADR                                                                 201,000         1,007,010
                                                                                                         ---------------
                                                                                                               5,137,005
CHINA (0.3%)
   Pacific Textile Holdings Ltd.*                                                            1,172,000           726,982
                                                                                                         ---------------
CZECH REPUBLIC (0.9%)
   CEZ                                                                                          47,829         2,468,245
                                                                                                         ---------------
EGYPT (1.1%)
   Orascom Telecom Holding SAE                                                                  47,500         3,082,750
                                                                                                         ---------------
FRANCE (3.9%)
   Electricite de France                                                                        40,606         4,411,581
   Total SA                                                                                     73,300         5,977,641
                                                                                                         ---------------
                                                                                                              10,389,222
GERMANY (14.2%)
   Allianz SE                                                                                   18,501         4,346,269
   Bayer AG                                                                                     49,965         3,793,372
   Bayerische Motoren Werke AG                                                                  54,792         3,559,964
   DaimlerChrysler AG                                                                           67,746         6,288,414
   Deutsche Post AG                                                                            118,549         3,855,213
   Hypo Real Estate Holding AG                                                                  56,549         3,674,120
   Infineon Technologies AG*                                                                   207,817         3,462,070
   Kloeckner & Co. AG                                                                           70,547         5,107,743
   Siemens AG                                                                                   28,763         4,148,259
                                                                                                         ---------------
                                                                                                              38,235,424
GREAT BRITIAN (11.2%)
   Bradford & Bingley PLC                                                                      229,917         1,824,683
   Carnival PLC                                                                                 81,601         3,907,764
   International Power PLC                                                                     380,730         3,283,407
   Invista Real Estate Investment Management Holdings PLC*                                     789,120         1,711,242
   Kensington Group PLC                                                                        157,844         1,453,947
   Old Mutual PLC                                                                            1,004,025         3,405,012
   SIG PLC                                                                                     106,888         2,850,175

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                 (800) 759-3504 ~ WWW.ACCESSOR.COM                            25

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                    SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
GREAT BRITIAN (CONTINUED)
   Soco International PLC*                                                                      88,261   $     3,413,262
   WH Smith PLC                                                                                420,766         3,373,107
   Whitbread PLC                                                                               140,294         4,983,236
                                                                                                         ---------------
                                                                                                              30,205,835
GREECE (5.8%)
   Cosmote Mobile Telecommunications SA                                                        109,387         3,387,025
   National Bank of Greece SA                                                                  111,560         6,401,342
   OPAP SA                                                                                      71,492         2,534,869
   Vivartia SA                                                                                 135,345         3,205,361
                                                                                                         ---------------
                                                                                                              15,528,597
HONG KONG (2.1%)
   Hang Lung Properties Ltd.                                                                   410,000         1,413,178
   Jardine Matheson Holdings Ltd.                                                              179,900         4,281,620
                                                                                                         ---------------
                                                                                                               5,694,798
ITALY (12.0%)
   Astaldi SpA                                                                                 323,616         2,901,433
   Banco Popolare di Verona e Novara                                                           236,142         6,819,686
   Danieli & Co. SpA                                                                           315,562         6,832,842
   FondiariaSai SpA                                                                            100,654         3,575,667
   Marazzi Group SpA                                                                           317,597         5,157,679
   Mediaset SpA                                                                                322,108         3,336,902
   UniCredito Italiano SpA                                                                     417,714         3,747,911
                                                                                                         ---------------
                                                                                                              32,372,120
JAPAN (11.5%)
   Asahi Glass Co. Ltd.                                                                         98,000         1,324,389
   Century Leasing System                                                                       40,900           572,660
   Daiwa Securities Group                                                                      165,000         1,759,482
   Fujitsu Ltd.                                                                                150,000         1,106,148
   Fukuoka Financial Group                                                                     185,000         1,223,016
   Haseko*                                                                                     330,000           978,234
   Ibiden Co. Ltd.                                                                              28,200         1,823,049
   Isuzu Motors Ltd.                                                                           146,000           792,073
   Itochu                                                                                      130,000         1,507,675
   Joint                                                                                        44,400         1,395,501
   Kajima                                                                                      300,000         1,257,208
   Mitsubishi Electric                                                                         127,000         1,177,893
   Mitsubishi Estate Co. Ltd.                                                                   37,000         1,006,660
   Nidec                                                                                        16,300           958,434
   Nippon Sheet Glass Co. Ltd.                                                                 314,000         1,435,735
   NishiNippon City Bank Ltd.                                                                  243,000           890,059
   Nissan Motor Co. Ltd.                                                                       121,100         1,299,221
   Ricoh Co. Ltd.                                                                               38,000           879,558
   SMC                                                                                           8,600         1,145,456
   Sumco Techxiv                                                                                22,700         1,596,540
   Sumitomo Chemical Co. Ltd.                                                                  160,000         1,075,936
   Sumitomo Heavy Industries Ltd.                                                              110,000         1,248,031
   Sumitomo Mitsui Financial Group                                                                 191         1,783,887
   T&D Holdings                                                                                 16,000         1,082,433
   Takata                                                                                       46,200         1,613,417
                                                                                                         ---------------
                                                                                                              30,932,695
KAZAKHSTAN (1.1%)
   KazMunaiGas Exploration Production                                                          142,555         3,113,401
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
26               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                     SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------
MEXICO (0.8%)
   CocaCola Femsa SAB de CV - ADR                                                               16,200   $       717,336
   Grupo Televisa SA - ADR                                                                      41,000         1,408,110
                                                                                                         ---------------
                                                                                                               2,125,446
NETHERLANDS (3.2%)
   Arcelor Mittal                                                                               50,337         3,171,054
   Royal Dutch Shell PLC                                                                       131,251         5,360,411
                                                                                                         ---------------
                                                                                                               8,531,465
NORWAY (4.6%)
   Marine Harvest*                                                                           3,186,183         3,469,645
   ScanArc ASA*                                                                                144,407         1,028,767
   Statoil ASA                                                                                 152,250         4,738,847
   Telenor ASA                                                                                 159,700         3,135,489
                                                                                                         ---------------
                                                                                                              12,372,748
PHILIPPINES (0.6%)
   Ayala Land                                                                                4,109,520         1,557,648
                                                                                                         ---------------
RUSSIA (1.2%)
   Unified Energy System GDR*                                                                   24,310         3,280,790
                                                                                                         ---------------
SOUTH KOREA (0.9%)
   Hana Financial Group                                                                         24,490         1,194,666
   Samsung Electronics Co. Ltd.                                                                  2,215         1,357,542
                                                                                                         ---------------
                                                                                                               2,552,208
SPAIN (5.0%)
   Bankinter SA                                                                                 38,992         3,503,808
   Corp. Dermoestetica*                                                                        188,939         2,976,263
   Sol Melia SA                                                                                149,021         3,327,577
   Telefonica SA                                                                               168,716         3,776,491
                                                                                                         ---------------
                                                                                                              13,584,139
SWEDEN (1.3%)
   Modern Times Group AB                                                                        55,380         3,592,054
                                                                                                         ---------------
SWITZERLAND (2.3%)
   Bank Sarasin & Compagnie AG                                                                     684         2,917,430
   Julius Baer Holding AG                                                                       46,336         3,334,371
                                                                                                         ---------------
                                                                                                               6,251,801
TAIWAN (0.7%)
   Cathay Financial Holding Co. Ltd. GDR                                                        39,574           945,027
   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                            80,163           892,216
                                                                                                         ---------------
                                                                                                               1,837,243
THAILAND (0.4%)
   Bangkok Bank PCL                                                                            296,200         1,047,128
                                                                                                         ---------------
TURKEY (3.3%)
   Aksigorta AS                                                                                789,743         4,755,312
   Turkcell Iletisim Hizmet AS                                                                 610,465         4,117,847
                                                                                                         ---------------
                                                                                                               8,873,159
UNITED KINGDOM (2.9%)
   Tanfield Group PLC*                                                                       1,155,011         7,706,886
                                                                                                         ---------------

TOTAL COMMON STOCKS (IDENTIFIED COST $216,638,735)                                                           262,659,874
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      27

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.8%)

   FIFTH THIRD REPURCHASE AGREEMENT                          5.110%        07/02/2007    $  10,123,533   $    10,123,533
   DATED 06/29/2007 (Repurchase Value $10,127,844                                                        ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $10,123,533)                                                    10,123,533
                                                                                                         ---------------

TOTAL INVESTMENTS (101.3%) (IDENTIFIED COST $226,762,268)(2)                                                 272,783,407
TOTAL LIABILITIES LESS OTHER ASSETS (-1.3%)                                                                   (3,510,010)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   269,273,397
                                                                                                         ===============

-------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FORWARD CURRENCY CONTRACTS                                                      CONTRACT
                                                                                            VALUE AT        UNREALIZED
                                                            DELIVERY       CONTRACTED        JUNE 30,     APPRECIATION/
CONTRACT DESCRIPTION                                          DATE           AMOUNT           2007        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
U.S. Dollar (USD)                                          07/03/2007      $   148,170   $148,535 (GBP)  $           365
U.S. Dollar (USD)                                          07/03/2007          342,525    343,368 (GBP)              843
                                                                                                         ---------------
                                                                                                                   1,208
CONTRACTS TO SELL
Euro (EUR)                                                 07/02/2007           12,355     12,467 (USD)             (112)

--------------------------------------------------------------------------------
*    Non-income producing security.
(1)  See Note 6 for collateral information.
(2)  See Note 2 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
28               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (94.2%)

AUTOMOBILES (2.0%)
   Ford Motors                                                       9.500%    09/15/2011   $ 1,000,000   $    1,007,500
   General Motors(3)                                                 9.342%    03/15/2016     2,000,000          730,000
                                                                                                          --------------
                                                                                                               1,737,500
CHEMICALS (1.8%)
   Millennium America                                                7.625%    11/15/2026     1,000,000          965,000
   Phibro Animal Health(2)                                          13.000%    08/01/2014       500,000          527,500
                                                                                                          --------------
                                                                                                               1,492,500
COMPUTERS & PERIPHERALS (1.7%)
   Activant Solutions                                                9.500%    05/01/2016       500,000          491,250
   Seagate Technology HDD                                            6.800%    10/01/2016     1,000,000          960,000
                                                                                                          --------------
                                                                                                               1,451,250
CONSUMER FINANCE (1.1%)
   Ford Motor Credit                                                 8.000%    12/15/2016     1,000,000          957,848
                                                                                                          --------------
ELECTRIC UTILITIES (0.6%)
   PSEG Energy Holdings                                              8.500%    06/15/2011       500,000          529,582
                                                                                                          --------------
ELECTRICAL EQUIPMENT (2.8%)
   Belden CDT(2)                                                     7.000%    03/15/2017     1,000,000          985,000
   Freescale Semiconductor(2)                                       10.125%    12/15/2016     1,000,000          940,000
   Sanmina-SCI(1,2)                                                  8.110%    06/15/2010       500,000          501,250
                                                                                                          --------------
                                                                                                               2,426,250
FINANCE - OTHER (4.6%)
   ACE Cash Express(2)                                              10.250%    10/01/2014     1,000,000        1,022,500
   ASG Consolidated LLC(3)                                          10.432%    11/01/2008     1,000,000          930,000
   Fairfax Financial Holdings                                        7.375%    04/15/2018       500,000          480,000
   iPayment                                                          9.750%    05/15/2014     1,000,000        1,000,000
   Thornburg Mortgage                                                8.000%    05/15/2013       500,000          501,250
                                                                                                          --------------
                                                                                                               3,933,750
FOOD & STAPLES RETAILING (0.6%)
   Supervalu                                                         7.500%    11/15/2014       500,000          512,500
                                                                                                          --------------
HEALTH CARE PROVIDERS & SERVICES (1.1%)
   HCA                                                               6.950%    05/01/2012     1,000,000          962,500
                                                                                                          --------------
HOTELS, RESTAURANTS & LEISURE (2.3%)
   Hilton Hotels                                                     7.500%    12/15/2017     1,000,000        1,001,250
   Vail Resorts                                                      6.750%    02/15/2014     1,000,000          973,750
                                                                                                          --------------
                                                                                                               1,975,000
INDUSTRIAL - AUTOMOTIVE (3.4%)
   American Axle & Manufacturing                                     7.875%    03/01/2017     1,000,000          982,500
   The Goodyear Tire & Rubber                                        7.000%    03/15/2028     1,000,000          910,000
   Titan International                                               8.000%    01/15/2012     1,000,000        1,027,500
                                                                                                          --------------
                                                                                                               2,920,000
INDUSTRIAL - BASIC (4.5%)
   Ball                                                              6.625%    03/15/2018     1,000,000          960,000
   Nalco Finance Holdings(3)                                         9.126%    02/01/2009     1,000,000          910,000
   Owens-Illinois                                                    7.800%    05/15/2018     1,000,000        1,010,000
   PolyOne                                                           8.875%    05/01/2012     1,000,000          992,500
                                                                                                          --------------
                                                                                                               3,872,500
INDUSTRIAL - CAPITAL GOODS (8.2%)
   Allied Waste                                                      7.375%    04/15/2014     1,000,000          987,500
   Case New Holland                                                  7.250%    01/15/2016       500,000          507,500

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      29

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - CAPITAL GOODS (CONTINUED)
   Columbus McKinnon                                                 8.875%    11/01/2013   $   500,000   $      528,750
   DRS Technologies                                                  7.625%    02/01/2018       500,000          505,000
   Mosaic Global Holdings                                            7.375%    08/01/2018     1,000,000          982,500
   Mueller Water Products(2)                                         7.375%    06/01/2017     1,000,000          991,610
   Neenah Foundary                                                   9.500%    01/01/2017       500,000          480,000
   Park-Ohio Industries                                              8.375%    11/15/2014       500,000          481,250
   Terex                                                             7.375%    01/15/2014     1,000,000        1,000,000
   WII Components                                                   10.000%    02/15/2012       500,000          530,000
                                                                                                          --------------
                                                                                                               6,994,110
INDUSTRIAL - ENERGY (9.1%)
   Chesapeake Energy                                                 6.500%    08/15/2017     1,000,000          947,500
   CIE Generale Geophysique                                          7.750%    05/15/2017     1,000,000        1,012,500
   Dynegy Holdings                                                   7.125%    05/15/2018     1,000,000          890,000
   Hornbeck Offshore Services                                        6.125%    12/01/2014     1,000,000          915,000
   KCS Energy                                                        7.125%    04/01/2012       500,000          493,750
   NRG Energy                                                        7.375%    01/15/2017     1,000,000        1,003,750
   Parker Drilling                                                   9.625%    10/01/2013       500,000          533,750
   Plains Exploration & Production                                   7.000%    03/15/2017     1,000,000          947,500
   Williams                                                          7.625%    07/15/2019     1,000,000        1,055,000
                                                                                                          --------------
                                                                                                               7,798,750
INDUSTRIAL - ENTERTAINMENT (1.2%)
   Royal Caribbean Cruises                                           7.250%    03/15/2018     1,000,000          979,166
                                                                                                          --------------
INDUSTRIAL - GAMING (4.1%)
   Fontainebleau Las Vegas Holdings LLC(2)                          10.250%    06/15/2015     1,000,000          985,000
   MGM Mirage                                                        6.875%    04/01/2016       500,000          460,000
   Mohegan Tribal Gaming                                             6.875%    02/15/2015       500,000          486,250
   River Rock Entertainment                                          9.750%    11/01/2011     1,000,000        1,050,000
   Shingle Springs Tribal Gaming Authority(2)                        9.375%    06/15/2015       500,000          504,375
                                                                                                          --------------
                                                                                                               3,485,625
INDUSTRIAL - HEALTH CARE (3.7%)
   AMR HoldCo                                                       10.000%    02/15/2015     1,000,000        1,080,000
   DaVita                                                            7.250%    03/15/2015     1,000,000          987,500
   Healthsouth(1)                                                   11.409%    06/15/2014     1,000,000        1,080,000
                                                                                                          --------------
                                                                                                               3,147,500
INDUSTRIAL - MEDIA CABLE (3.4%)
   Charter Communications Holdings LLC(3)                           12.125%    01/15/2012     1,000,000        1,031,250
   CSC Holdings                                                      6.750%    04/15/2012     1,000,000          950,000
   Echostar                                                          6.625%    10/01/2014     1,000,000          955,000
                                                                                                          --------------
                                                                                                               2,936,250
INDUSTRIAL - OTHER (7.9%)
   Comforce Operating                                               12.000%    12/01/2010       281,000          288,727
   Education Management LLC                                         10.250%    06/01/2016       500,000          526,250
   Georgia-Pacific                                                   8.000%    01/15/2024     1,000,000          970,000
   Local TV Finance LLC(2)                                           0.000%    06/15/2015     1,000,000          990,000
   Rockwood Specialties                                              7.500%    11/15/2014     1,000,000        1,005,000
   Sally Holdings LLC(2)                                            10.500%    11/15/2016       500,000          502,500
   Service Corp. International(2)                                    7.500%    04/01/2027     1,000,000          942,500
   SGS International                                                12.000%    12/15/2013       500,000          545,000
   United Rentals                                                    7.750%    11/15/2013       500,000          500,625
   Universal City Florida Holding(1)                                10.106%    05/01/2010       500,000          510,000
                                                                                                          --------------
                                                                                                               6,780,602

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
30               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - OTHER CONSUMER CYCLICALS (2.3%)
   Carrols                                                           9.000%    01/15/2013   $   500,000   $      492,500
   Pierre Foods                                                      9.875%    07/15/2012     1,000,000        1,015,000
   Sbarro                                                           10.375%    02/01/2015       500,000          486,875
                                                                                                          --------------
                                                                                                               1,994,375
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (3.3%)
   Reddy Ice Holdings(3)                                            10.017%    11/01/2008     1,000,000          940,000
   Riddell Bell Sports                                               8.375%    10/01/2012     1,000,000          985,000
   Visant Holding(1)                                                 2.622%    12/01/2008     1,000,000          917,500
                                                                                                          --------------
                                                                                                               2,842,500
INDUSTRIAL - RETAILERS (2.8%)
   AmeriGas Partners                                                 7.125%    05/20/2016     1,000,000          982,500
   FTD                                                               7.750%    02/15/2014       500,000          495,000
   Toys R US                                                         7.625%    08/01/2011     1,000,000          930,000
                                                                                                          --------------
                                                                                                               2,407,500
INDUSTRIAL - SERVICES (2.4%)
   Idearc                                                            8.000%    11/15/2016     1,000,000        1,010,000
   The Sheridan Group                                               10.250%    08/15/2011     1,000,000        1,050,000
                                                                                                          --------------
                                                                                                               2,060,000
INDUSTRIAL - TECHNOLOGY (1.2%)
   Sungard Data Systems                                             10.250%    08/15/2015     1,000,000        1,057,500
                                                                                                          --------------
INDUSTRIAL - TELECOMMUNICATIONS - OTHER (1.1%)
   Citizens Communications                                           7.000%    11/01/2025     1,000,000          897,500
                                                                                                          --------------
INDUSTRIAL - TELECOMMUNICATIONS - WIRED (2.9%)
   Qwest Capital Funding                                             7.250%    02/15/2011     1,000,000          995,000
   Syniverse Technologies                                            7.750%    08/15/2013     1,000,000          955,000
   Time Warner Telecom Holdings                                      9.250%    02/15/2014       500,000          530,000
                                                                                                          --------------
                                                                                                               2,480,000
INDUSTRIAL - TELECOMMUNICATION - WIRELESS (4.2%)
   Centennial Communications                                        10.000%    01/01/2013       500,000          536,250
   Dobson Communications                                             8.875%    10/01/2013     1,000,000        1,045,000
   iPCS(1,2)                                                         7.480%    05/01/2013     1,000,000        1,001,250
   MetroPCS Wireless(2)                                              9.250%    11/01/2014     1,000,000        1,032,500
                                                                                                          --------------
                                                                                                               3,615,000
MEDIA (1.2%)
   RH Donnelley                                                      8.875%    01/15/2016     1,000,000        1,040,000
                                                                                                          --------------
REAL ESTATE (0.6%)
   Felcor Lodging(1)                                                 7.260%    12/01/2011       500,000          500,000
                                                                                                          --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
   Conexant Systems(1)                                               9.110%    11/15/2010     1,000,000        1,022,500
                                                                                                          --------------
TEXTILES, APPAREL & LUXURY GOODS (2.4%)
   Hanesbrands(3)                                                    8.784%    12/15/2014     1,000,000        1,015,000
   Levi Strauss & Co.                                                8.875%    04/01/2016     1,000,000        1,025,000
                                                                                                          --------------
                                                                                                               2,040,000
UTILITIES (4.5%)
   AES                                                               7.750%    03/01/2014       500,000          501,250
   Allegheny Energy Supply                                           7.800%    03/15/2011       500,000          518,750
   Edison Mission Energy(2)                                          7.200%    05/15/2019     1,000,000          940,000
   El Paso                                                           6.950%    06/01/2028     1,000,000          929,111
   Suburban Propane Partners                                         6.875%    12/15/2013     1,000,000          965,000
                                                                                                          --------------
                                                                                                               3,854,111

TOTAL CORPORATE BONDS (IDENTIFIED COST $80,905,775)                                                           80,704,169
                                                                                                          --------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      31

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               DIVIDEND
DESCRIPTION                                                                      RATE         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (1.1%)

CONSUMER FINANCE (1.1%)
   GMAC LLC                                                                     7.350%          40,000   $       932,000
                                                                                                         ---------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST $965,994)                                                                932,000
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE        AMOUNT           VALUE
SHORT-TERM INVESTMENTS (5.8%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007  $  5,006,190         5,006,190
   DATED 06/29/2007 (Repurchase Value $5,008,322                                                         ---------------
   collateralized by U.S. Government Agency Securities)(4)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,006,190)                                                      5,006,190
                                                                                                         ---------------

TOTAL INVESTMENTS (101.1%) (IDENTIFIED COST $86,877,959)(5)                                                   86,642,359
TOTAL LIABILITIES LESS OTHER ASSETS (-1.1%)                                                                     (942,165)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    85,700,194
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2007.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3)   Represents a step bond. Rate disclosed is as of June 30, 2007.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
32               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (8.4%)
   Bear Stearns Commercial Mortgage Securities(1,2,6)               0.191%    11/11/2041  $ 25,408,637   $       444,222
   Captec Franchise Trust(1,2,6)                                    1.095%    10/25/2018    12,542,070           312,009
   CBC Insurance Revenue Securitization LLC(2,10)                   7.650%    02/15/2023       300,000           303,778
   CDO Repackaging Trust Series(1,2,10)                             7.156%    01/17/2036       405,749           403,720
   CNL Funding(1,2,6,10)                                            1.632%    09/18/2012     9,194,201           333,281
   Commercial Industrial Finance(1,2,10)                            9.370%    03/01/2021       260,000           251,420
   Falcon Franchise Loan(1,2,3)                                     2.328%    06/05/2020     4,177,434           519,752
   Falcon Franchise Loan(2,10)                                      4.856%    01/05/2025       593,105           582,905
   Falcon Franchise Loan(2,10)                                      7.074%    01/05/2025       250,000           237,501
   Falcon Franchise Loan(1,2,6)                                     3.110%    01/05/2023     3,080,112           348,249
   FFCA Secured Lending(2)                                          7.810%    10/18/2025       465,000           425,876
   Orion Ltd. CDO(1,2,10)                                           8.820%    09/10/2046       657,800           613,398
   Restructured Asset Securities(1,2,10)                            5.999%    01/29/2022       600,000           525,750
                                                                                                         ---------------
                                                                                                               5,301,861

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,304,821)                                                     5,301,861
                                                                                                         ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (23.7%)
   Banc of America Large Loan(1,2)                                  8.320%    03/15/2022     1,000,000           989,696
   Banc of America                                                  4.429%    11/10/2039       860,000           822,270
   Capco America Securitization Corp.(1,2,6)                        1.677%    10/15/2030    16,612,576           241,421
   CDO Repack SPC Ltd.(2,10)                                        7.110%    05/20/2030       385,000           313,186
   Collateralized Mortgage Securities                               9.450%    02/01/2017        18,090            18,861
   Commercial Mortgage Acceptance(1,2)                              7.170%    11/15/2014     1,500,000         1,501,925
   Commercial Mortgage(1,2)                                         7.177%    02/14/2034       720,000           751,976
   Countrywide Alternative Loan Trust                               6.000%    05/25/2036       229,415           229,244
   CS First Boston Mortgage Securities                              6.300%    11/15/2030       160,610           161,872
   CS First Boston Mortgage Securities                              6.300%    11/15/2030       272,329           274,468
   Entertainment Properties Trust(2)                                6.223%    02/15/2018       211,000           209,948
   FHLMC                                                            4.500%    03/15/2019       183,067           170,001
   FHLMC                                                            5.500%    10/15/2034       510,000           492,754
   FNMA(1,6)                                                        1.127%    02/25/2035     3,322,735            41,056
   GMAC Mortgage Corp. Loan Trust(1)                                4.294%    12/19/2033     1,280,000         1,231,895
   GNMA TRUST IO(1,6)                                               0.730%    01/16/2042     4,911,228           131,643
   GNMA(1,3,10)                                                     0.350%    08/16/2043    18,461,312           517,899
   JP Morgan Commercial Mortgage Securities                         4.475%    07/15/2041       647,876           626,922
   LB Commercial Conduit Mortgage Trust(1,6)                        0.900%    10/25/2026     3,510,233             6,454
   LB-UBS Commercial Mortgage Trust(1)                              4.333%    02/15/2037     1,014,000           935,124
   LB-UBS Commercial Mortgage Trust(1,2,6)                          0.033%    06/15/2038   288,229,559           583,261
   Legg Mason(2,10)                                                 2.865%    07/25/2021        35,066            34,666
   LNR CDO Ltd.(2,10)                                               6.000%    02/28/2043       250,000           217,014
   Marathon Structured Finance CDO Ltd.(1,2,10)                     8.755%    07/26/2046       193,538           175,151
   Merrill Lynch Mortgage Investments(1,6)                          0.790%    11/15/2026    23,012,185           900,913
   Merrill Lynch Mortgage Investments(1)                            6.480%    11/15/2026       349,150           350,086
   Morgan Stanley Capital I(1,2)                                    6.919%    06/03/2030       750,000           746,820
   Mortgage Capital Funding                                         6.423%    06/18/2030       254,842           255,157
   Salomon Brothers Mortgage Securities VII(1,2,6)                  0.456%    11/13/2011    51,643,656         1,199,620
   Washington Mutual(1)                                             5.631%    01/25/2036       757,426           739,248
                                                                                                         ---------------
                                                                                                              14,870,551

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,106,638)                                       14,870,551
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      33

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (24.6%)

ASSET-BACKED SECURITIES (OTHER) (1.1%)
   Newport Waves CDO(1,2,10)                                        8.150%    06/20/2017  $    440,000   $       438,240
   Pebble Creek LCDO Ltd.(1,2,10)                                   8.600%    06/22/2014       260,000           231,075
                                                                                                         ---------------
                                                                                                                 669,315
ELECTRICAL EQUIPMENT (0.7%)
   Thomas & Betts                                                   7.250%    06/01/2013       430,000           438,982
                                                                                                         ---------------
FINANCE - BANKING (4.1%)
   Bank of America(4)                                               7.744%    07/17/2028     1,800,000           429,235
   Centura Bank                                                     6.500%    03/15/2009       195,000           197,893
   Centura Capital Trust(2)                                         8.845%    06/01/2027       350,000           366,207
   Colonial Bank NA Montgomery                                      9.375%    06/01/2011       240,000           268,160
   Comerica Bank                                                    8.375%    07/15/2024       300,000           336,767
   First Massachusetts Bank                                         7.625%    06/15/2011       525,000           563,965
   HSBC(1,5)                                                        5.580%    09/29/2049       200,000           173,000
   Marshall & Ilsley(3)                                             5.400%    10/15/2013       275,000           256,557
                                                                                                         ---------------
                                                                                                               2,591,784
FINANCE - BROKER RELATED (BROKERAGE) (2.0%)
   Jefferies Group                                                  6.250%    01/15/2036       270,000           253,002
   JP Morgan & Co.(4)                                               8.838%    07/01/2027     2,133,000           446,725
   Lehman Brothers Holdings                                         5.750%    04/25/2011       280,000           280,029
   Merrill Lynch & Co.(4)                                           7.557%    03/20/2028     1,300,000           303,073
                                                                                                         ---------------
                                                                                                               1,282,829
FINANCE - OTHER (4.4%)
   American General Capital II                                      8.500%    07/01/2030       280,000           348,190
   Attentus CDO Ltd.(2,10)                                          9.532%    10/11/2042       200,000           196,000
   Luxembourg Fund Holdings of KDIAK Currency(1,2,10)               6.856%    08/07/2037       600,000           576,000
   MBIA Global Funding LLC(2)                                       4.375%    03/15/2010       345,000           338,638
   NLV Financial(2)                                                 7.500%    08/15/2033       250,000           270,167
   Unitrin                                                          6.000%    05/15/2017     1,070,000         1,037,216
                                                                                                         ---------------
                                                                                                               2,766,211
INDUSTRIAL - BASIC (1.0%)
   BHP Finance                                                      6.750%    11/01/2013       290,000           304,613
   Ingersoll Rand                                                   6.130%    11/18/2027       300,000           305,256
                                                                                                         ---------------
                                                                                                                 609,869
INDUSTRIAL - ENERGY (3.0%)
   Enron Oil & Gas                                                  6.650%    04/01/2028       335,000           335,794
   Nexen                                                            6.400%    05/15/2037       645,000           616,650
   Premcor Refining                                                 9.500%    02/01/2013       520,000           553,678
   Premcor Refining                                                 7.500%    06/15/2015       375,000           386,634
                                                                                                         ---------------
                                                                                                               1,892,756
INDUSTRIAL - OTHER (4.1%)
   Duane Park I Ltd.(1,2,10)                                        0.000%    06/27/2016       500,000           510,000
   Duane Park V Ltd.(1,2)                                           0.000%    09/25/2014     1,050,000         1,050,000
   Grand CDO(1,2,10)                                               11.360%    09/20/2016     1,000,000           997,500
                                                                                                         ---------------
                                                                                                               2,557,500
INDUSTRIAL - TECHNOLOGY (0.7%)
   IBM                                                              7.000%    10/30/2025       410,000           453,210
                                                                                                         ---------------
INDUSTRIAL - TRANSPORTATION (0.7%)
   Southwest Airlines                                               7.375%    03/01/2027       406,000           417,673
                                                                                                         ---------------
INSURANCE (0.8%)
   Endurance Specialty Holdings Ltd.                                7.000%    07/15/2034       500,000           488,122
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
34               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS (1.8%)
   Colgate-Palmolive                                                5.180%    05/15/2017  $    755,000   $       718,075
   SC Johnson & Son(2)                                              5.750%    02/15/2033       425,000           391,401
                                                                                                         ---------------
                                                                                                               1,109,476
UTILITIES (0.2%)
   Entergy Ark                                                      4.500%    06/01/2010       150,000           145,658
                                                                                                         ---------------

TOTAL CORPORATE BONDS (IDENTIFIED COST $15,846,861)                                                           15,423,385
                                                                                                         ---------------

MUNICIPAL BONDS (0.3%)
   Fort Walton Defense Housing(4,7)                                 5.208%    10/15/2009       250,000           218,360
                                                                                                         ---------------

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $225,430)                                                                 218,360
                                                                                                         ---------------

U.S. GOVERNMENT AND AGENCY SECURITIES (32.6%)

FEDERAL HOME LOAN BANK (FHLB) (3.8%)
   FHLB(3)                                                          4.000%    07/02/2015       360,000           342,339
   FHLB(3)                                                          4.000%    07/23/2013       650,000           642,160
   FHLB(3)                                                          4.000%    08/06/2008       300,000           292,645
   FHLB                                                             4.250%    06/24/2013       300,000           282,275
   FHLB                                                             4.375%    07/16/2013       550,000           520,408
   FHLB                                                             6.045%    05/12/2014       300,000           311,342
                                                                                                         ---------------
                                                                                                               2,391,169
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (4.2%)
   FHLMC                                                            4.000%    07/16/2010       400,000           386,477
   FHLMC(3)                                                         5.125%    07/18/2013       389,000           375,038
   FHLMC                                                            5.250%    10/19/2015     1,020,000         1,002,850
   FHLMC                                                            5.000%    03/27/2018       190,000           178,726
   FHLMC                                                            5.000%    06/11/2018       450,000           422,731
   FHLMC                                                            5.000%    07/23/2018       310,000           290,004
                                                                                                         ---------------
                                                                                                               2,655,826
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.7%)
   FNMA                                                             6.875%    09/24/2012       500,000           501,670
   FNMA                                                             4.350%    07/02/2013       325,000           307,305
   FNMA                                                             5.500%    07/30/2025       450,000           422,578
   FNMA                                                             5.500%    05/01/2036       451,766           439,484
   FNMA(6,10)                                                       0.000%    06/17/2040    16,655,244            13,009
                                                                                                         ---------------
                                                                                                               1,684,046
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (0.8%)
   Small Business Administration                                    4.640%    05/01/2023       543,602           516,164
                                                                                                         ---------------
U.S. TREASURY BONDS & NOTES (21.1%)
   U.S. Treasury Bond                                               7.875%    02/15/2021        50,000            62,918
   U.S. Treasury Bond                                               4.500%    02/15/2036     1,460,000         1,321,985
   U.S. Treasury Note                                               4.375%    08/15/2012     1,500,000         1,466,133
   U.S. Treasury Note                                               4.125%    05/15/2015    11,000,000        10,366,642
                                                                                                         ---------------
                                                                                                              13,217,678

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $20,721,701)                                     20,464,883
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      35

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.2%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007  $  5,791,217   $     5,791,217
   DATED 06/29/2007 (Repurchase Value $5,793,683                                                         ---------------
   collateralized by U.S. Government Agency Securities)(8)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,791,217)                                                      5,791,217
                                                                                                         ---------------

TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $64,996,668)(9)                                                    62,070,257
TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)                                                                       759,309
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    62,829,566
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2007.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3)   Represents a step bond. Rate disclosed is as of June 30, 2007.
(4) Represents a zero coupon bond. Rate disclosed is the effective yield as of June 30, 2007.
(5)   Perpetual
(6)   Interest only security. Principal amount represents notional amount.
(7) Securities are held in conjunction with a letter of credit or a liquidity agreement by a major commercial bank or financial institution.
(8)   See Note 2 for collaterial information.
(9)   See Note 6 for important tax information.
(10) Fair Valued security under procedures established by the Fund's Board of Directors

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
36               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (9.4%)

ASSET-BACKED SECURITIES (OTHER) (9.4%)
   Bear Stearns Commercial Mortgage Securities(1,2,4)               0.191%    11/11/2041   $63,853,052   $     1,116,349
   Captec Franchise Trust(1,2,4)                                    1.095%    10/25/2018    24,727,072           615,135
   CBC Insurance Revenue Securitization LLC(2,7)                    7.650%    02/15/2023       760,000           769,571
   CDO Repackaging Trust Series(1,2,7)                              7.156%    01/17/2036       791,210           787,254
   CNL Funding(1,2,4)                                               1.632%    09/18/2012     9,566,220           346,766
   Commercial Industrial Finance(1,2,7)                             9.370%    03/01/2021       650,000           628,550
   Falcon Franchise Loan(1,2,4)                                     2.328%    06/05/2020    10,249,766         1,275,265
   Falcon Franchise Loan(2)                                         6.067%    01/05/2023       729,206           729,107
   Falcon Franchise Loan(2,7)                                       4.856%    01/05/2025       296,552           291,452
   Falcon Franchise(1,2,4)                                          3.110%    01/05/2023     1,368,939           154,777
   Orion Ltd. CDO(1,2,7)                                            8.820%    09/10/2046       368,000           343,160
   Restructured Asset Securities(1,2,7)                             5.999%    01/29/2022     1,550,000         1,358,188
                                                                                                         ---------------
                                                                                                               8,415,574

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,628,344)                                                     8,415,574
                                                                                                         ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (18.8%)
   Asset Securitization                                             7.100%    08/13/2029        15,114            15,133
   Asset Securitization(1)                                          7.384%    08/13/2029       865,000           866,923
   Banc of America SST(2)                                           6.274%    10/11/2033     1,000,000         1,011,552
   Banc of America                                                  4.429%    11/10/2039       260,000           248,593
   Commercial Mortgage Acceptance(1)                                6.616%    12/15/2030     1,000,000         1,000,100
   Commercial Mortgage(1,2)                                         7.177%    02/14/2034       150,000           156,662
   Countrywide Alternative Loan Trust                               6.000%    05/25/2036     1,273,254         1,272,305
   CS First Boston Mortgage Securities                              6.300%    11/15/2030       338,882           341,544
   Entertainment Properties Trust(2)                                6.223%    02/15/2018       400,000           398,006
   FHLMC                                                            4.500%    03/15/2019       366,134           340,003
   FHLMC                                                            5.500%    10/15/2034     1,210,000         1,169,083
   First Union National Bank Commercial Mortgage                    6.423%    08/15/2033       493,514           505,710
   FNMA(1,4)                                                        1.127%    02/25/2035     4,572,310            56,495
   GE Capital Commercial Mortgage                                   6.496%    01/15/2033       298,833           306,374
   GMAC Commercial Mortgage Securities                              6.590%    05/15/2033       160,000           162,335
   GMAC Mortgage Corp. Loan Trust(1)                                4.294%    12/19/2033       250,000           240,604
   GNMA TRUST IO(1,4)                                               0.730%    01/16/2042    11,421,775           306,155
   GNMA                                                             3.360%    08/16/2022       326,436           315,185
   GNMA(1)                                                          6.750%    03/20/2037       327,424           327,800
   Government Lease Trust(2)                                        4.000%    05/18/2011       877,041           833,604
   Harborview Mortgage Loan Trust(1)                                6.070%    06/19/2034        37,093            36,993
   LB-UBS Commercial Mortgage Trust                                 4.071%    09/15/2026       416,707           405,193
   Legg Mason(2,7)                                                  2.865%    07/25/2021        47,442            46,902
   Marathon Structured Finance CDO Ltd.(1,2,7)                      8.755%    07/26/2046     1,091,750           988,034
   Morgan Stanley Capital I(1,2)                                    6.919%    06/03/2030       250,000           248,940
   Preferred Term Securities XII(1,2)                               4.630%    03/24/2034       650,000           634,400
   Rally CDO Ltd.(1,2,7)                                            6.360%    03/30/2010     1,000,000           990,000
   Salomon Brothers Mortgage Securities VII(1,2,4)                  0.456%    11/13/2011    96,283,497         2,236,550
   Washington Mutual(1)                                             5.631%    01/25/2036     1,496,264         1,460,354
                                                                                                         ---------------
                                                                                                              16,921,532

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,105,375)                                       16,921,532
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      37

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (24.8%)

ASSET-BACKED SECURITIES (OTHER) (1.9%)
   Newport Waves CDO(1,2,7)                                         8.150%    06/20/2017   $ 1,100,000   $     1,095,600
   Pebble Creek LCDO Ltd.(1,2,7)                                    8.600%    06/22/2014       650,000           577,688
                                                                                                         ---------------
                                                                                                               1,673,288
DIVERSIFIED FINANCIAL SERVICES (1.4%)
   General Electric Capital                                         5.720%    08/22/2011       500,000           499,884
   General Electric Capital                                         6.900%    09/15/2015       725,000           779,498
                                                                                                         ---------------
                                                                                                               1,279,382
ELECTRIC UTILITIES (1.1%)
   MP Environmental Funding LLC                                     4.982%    07/15/2014     1,000,000           986,990
                                                                                                         ---------------
FINANCE - BANKING (5.4%)
   Bayerische Landesbank                                            5.875%    12/01/2008       500,000           503,660
   Centura Bank                                                     6.500%    03/15/2009       250,000           253,709
   Centura Capital Trust(2)                                         8.845%    06/01/2027       460,000           481,301
   Citicorp                                                         7.000%    07/01/2007       200,000           200,000
   HSBC Finance                                                     7.750%    09/15/2022       300,000           300,465
   M&T Trust(1,2)                                                   3.850%    04/01/2013     1,000,000           988,004
   Rabobank Nederland                                               4.625%    08/25/2008       750,000           745,926
   Royal Bank of Canada(1)                                          5.360%    04/14/2008       500,000           467,500
   Wachovia                                                         6.300%    04/15/2008       100,000           100,636
   Washington Mutual                                                8.250%    04/01/2010       750,000           798,052
                                                                                                         ---------------
                                                                                                               4,839,253
FINANCE - BROKER RELATED (BROKERAGE) (0.5%)
   Lehman Brothers Holdings                                         5.750%    04/25/2011       415,000           415,043
                                                                                                         ---------------
FINANCE - OTHER (4.1%)
   AXA Financial                                                    6.500%    04/01/2008       796,000           801,588
   KDIAK(1,2,7)                                                     6.856%    08/07/2037     1,000,000           960,000
   MBIA Global Funding LLC(2)                                       4.375%    03/15/2010       460,000           451,517
   Regional Diversified Funding(1,2)                                6.675%    01/25/2036     1,000,000         1,002,500
   TIAA Global Markets(2)                                           4.875%    01/12/2011       250,000           245,484
   Transamerica                                                     9.375%    03/01/2008       250,000           254,628
                                                                                                         ---------------
                                                                                                               3,715,717
FOOD & STAPLES RETAILING (1.1%)
   Kroger                                                           7.250%    06/01/2009     1,000,000         1,028,000
                                                                                                         ---------------
INDUSTRIAL - CAPITAL GOODS (0.0%)
   PPG Industries                                                   6.500%    11/01/2007         2,000             2,003
                                                                                                         ---------------
INDUSTRIAL - ENERGY (1.5%)
   EOG Resources                                                    6.500%    12/01/2007       300,000           301,421
   Premcor Refining                                                 9.500%    02/01/2013       610,000           649,507
   Premcor Refining                                                 7.500%    06/15/2015       360,000           371,168
                                                                                                         ---------------
                                                                                                               1,322,096
INDUSTRIAL - OTHER (1.7%)
   Duane Park I Ltd.(1,2,7)                                         0.000%    06/27/2016       500,000           510,000
   Duane Park V Ltd.(1,2)                                           0.000%    09/25/2014       775,000           775,000
   Grand CDO(1,2,7)                                                11.360%    09/20/2016       250,000           249,375
                                                                                                         ---------------
                                                                                                               1,534,375
INDUSTRIAL - TECHNOLOGY (1.1%)
   International Business Machines                                  4.950%    03/22/2011     1,000,000           983,366
                                                                                                         ---------------
INDUSTRIAL - TRANSPORTATION (0.5%)
   Norfolk Southern                                                 5.257%    09/17/2014       455,000           434,586
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
38               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
INSURANCE (3.3%)
   Blue Cross & Blue Shield of Florida(2)                           8.250%    11/15/2011   $ 1,000,000   $     1,099,773
   International Lease Finance                                      5.550%    09/05/2012     1,890,000         1,879,949
                                                                                                         ---------------
                                                                                                               2,979,722
SOVEREIGN AGENCY (0.5%)
   Tennessee Valley Authority Principal - Strip(3)                  7.004%    04/15/2042       500,000           400,820
                                                                                                         ---------------
UTILITIES (0.7%)
   Entergy Ark                                                      4.500%    06/01/2010       550,000           534,078
   Midamerican Energy                                               7.520%    09/15/2008       105,000           107,298
                                                                                                         ---------------
                                                                                                                 641,376

TOTAL CORPORATE BONDS (IDENTIFIED COST $22,536,123)                                                           22,236,017
                                                                                                         ---------------

U.S. GOVERNMENT AND AGENCY SECURITIES (44.9%)

DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.1%)
   HUD                                                              6.330%    08/01/2013     1,000,000         1,006,656
                                                                                                         ---------------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.1%)
   FAMC                                                             5.900%    03/03/2009     1,000,000         1,010,573
                                                                                                         ---------------
FEDERAL FARM CREDIT BANK (FFCB) (1.6%)
   FFCB                                                             3.000%    12/17/2007       150,000           148,391
   FFCB                                                             3.375%    12/17/2007       300,000           297,285
   FFCB                                                             4.000%    08/26/2008       500,000           492,923
   FFCB                                                             6.320%    10/12/2010       325,000           335,695
   FFCB                                                             4.875%    09/24/2012       150,000           146,019
                                                                                                         ---------------
                                                                                                               1,420,313
FEDERAL HOME LOAN BANK (FHLB) (14.4%)
   FHLB(3)                                                          3.500%    07/15/2007       185,000           179,692
   FHLB(3)                                                          4.000%    07/23/2007       500,000           493,969
   FHLB(3)                                                          3.500%    07/30/2007     1,000,000           991,055
   FHLB(3)                                                          4.750%    01/27/2008       125,000           124,423
   FHLB(3)                                                          4.000%    03/30/2008       400,000           394,493
   FHLB(3)                                                          5.000%    05/25/2008       500,000           497,654
   FHLB(3)                                                          5.000%    05/28/2008       500,000           498,429
   FHLB(1)                                                          0.140%    07/17/2008     1,000,000           948,097
   FHLB(3)                                                          4.500%    07/30/2008       350,000           336,974
   FHLB(3)                                                          4.000%    08/06/2008       350,000           341,419
   FHLB                                                             3.650%    09/22/2008       500,000           490,512
   FHLB(1)                                                          4.250%    09/29/2008       350,000           344,105
   FHLB                                                             4.000%    01/28/2009       395,000           387,734
   FHLB                                                             4.600%    02/05/2009     1,000,000           990,528
   FHLB                                                             4.750%    04/24/2009     2,000,000         1,984,640
   FHLB(3)                                                          5.000%    06/11/2009     1,000,000           987,699
   FHLB                                                             5.300%    01/12/2010     1,000,000           996,153
   FHLB                                                             4.125%    08/13/2010     1,035,000         1,003,561
   FHLB(3)                                                          4.000%    06/18/2013       970,000           939,880
                                                                                                         ---------------
                                                                                                              12,931,017
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (8.9%)
   FHLMC(3)                                                         4.000%    12/23/2007     1,000,000           992,022
   FHLMC(3)                                                         4.250%    03/16/2008     1,000,000           986,155
   FHLMC                                                            3.100%    05/27/2008       500,000           490,362
   FHLMC(3)                                                         4.750%    07/30/2008       415,000           399,856

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      39

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (CONTINUED)
   FHLMC                                                            3.150%    11/20/2008   $ 1,000,000   $       972,093
   FHLMC                                                            5.000%    01/30/2009       850,000           846,924
   FHLMC                                                            4.000%    12/15/2009        60,000            58,329
   FHLMC                                                            4.000%    07/16/2010       500,000           483,096
   FHLMC                                                            6.000%    08/07/2013     1,000,000         1,005,811
   FHLMC(3)                                                         5.000%    01/15/2014       100,000            98,866
   FHLMC(1)                                                         5.934%    01/01/2037       948,197           947,086
   FHLMC(1)                                                         7.000%    01/15/2037       678,974           678,870
                                                                                                         ---------------
                                                                                                               7,959,470
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (5.6%)
   FNMA(3)                                                          4.375%    12/29/2007        30,000            29,758
   FNMA(3)                                                          4.250%    02/10/2008     2,225,000         2,199,702
   FNMA(3)                                                          4.000%    03/24/2008       400,000           395,134
   FNMA(3)                                                          4.000%    04/01/2008       100,000            99,016
   FNMA                                                             7.000%    12/01/2008         3,475             3,499
   FNMA(3)                                                          4.474%    02/18/2009       300,000           296,310
   FNMA                                                             4.000%    03/03/2009       100,000            98,053
   FNMA(3)                                                          5.000%    04/22/2009       485,000           478,313
   FNMA                                                             6.000%    07/25/2033       500,000           499,109
   FNMA                                                             5.500%    05/01/2036       898,874           874,436
   FNMA(4,7)                                                        0.000%    06/17/2040    32,968,836            25,752
                                                                                                         ---------------
                                                                                                               4,999,082
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (1.3%)
   Small Business Administration                                    8.017%    02/10/2010       568,065           586,273
   Small Business Administration                                    4.640%    05/01/2023       617,561           586,391
                                                                                                         ---------------
                                                                                                               1,172,664
U.S. TREASURY BONDS & NOTES (10.9%)
   U.S. Treasury Note                                               3.125%    04/15/2009     4,000,000         3,880,000
   U.S. Treasury Note                                               4.375%    12/15/2010     5,000,000         4,918,360
   U.S. Treasury Note                                               4.375%    08/15/2012     1,000,000           977,422
                                                                                                         ---------------
                                                                                                               9,775,782

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $40,651,687)                                     40,275,557
                                                                                                         ---------------

SHORT-TERM INVESTMENTS (0.6%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007       533,422           533,422
   DATED 06/29/2007 (Repurchase Value $533,649                                                           ---------------
   collateralized by U.S. Government Agency
   Securities)(5)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $533,422)                                                          533,422
                                                                                                         ---------------

TOTAL INVESTMENTS (98.5%) (IDENTIFIED COST $91,454,951)(6)                                                    88,382,102
TOTAL OTHER ASSETS LESS LIABILITIES (1.5%)                                                                     1,376,185
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    89,758,287
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2007.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3)   Represents a step bond. Rate disclosed is as of June 30, 2007.
(4)   Interest only security. Principal amount represents notional amount.
(5)   See Note 2 for collateral information.
(6)   See Note 6 for important tax information.
(7) Fair Valued security under procedures established by the Fund's Board of Directors

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
40               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.3%)
   TMS SBA Loan Trust (1999 1-A)(1)                                 6.050%    07/15/2025   $   182,800   $       181,525
                                                                                                         ---------------

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $182,790)                                                         181,525
                                                                                                         ---------------

PROJECT LOANS (0.0%)
   Merrill Lynch 42(6)                                              7.430%    09/01/2022         2,593             2,567
                                                                                                         ---------------

TOTAL PROJECT LOANS (IDENTIFIED COST $2,638)                                                                       2,567
                                                                                                         ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS (94.0%)

COLLATERALIZED MORTGAGE OBLIGATION - OTHER (16.4%)
   Banc of America Alternative Loan Trust (2003-10 6A2)(6)          5.500%    12/25/2018       207,576           202,434
   Banc of America Alternative Loan Trust (2004-3 4A1)              5.000%    04/25/2019       285,565           274,232
   Chase Mortgage Finance                                           5.000%    03/25/2018       312,089           307,890
   Countrywide Alternative Loan Trust (2004-J2A1)                   6.500%    03/25/2034       124,572           125,420
   Countrywide Alternative Loan Trust (2007-16CB)                   6.000%    07/25/2037       410,000           411,313
   Countrywide Alternative Loan Trust (2007-3T1)                    6.000%    04/25/2037       296,288           297,136
   Countrywide Home Loan Mortgage Pass Through Trust                5.000%    05/25/2019       192,928           189,566
   Countrywide Home Loan Mortgage Pass Through Trust                5.500%    11/25/2035       151,938           151,452
   CS First Boston Mortgage Securities                              5.250%    10/25/2019       160,776           158,642
   FHLMC                                                            5.500%    02/15/2017       600,000           597,936
   FHLMC                                                            5.500%    09/15/2017       500,000           497,110
   FHLMC                                                            5.500%    04/15/2033       380,000           367,587
   FHLMC                                                            5.500%    05/15/2034       200,000           193,483
   FHLMC                                                            5.500%    07/15/2034       610,000           589,571
   FHLMC                                                            5.500%    08/15/2034       100,000            96,805
   FHLMC                                                            5.500%    11/15/2034       300,000           292,144
   FHLMC                                                            5.500%    01/15/2035       500,000           486,434
   First Horizon Asset Securities                                   5.000%    05/25/2018       442,239           438,041
   FNMA - Strip(2)                                                  0.000%    12/01/2033       395,751           290,300
   FNMA (2005-70 NA)                                                5.500%    08/25/2035       170,395           168,988
   FNMA                                                             5.850%    02/25/2022       607,604           608,701
   FNMA                                                             5.500%    10/25/2032       200,000           196,289
   FNMA                                                             5.500%    07/25/2033       330,000           318,882
   FNMA(3)                                                          6.000%    11/25/2033       365,760            91,492
   GNMA                                                             5.500%    09/20/2035       284,743           282,175
   GSR Mortgage Loan Trust                                          5.750%    02/25/2036       339,154           337,454
   Lehman Mortgage Trust                                            5.500%    12/25/2035       337,750           336,033
   Master Asset Securitization Trust                                5.250%    08/25/2019       108,937           105,362
   Residential Funding Mortgage Securities I                        5.000%    01/25/2018       273,312           271,237
   Washington Mutual Mortgage Pass-Through Certificates             5.000%    03/25/2018       226,113           220,563
   Washington Mutual                                                5.000%    11/25/2018        85,199            83,636
                                                                                                         ---------------
                                                                                                               8,988,308
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (14.9%)
   FHLMC - Gold                                                     6.000%    01/01/2013         3,413             3,448
   FHLMC - Gold                                                     6.000%    02/01/2013         7,200             7,263
   FHLMC - Gold                                                     6.000%    02/01/2013         4,302             4,340
   FHLMC - Gold                                                     6.000%    03/01/2013        39,764            40,173
   FHLMC - Gold                                                     6.000%    04/01/2013       111,855           112,836
   FHLMC - Gold                                                     6.000%    04/01/2013        35,601            35,959

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      41

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (CONTINUED)
   FHLMC - Gold                                                     6.000%    08/01/2013   $    59,173   $        59,748
   FHLMC - Gold                                                     6.000%    11/01/2013        84,245            84,984
   FHLMC - Gold                                                     6.000%    11/01/2013         1,431             1,444
   FHLMC - Gold                                                     6.000%    12/01/2013         3,833             3,867
   FHLMC - Gold                                                     6.000%    05/01/2014        66,854            67,231
   FHLMC - Gold                                                     6.000%    07/01/2014         5,289             5,319
   FHLMC - Gold                                                     6.000%    07/01/2014         8,055             8,118
   FHLMC - Gold                                                     7.500%    09/01/2014        18,393            18,992
   FHLMC - Gold                                                     7.000%    06/01/2015           429               443
   FHLMC - Gold                                                     7.500%    07/01/2015         1,489             1,543
   FHLMC - Gold                                                     6.000%    05/01/2016         6,672             6,710
   FHLMC - Gold                                                     6.000%    06/01/2016        36,795            37,001
   FHLMC - Gold                                                     5.000%    08/01/2017        19,634            19,072
   FHLMC - Gold                                                     6.000%    09/01/2017         5,904             5,937
   FHLMC - Gold                                                     5.000%    10/01/2017        81,218            78,785
   FHLMC - Gold                                                     5.000%    04/01/2018        49,171            47,701
   FHLMC - Gold                                                     5.000%    05/01/2018        20,019            19,420
   FHLMC - Gold                                                     5.000%    05/01/2018        57,335            55,621
   FHLMC - Gold                                                     5.000%    10/01/2018        13,714            13,304
   FHLMC - Gold                                                     6.000%    06/01/2022       100,000           100,448
   FHLMC - Gold                                                     8.000%    07/01/2024         4,121             4,361
   FHLMC - Gold                                                     8.000%    07/01/2024        46,842            49,576
   FHLMC - Gold                                                     8.000%    07/01/2024           597               631
   FHLMC - Gold                                                     8.000%    08/01/2024         2,294             2,428
   FHLMC - Gold                                                     8.000%    07/01/2025        49,732            52,600
   FHLMC - Gold                                                     8.000%    09/01/2025           351               370
   FHLMC - Gold                                                     8.000%    11/01/2025         1,179             1,242
   FHLMC - Gold                                                     8.000%    12/01/2025         5,009             5,298
   FHLMC - Gold                                                     8.000%    01/01/2026           370               390
   FHLMC - Gold                                                     8.000%    06/01/2026         8,974             9,444
   FHLMC - Gold                                                     5.500%    01/01/2029        23,680            22,969
   FHLMC - Gold                                                     6.000%    01/01/2029        68,110            67,999
   FHLMC - Gold                                                     6.000%    02/01/2029        57,420            57,326
   FHLMC - Gold                                                     6.000%    05/01/2029       113,187           112,973
   FHLMC - Gold                                                     7.500%    10/01/2030           593               619
   FHLMC - Gold                                                     6.000%    01/01/2032        25,712            25,651
   FHLMC - Gold                                                     5.000%    09/01/2035       859,625           807,886
   FHLMC - Gold                                                     4.500%    01/01/2036       198,350           180,522
   FHLMC - Gold                                                     6.500%    08/01/2036        54,404            54,989
   FHLMC - Gold                                                     6.500%    09/01/2036       386,433           390,588
   FHLMC - Gold                                                     6.500%    01/01/2037       100,000           101,075
   FHLMC - Gold                                                     5.500%    05/01/2037     3,800,000         3,665,061
   FHLMC - Gold                                                     5.000%    06/01/2037       600,060           562,437
   FHLMC - Strip(3)                                                 5.500%    08/01/2035       773,684           205,666
   FHLMC                                                            6.000%    05/01/2013         3,924             3,959
   FHLMC                                                            6.000%    09/01/2013        58,769            59,326
   FHLMC                                                            6.000%    04/01/2014       145,739           146,562
   FHLMC                                                            6.000%    11/15/2023       271,434           271,880
   FHLMC+                                                           6.500%    07/01/2032       359,344           365,977
   FHLMC                                                            6.500%    08/01/2032        76,886            78,305
                                                                                                         ---------------
                                                                                                               8,147,817

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
42               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE        DATE        AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (61.9%)
   FNMA                                                             5.000%    11/01/2017   $    66,171   $        64,185
   FNMA                                                             4.000%    06/01/2019       355,645           330,016
   FNMA                                                             4.000%    06/01/2019        87,646            81,330
   FNMA                                                             5.000%    11/01/2019     1,123,728         1,088,752
   FNMA                                                             6.500%    04/01/2024         1,332             1,354
   FNMA                                                             6.500%    11/01/2024        20,045            20,386
   FNMA                                                             6.500%    04/01/2026         4,037             4,106
   FNMA                                                             6.500%    11/01/2028        12,668            12,929
   FNMA                                                             6.000%    01/01/2029        14,298            14,252
   FNMA                                                             6.500%    03/01/2029        67,091            68,476
   FNMA                                                             6.500%    03/01/2029         8,797             8,978
   FNMA                                                             6.500%    06/01/2029         6,847             6,987
   FNMA                                                             6.500%    07/01/2029         7,904             8,067
   FNMA                                                             6.500%    07/01/2029         1,239             1,265
   FNMA                                                             7.500%    09/01/2029        91,217            95,420
   FNMA                                                             6.500%    02/01/2030        11,735            11,967
   FNMA                                                             6.500%    09/01/2031         8,077             8,234
   FNMA                                                             7.500%    12/01/2031         6,655             6,946
   FNMA                                                             6.000%    02/01/2032        18,935            18,859
   FNMA                                                             6.500%    07/01/2032         6,253             6,364
   FNMA                                                             6.500%    07/01/2032         2,397             2,439
   FNMA                                                             6.500%    01/01/2033         7,469             7,615
   FNMA                                                             6.000%    02/01/2033         6,969             6,937
   FNMA                                                             6.000%    06/01/2033       487,202           484,943
   FNMA                                                             5.500%    07/01/2033        55,939            54,199
   FNMA                                                             5.500%    08/01/2033       101,971            98,799
   FNMA                                                             6.500%    10/01/2033        57,410            58,335
   FNMA                                                             5.000%    11/01/2033     3,927,318         3,699,416
   FNMA                                                             5.500%    11/01/2033       191,123           185,178
   FNMA                                                             5.500%    04/01/2034        21,701            21,010
   FNMA                                                             6.500%    07/01/2034        83,827            85,040
   FNMA                                                             5.000%    08/01/2034       291,975           274,941
   FNMA                                                             5.000%    08/01/2034     3,688,802         3,474,722
   FNMA                                                             6.000%    08/01/2034       332,832           330,881
   FNMA                                                             6.500%    09/01/2034        47,483            48,170
   FNMA                                                             5.000%    10/01/2034     1,917,833         1,806,531
   FNMA                                                             5.000%    12/01/2034       653,975           616,022
   FNMA                                                             5.500%    03/01/2035     4,688,853         4,539,678
   FNMA                                                             6.000%    06/01/2035     1,012,272         1,007,580
   FNMA                                                             5.500%    08/01/2035     1,161,792         1,125,897
   FNMA                                                             5.000%    12/01/2035     1,384,083         1,302,328
   FNMA                                                             6.000%    01/01/2036       211,474           209,575
   FNMA                                                             5.000%    05/01/2036     4,427,751         4,160,070
   FNMA                                                             6.000%    08/01/2036       170,150           168,424
   FNMA                                                             5.500%    09/01/2036     4,542,354         4,401,050
   FNMA                                                             6.500%    09/01/2036     2,055,272         2,075,261
   FNMA                                                             6.000%    01/01/2037       195,479           193,496
   FNMA                                                             6.000%    02/01/2037     1,615,406         1,599,022
                                                                                                         ---------------
                                                                                                              33,896,432

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      43

================================================================================
                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - PASS-THROUGH-AGENCY (0.8%)
   GNMA                                                             5.500%    04/15/2014   $    64,402   $        63,965
   GNMA                                                             6.000%    04/15/2014       121,113           121,849
   GNMA                                                             6.500%    08/15/2014         6,939             7,100
   GNMA                                                             6.000%    12/15/2016       152,012           152,913
   GNMA                                                             8.000%    03/15/2017         1,894             1,992
   GNMA                                                             6.500%    12/15/2023        27,744            28,291
   GNMA                                                             8.000%    09/20/2026        49,396            52,197
   GNMA                                                             7.500%    09/15/2027         8,013             8,398
   GNMA                                                             7.500%    10/15/2029         9,688            10,150
                                                                                                         ---------------
                                                                                                                 446,855

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $52,233,705)                                       51,479,412
                                                                                                         ---------------

U.S. GOVERNMENT AGENCY BONDS (2.3%)

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.2%)
   FHLMC                                                            5.500%    06/15/2036       140,000           133,264
                                                                                                         ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.1%)
   FNMA                                                             5.000%    05/01/2019     1,158,937         1,122,864
                                                                                                         ---------------
TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $1,282,747)                                                1,256,128
                                                                                                         ---------------
SHORT-TERM INVESTMENTS (0.7%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007       394,829           394,829
   DATED 06/29/2007 (Repurchase Value $394,997                                                           ---------------
   collateralized by U.S. Government Agency Securities)(4)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $394,829)                                                          394,829
                                                                                                         ---------------

TOTAL INVESTMENTS (97.3%) (IDENTIFIED COST $54,096,709)(5)                                                    53,314,461
TOTAL OTHER ASSETS LESS LIABILITIES (2.7%)                                                                     1,449,893
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    54,764,354
                                                                                                         ===============

FORWARD COMMITMENTS
                                                                   INTEREST    DELIVERY      PRINCIPAL
AGENCY                                                               RATE        DATE         AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2007 (COST PAYABLE $74,685,582)
   FHLMC GOLD 30YR TBA                                              6.000%    07/15/2032   $ 2,800,000   $     2,773,750
   FHLMC GOLD 30YR TBA                                              5.500%    08/01/2033     7,500,000         7,230,465
   FHLMC GOLD 30YR TBA                                              5.000%    08/01/2034     1,500,000         1,405,313
   FNMA 15YR TBA                                                    4.500%    07/17/2018       500,000           474,375
   FNMA 15YR TBA                                                    4.500%    07/01/2019     3,000,000         2,847,186
   FNMA 15YR TBA                                                    6.000%    07/01/2021     5,300,000         5,323,187
   FNMA 15YR TBA                                                    5.000%    07/01/2022     5,200,000         5,024,500
   FNMA 15YR TBA                                                    5.500%    07/01/2022     1,900,000         1,871,500
   FNMA 15YR TBA                                                    5.500%    07/01/2037    17,400,000        16,780,125
   FNMA 30YR TBA                                                    5.000%    07/12/2033     4,900,000         4,590,688
   FNMA 30YR TBA                                                    5.000%    08/01/2033    15,600,000        14,610,367
   FNMA 30YR TBA                                                    4.500%    09/01/2033     1,100,000           999,968

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
44               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST   DELIVERY      PRINCIPAL
AGENCY                                                               RATE       DATE         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2007 (CONTINUED)
   FNMA 30YR TBA                                                    6.000%    07/01/2037  $  4,100,000   $     4,055,154
   FNMA 30YR TBA                                                    6.500%    08/15/2037     2,100,000         2,117,720
   GNMA 15YR TBA                                                    5.500%    07/01/2033     2,500,000         2,425,780
   GNMA 30YR TBA                                                    6.000%    07/01/2036     2,200,000         2,188,314
                                                                                                         ---------------
                                                                                                         $    74,718,392
                                                                                                         ===============
TBA SALE COMMITMENTS AT JUNE 30, 2007 (PROCEEDS RECEIVABLE $74,199,113)
   FHLMC GOLD 15YR TBA                                              6.000%    07/01/2016      (700,000)  $      (702,843)
   FHLMC GOLD 15YR TBA                                              5.000%    07/15/2018      (200,000)         (193,250)
   FHLMC GOLD 30YR TBA                                              6.500%    08/01/2031      (900,000)         (908,156)
   FHLMC GOLD 30YR TBA                                              5.500%    08/01/2033    (3,800,000)       (3,664,625)
   FNMA 15YR TBA                                                    4.500%    07/17/2018      (400,000)         (379,500)
   FNMA 15YR TBA                                                    4.500%    07/01/2019    (2,800,000)       (2,657,374)
   FNMA 15YR TBA                                                    6.000%    07/01/2021    (5,300,000)       (5,323,187)
   FNMA 15YR TBA                                                    5.500%    07/01/2022    (1,900,000)       (1,871,500)
   FNMA 15YR TBA                                                    5.500%    07/01/2037   (25,700,000)      (24,784,438)
   FNMA 30YR TBA                                                    5.000%    07/12/2033    (4,900,000)       (4,590,688)
   FNMA 30YR TBA                                                    5.000%    08/01/2033   (25,600,000)      (23,975,987)
   FNMA 30YR TBA                                                    6.000%    07/01/2037    (3,000,000)       (2,967,186)
   FNMA 30YR TBA                                                    6.500%    08/15/2037    (2,000,000)       (2,016,876)
                                                                                                         ---------------
                                                                                                         $   (74,035,610)
                                                                                                         ===============

------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS                                                                              UNREALIZED
                                                                                             UNITS PER    APPRECIATION/
TYPE                                                             EXPIRATION    CONTRACTS     CONTRACT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Note Future (Buy)                            09/22/2007       26           1,000     $         7,245
2 Year US Treasury Note Future (Sell)                            10/01/2007      (27)          2,000              (1,714)
5 Year US Treasury Note Future (Sell)                            09/28/2007       (7)          1,000              (3,078)
                                                                                                         ---------------
                                                                                                         $         2,453
                                                                                                         ===============

--------------------------------------------------------------------------------
+ Security, or portion thereof, has been pledged as collateral on open futures contracts.
(1) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2007.
(2)   PO-Principal Only
(3)   Interest only security. Principal amount represents notional amount.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.
(6) Fair Valued security under procedures established by the Fund's Board of Directors

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      45

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)
   FHLMC                                                            3.255%     12/15/2010  $  2,000,000  $     1,957,201
                                                                                                         ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,940,088)                                         1,957,201
                                                                                                         ---------------

U.S. AGENCY BONDS (87.4%)

FEDERAL FARM CREDIT BANK (FFCB) (4.4%)
   FFCB                                                             5.900%     02/05/2008       100,000          100,290
   FFCB                                                             3.500%     04/15/2008     1,000,000          985,933
   FFCB                                                             5.960%     06/16/2008       600,000          603,635
   FFCB                                                             3.050%     06/23/2010     1,000,000          941,257
                                                                                                         ---------------
                                                                                                               2,631,115
FEDERAL HOME LOAN BANK (FHLB) (42.9%)
   FHLB                                                             6.750%     08/15/2007       700,000          701,040
   FHLB                                                             5.875%     11/15/2007       620,000          621,065
   FHLB                                                             3.070%     01/15/2008       500,000          493,911
   FHLB                                                             5.625%     02/15/2008     1,585,000        1,587,244
   FHLB                                                             7.000%     02/15/2008       270,000          272,611
   FHLB                                                             4.500%     04/11/2008     1,200,000        1,192,345
   FHLB                                                             4.250%     09/12/2008     1,000,000          988,283
   FHLB                                                             4.100%     11/19/2008       855,000          841,910
   FHLB(1)                                                          4.500%     12/30/2008       200,000          197,274
   FHLB                                                             3.280%     01/16/2009     1,000,000          971,462
   FHLB                                                             4.110%     02/27/2009       690,000          677,947
   FHLB                                                             4.000%     04/20/2009     1,000,000          979,491
   FHLB                                                             4.050%     04/30/2009     1,000,000          980,099
   FHLB                                                             4.000%     05/20/2009       500,000          489,445
   FHLB                                                             4.050%     09/24/2009       765,000          746,837
   FHLB                                                             4.500%     02/03/2010       460,000          451,843
   FHLB                                                             4.350%     02/22/2010       250,000          244,494
   FHLB                                                             3.875%     03/22/2010     1,000,000          966,725
   FHLB                                                             4.650%     03/30/2010       400,000          393,396
   FHLB                                                             4.200%     04/01/2010     2,000,000        1,948,506
   FHLB                                                             3.875%     06/04/2010     1,000,000          964,365
   FHLB                                                             5.600%     06/16/2010     1,000,000        1,001,531
   FHLB                                                             4.750%     12/10/2010     1,500,000        1,477,602
   FHLB                                                             4.000%     03/18/2011     1,000,000          958,488
   FHLB                                                             4.140%     04/08/2011     1,250,000        1,202,607
   FHLB(4)                                                          5.270%     12/28/2012     4,287,139        4,249,626
                                                                                                         ---------------
                                                                                                              25,600,147
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (12.8%)
   FHLMC                                                            3.300%     09/14/2007     1,210,000        1,204,941
   FHLMC                                                            5.600%     03/08/2010     3,000,000        2,996,334
   FHLMC                                                            5.000%     11/15/2016     3,500,000        3,457,928
                                                                                                         ---------------
                                                                                                               7,659,203
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (6.6%)
   FG G11786                                                        5.000%     10/01/2014     1,542,913        1,521,589
   FG M80807                                                        4.500%     03/01/2010     2,064,421        2,035,242
   FG M80821                                                        4.500%     06/01/2010       390,393          381,313
                                                                                                         ---------------
                                                                                                               3,938,144

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
46               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (13.5%)
   FNMA                                                             4.500%     02/01/2010  $    135,631  $       132,389
   FNMA                                                             5.500%     12/25/2014     1,479,774        1,471,938
   FNMA                                                             5.000%     02/01/2015     1,750,648        1,721,303
   FNMA                                                             5.000%     10/25/2016     2,500,000        2,448,833
   FNMA                                                             5.500%     02/25/2017     2,266,884        2,255,781
                                                                                                         ---------------
                                                                                                               8,030,244
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (1.4%)
   FNMA                                                             4.000%     05/21/2012       887,000          836,687
                                                                                                         ---------------
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (SBA) (5.8%)
   SBA(1)                                                           9.475%     11/25/2007           948              941
   SBA(1)                                                           8.125%     06/25/2008        18,877           18,781
   SBA(1)                                                           9.875%     07/25/2008         1,055            1,055
   SBA(1)                                                           8.125%     03/25/2009         8,691            8,683
   SBA(1)                                                           5.875%     06/25/2009        75,110           74,762
   SBA(1)                                                           8.875%     01/25/2010        16,475           16,641
   SBA(1)                                                           6.250%     02/25/2010        17,569           17,548
   SBA(1)                                                           6.250%     02/25/2010         7,106            7,098
   SBA(1)                                                           8.125%     03/25/2011        24,453           24,656
   SBA(1)                                                           5.840%     02/25/2013        26,212           26,202
   SBA(1)                                                           6.125%     03/25/2013        75,668           75,908
   SBA(1)                                                           6.250%     01/25/2014         3,392            3,413
   SBA(1)                                                           9.265%     05/25/2014       297,328          316,919
   SBA(1)                                                           7.000%     06/25/2014         4,593            4,521
   SBA(1)                                                           8.975%     07/25/2015        21,213           22,113
   SBA(1)                                                           6.625%     04/25/2016        16,169           16,131
   SBA(1)                                                           8.625%     07/25/2016        40,671           42,656
   SBA(1)                                                           6.250%     03/25/2017        14,157           14,307
   SBA(1)                                                           6.375%     07/25/2017        45,497           46,141
   SBA(1)                                                           6.375%     09/25/2017         7,753            7,864
   SBA(1)                                                           6.250%     12/25/2017       293,531          296,865
   SBA(1)                                                           6.250%     02/25/2018        15,304           15,480
   SBA(1)                                                           6.000%     08/25/2018       437,736          440,113
   SBA(1)                                                           5.950%     01/25/2019        40,832           41,038
   SBA(1)                                                           6.250%     06/25/2019       247,574          250,307
   SBA(1)                                                           6.000%     09/25/2020        35,381           35,610
   SBA(1)                                                           8.000%     12/25/2020        36,886           38,273
   SBA(1)                                                           5.750%     04/25/2021       115,291          115,436
   SBA(1)                                                           8.625%     04/25/2021         6,867            7,058
   SBA(1)                                                           8.125%     07/25/2021        14,034           14,606
   SBA(1)                                                           5.875%     10/25/2021       198,239          199,287
   SBA(1)                                                           5.750%     09/25/2022        22,844           22,881
   SBA(1)                                                           8.625%     08/25/2024        16,973           17,823
   SBA(1)                                                           8.625%     10/25/2024        43,571           47,121
   SBA(1)                                                           6.000%     11/25/2024        88,232           89,052
   SBA(1)                                                           5.875%     01/25/2025       331,622          333,787
   SBA(1)                                                           8.875%     02/25/2025        48,635           52,754
   SBA(1)                                                           8.125%     06/25/2025        17,516           18,461
   SBA(1)                                                           8.375%     09/25/2025        31,078           32,592
   SBA(1)                                                           8.625%     10/25/2025        42,838           46,118
   SBA(1)                                                           5.700%     02/25/2030       627,168          627,401
                                                                                                         ---------------
                                                                                                               3,488,403

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $52,391,169)                                                         52,183,943
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      47

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (8.8%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%     07/02/2007  $  5,276,518  $     5,276,518
   DATED 06/29/2007 (Repurchase Value $5,278,765                                                         ---------------
   collateralized by U.S. Government Agency Securities)(2)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,276,518)                                                      5,276,518
                                                                                                         ---------------

TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $59,607,775)(3)                                                    59,417,662
TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)                                                                       301,803
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    59,719,465
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2007.
(2)   See Note 2 for collateral information.
(3)   See Note 6 for important tax information.
(4) Fair Valued security under procedures established by the Fund's Board of Directors

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
48               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (77.2%)

FEDERAL HOME LOAN BANK (FHLB) (34.8%)
   FHLB(1)                                                          5.015%     08/01/2007  $ 40,000,000  $    40,000,000
   FHLB                                                             5.250%     11/01/2007    30,000,000       30,000,000
   FHLB(1)                                                          5.030%     11/15/2007    40,000,000       40,000,000
   FHLB                                                             5.150%     12/14/2007    25,000,000       25,000,000
   FHLB(1)                                                          5.040%     01/10/2008    40,000,000       40,000,000
   FHLB(1)                                                          5.030%     02/07/2008    40,000,000       40,000,000
   FHLB                                                             5.375%     02/12/2008    25,000,000       25,000,000
   FHLB(1)                                                          5.020%     02/28/2008    40,000,000       40,000,000
   FHLB                                                             5.375%     02/28/2008    25,000,000       25,000,000
   FHLB                                                             5.300%     03/05/2008    25,000,000       25,000,000
   FHLB(1)                                                          5.030%     03/14/2008    40,000,000       40,000,000
   FHLB(1)                                                          5.165%     03/14/2008    40,000,000       39,995,858
   FHLB                                                             5.300%     03/19/2008    25,000,000       25,000,000
   FHLB                                                             5.250%     04/02/2008    25,000,000       25,000,000
   FHLB                                                             5.400%     04/09/2008    25,000,000       25,000,000
   FHLB                                                             5.300%     05/07/2008    21,765,000       21,765,000
                                                                                                         ---------------
                                                                                                             506,760,858
FEDERAL HOME LOAN BANK (FHLB) - DISCOUNT NOTES (3.8%)
   FHLB(2,3)                                                        4.955%     07/06/2007    55,000,000       54,962,188
                                                                                                         ---------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (2.1%)
   FHLMC(1)                                                         5.170%     03/26/2008    30,000,000       29,998,904
                                                                                                         ---------------
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - DISCOUNT NOTES (18.1%)
   FHLMC(2,3)                                                       5.186%     07/23/2007    30,000,000       29,906,133
   FHLMC(2,3)                                                       5.184%     08/06/2007    30,000,000       29,846,250
   FHLMC(2,3)                                                       5.185%     08/20/2007    26,592,000       26,405,117
   FHLMC(2,3)                                                       5.182%     08/27/2007    30,000,000       29,758,937
   FHLMC(2,3)                                                       5.185%     09/14/2007    40,000,000       39,576,250
   FHLMC(2,3)                                                       5.194%     09/21/2007    30,000,000       29,654,233
   FHLMC(2,3)                                                       5.252%     11/30/2007    30,000,000       29,362,867
   FHLMC(2,3)                                                       5.226%     12/06/2007    25,000,000       24,442,063
   FHLMC(2,3)                                                       5.239%     12/17/2007    25,000,000       24,400,872
                                                                                                         ---------------
                                                                                                             263,352,722
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - DISCOUNT NOTES (18.4%)
   FNMA(2,3)                                                        5.216%     07/06/2007    30,000,000       29,978,750
   FNMA(2,3)                                                        5.169%     07/16/2007    30,000,000       29,936,375
   FNMA(3)                                                          5.229%     07/25/2007    30,000,000       29,898,050
   FNMA(3)                                                          5.177%     08/01/2007    30,000,000       29,867,992
   FNMA(3)                                                          5.195%     08/15/2007    30,085,000       29,892,005
   FNMA(3)                                                          5.201%     09/05/2007    30,000,000       29,717,025
   FNMA(3)                                                          5.179%     09/17/2007    30,000,000       29,668,500
   FNMA(2,3)                                                        5.209%     10/24/2007    30,000,000       29,511,250
   FNMA(2,3)                                                        5.225%     11/07/2007    30,000,000       29,450,137
                                                                                                         ---------------
                                                                                                             267,920,084

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,122,994,756)                                                   1,122,994,756
                                                                                                         ---------------

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      49

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTEREST     MATURITY     PRINCIPAL
DESCRIPTION                                                          RATE         DATE         AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS INVESTMENTS (22.8%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%     07/02/2007  $ 56,350,198  $    56,350,198
   DATED 06/29/2007 (Repurchase Value $56,374,194
   collateralized by U.S. Government Agency Securities)(4)

   MORGAN STANLEY REPURCHASE AGREEMENT                              4.900%     07/02/2007   125,000,000      125,000,000
   DATED 06/29/2007 (Repurchase Value $125,051,042
   collateralized by U.S. Government Agency Securities)(4)

   UBS REPURCHASE AGREEMENT                                         5.180%     07/02/2007   150,000,000      150,000,000
   DATED 06/29/2007 (Repurchase Value $150,064,750
   collateralized by U.S. Government Agency Securities)(4)
TOTAL REPURCHASE AGREEMENTS INVESTMENTS (IDENTIFIED COST $331,350,198)                                       331,350,198
                                                                                                         ---------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $1,454,344,954)(5)                                             1,454,344,954
TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                        22,602
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $ 1,454,367,556
                                                                                                         ===============

--------------------------------------------------------------------------------
(1) Represents a variable or increasing rate security. Rate disclosed is as of June 30, 2007.
(2) Rate shown represents the bond equivalent yield to maturity at date of purchase.
(3)   Represents a zero coupon bond.
(4)   See Note 2 for collateral information.
(5)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
50               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.7%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.7%)
   High Yield Bond                                                               29.9%         520,195   $     5,659,722
   Intermediate Fixed-Income                                                     12.9%         225,066         2,444,218
   Mortgage Securities                                                           13.9%         218,468         2,634,727
   Short-Intermediate Fixed-Income                                               34.0%         560,541         6,418,197
   U.S. Government Money                                                          7.0%       1,315,497         1,315,497
                                                                                                         ---------------
                                                                                                              18,472,361

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $18,970,684)                                                      18,472,361
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (2.0%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $   378,137           378,137
   DATED 06/29/2007 (Repurchase Value $378,298                                                           ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $378,137)                                                          378,137
                                                                                                         ---------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $19,348,821)(2)                                                    18,850,498
TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                        51,975
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    18,902,473
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      51

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.3%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.3%)
   Growth                                                                        11.9%         164,072   $     4,375,813
   High Yield Bond                                                               13.4%         454,514         4,945,110
   Intermediate Fixed-Income                                                      7.8%         265,044         2,878,376
   International Equity                                                          15.6%         216,633         5,740,776
   Mortgage Securities                                                            7.8%         239,334         2,886,373
   Short-Intermediate Fixed-Income                                               20.0%         645,131         7,386,756
   Small to Mid Cap                                                               6.0%          62,774         2,194,579
   Value                                                                         11.8%         167,046         4,331,502
   U.S. Government Money                                                          5.0%       1,862,177         1,862,177
                                                                                                         ---------------
                                                                                                              36,601,462

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,643,757)                                                      36,601,462
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (0.4%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $   134,145           134,145
   DATED 06/29/2007 (Repurchase Value $134,202                                                           ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $134,145)                                                          134,145
                                                                                                         ---------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $32,777,902)(2)                                                    36,735,607
TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                       119,544
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    36,855,151
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
52               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.7%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.7%)
   Growth                                                                        15.9%         773,691   $    20,634,351
   High Yield Bond                                                               11.8%       1,406,418        15,301,827
   Intermediate Fixed-Income                                                      4.9%         589,678         6,403,899
   International Equity                                                          20.7%       1,010,588        26,780,582
   Mortgage Securities                                                            4.9%         525,265         6,334,695
   Short-Intermediate Fixed-Income                                               14.0%       1,580,439        18,096,031
   Small to Mid Cap                                                               7.9%         292,972        10,242,293
   Value                                                                         15.9%         796,846        20,662,218
   U.S. Government Money                                                          2.7%       3,500,232         3,500,232
                                                                                                         ---------------
                                                                                                             127,956,128

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $110,033,322)                                                    127,956,128
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (1.3%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $ 1,656,701         1,656,701
   DATED 06/29/2007 (Repurchase Value $1,657,406                                                         ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,656,701)                                                      1,656,701
                                                                                                         ---------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $111,690,023)(2)                                                 129,612,829
TOTAL LIABILITIES LESS OTHER ASSETS (-0.0%)                                                                       (4,495)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   129,608,334
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      53

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.3%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.3%)
   Growth                                                                        18.4%       1,147,625   $    30,607,170
   High Yield Bond                                                                9.0%       1,372,544        14,933,276
   Intermediate Fixed-Income                                                      4.0%         613,104         6,658,311
   International Equity                                                          23.2%       1,459,374        38,673,411
   Mortgage Securities                                                            2.9%         405,040         4,884,786
   Short-Intermediate Fixed-Income                                               13.0%       1,885,663        21,590,838
   Small to Mid Cap                                                              10.0%         473,940        16,568,947
   Value                                                                         18.4%       1,181,633        30,639,737
   U.S. Government Money                                                          0.4%         620,815           620,815
                                                                                                         ---------------
                                                                                                             165,177,291

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $134,986,912)                                                    165,177,291
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (0.7%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $ 1,127,341         1,127,341
   DATED 06/29/2007 (Repurchase Value $1,127,821                                                         ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,127,341)                                                      1,127,341
                                                                                                         ---------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $136,114,253)(2)                                                 166,304,632
TOTAL LIABILITIES LESS OTHER ASSETS (-0.0%)                                                                      (16,938)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   166,287,694
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
54               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.1%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.1%)
   Growth                                                                        24.1%       1,394,846   $    37,200,553
   High Yield Bond                                                                5.6%         793,716         8,635,630
   International Equity                                                          30.2%       1,760,085        46,642,246
   Mortgage Securities                                                            0.9%         115,855         1,397,208
   Short-Intermediate Fixed-Income                                                3.1%         420,562         4,815,437
   Small to Mid Cap                                                              11.7%         515,676        18,028,026
   Value                                                                         23.5%       1,397,715        36,242,745
                                                                                                         ---------------
                                                                                                             152,961,845

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $116,312,487)                                                    152,961,845
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (1.0%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $ 1,518,081         1,518,081
   DATED 06/29/2007 (Repurchase Value $1,518,727                                                         ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,518,081)                                                      1,518,081
                                                                                                         ---------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $117,830,568)(2)                                                 154,479,926
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                     (148,403)
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $   154,331,523
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      55

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                   ALLOCATION      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.9%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.9%)
   Growth                                                                        26.0%         786,141   $    20,966,383
   International Equity                                                          33.7%       1,025,392        27,172,879
   Small to Mid Cap                                                              13.0%         301,534        10,541,614
   Value                                                                         26.2%         817,541        21,198,844
   U.S. Government Money                                                          0.0%              34                34
                                                                                                         ---------------
                                                                                                              79,879,754

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $58,856,430)                                                      79,879,754
                                                                                                         ---------------

                                                                   INTEREST    MATURITY     PRINCIPAL
                                                                     RATE        DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (1.0%)

   FIFTH THIRD REPURCHASE AGREEMENT                                 5.110%    07/02/2007   $   768,036           768,036
   DATED 06/29/2007 (Repurchase Value $768,363                                                           ---------------
   collateralized by U.S. Government Agency Securities)(1)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $768,036)                                                          768,036
                                                                                                         ---------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $59,624,466)(2)                                                    80,647,790
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                        82,074
                                                                                                         ---------------
TOTAL NET ASSETS (100.0%)                                                                                $    80,729,864
                                                                                                         ===============

--------------------------------------------------------------------------------
(1)   See Note 2 for collateral information.
(2)   See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
56               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       SMALL TO
                                                                 GROWTH              VALUE              MID CAP
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $    172,243,280    $   153,174,985    $   345,912,302
   Repurchase agreements, at value                                 1,490,056          4,229,964          1,351,815
                                                            -------------------------------------------------------
   TOTAL INVESTMENTS*                                            173,733,336        157,404,949        347,264,117
   Cash(2)                                                                 -              2,769             22,400
   Receivable for investments sold                                 5,232,088                  -                  -
   Receivable for capital shares sold                                803,160          1,728,606          1,288,236
   Dividends and interest receivable                                 115,069            177,760            308,355
   Receivable for futures contract settlement                              -                  -                  -
   Prepaid expenses and other assets                                  20,394             17,452             25,335
                                                            -------------------------------------------------------
   TOTAL ASSETS                                                  179,904,047        159,331,536        348,908,443
                                                            -------------------------------------------------------
LIABILITIES:
   Cash overdraft                                                          -                  -                  1
   Payable for investments securities purchased                    5,215,651                  -                  -
   Payable for capital shares repurchased                              7,086            175,813            691,058
   Payable due to investment advisor (Note 3)                         64,210             41,353            170,011
   Money managers fee payable (Note 3)                               183,590             92,694            265,661
   Payable due to administrator (Note 3)                               7,249              6,406             14,240
   Directors' fee payable                                                693                454              1,058
   Payable for transfer agent fees (Note 3)                           21,873             20,904             59,048
   Payable for 12b-1 & administrative services fees
      (Note 3)                                                        19,786              5,899              8,543
   Payable for futures contract settlement                                 -                  -              2,240
   Compliance (Note 3)                                                   349                335                592
   Accrued expenses and other liabilities                             41,078             32,259             44,397
                                                            -------------------------------------------------------
   TOTAL LIABILITIES                                               5,561,565            376,117          1,256,849
                                                            -------------------------------------------------------
   NET ASSETS                                               $    174,342,482    $   158,955,419    $   347,651,594
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $    180,166,489    $   141,187,100    $   288,032,164
   Net unrealized appreciation (depreciation) of
      investments, futures contracts and other
      assets and liabilities                                      14,675,730         14,124,514         70,360,849
   Undistributed net investment income (loss)                         75,844            100,477            159,763
   Accumulated net realized gain (loss) on investments,
      futures contracts, options, and foreign currencies         (20,575,581)         3,543,328        (10,901,182)
                                                            -------------------------------------------------------
   NET ASSETS                                               $    174,342,482    $   158,955,419    $   347,651,594
===================================================================================================================
ADVISOR CLASS**
   Net assets                                               $    165,501,755    $   152,132,037    $   332,353,102
   Outstanding shares                                              6,205,427          5,866,944          9,507,427
   Net asset value, offering & redemption price per
      share                                                 $          26.67    $         25.93    $         34.96
===================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      2,269,930    $     2,401,877    $     5,803,939
   Outstanding shares                                                 86,947             92,549            172,885
   Net asset value, offering & redemption price per
      share                                                 $          26.11    $         25.95    $         33.57
===================================================================================================================
C CLASS**
   Net assets                                               $      5,637,003    $     4,088,741    $     3,618,785
   Outstanding shares                                                217,430            158,023            107,936
   Net asset value & offering price per share(1)            $          25.93    $         25.87    $         33.53
===================================================================================================================
A CLASS**
   Net assets                                               $        933,794    $       332,764    $     5,875,768
   Outstanding shares                                                 35,226             12,837            170,369
   Net asset value & redemption price per share             $          26.51    $         25.92    $         34.49
   Public offering price per share                          $          28.13    $         27.50    $         36.59
===================================================================================================================
   *Investments, at cost (Note 6)                           $    159,057,606    $   143,280,435    $   276,903,605

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.
(2) For Small Mid Cap, amount represents restricted cash held as collateral to cover margin requirements for open futures contracts as of June 30, 2007

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      57

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              INTERNATIONAL        HIGH YIELD        INTERMEDIATE
                                                                 EQUITY               BOND           FIXED-INCOME
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                           $    262,659,874    $    81,636,169    $    56,279,040
   Repurchase agreements, at value                                10,123,533          5,006,190          5,791,217
                                                            -------------------------------------------------------
   TOTAL INVESTMENTS*                                            272,783,407         86,642,359         62,070,257
   Cash                                                                    -                  1                  -
   Receivable for investments sold                                    86,962            327,844              1,250
   Receivable for capital shares sold                              1,507,985            712,509            227,853
   Unrealized gain on foreign currency contracts                       1,208                  -                  -
   Dividends and interest receivable                                 351,885          1,532,989            599,153
   Dividend tax reclaim                                              117,678                  -                  -
   Prepaid expenses and other assets                                  34,085             21,489             14,604
                                                            -------------------------------------------------------
   TOTAL ASSETS                                                  274,883,210         89,237,191         62,913,117
                                                            -------------------------------------------------------
LIABILITIES:
   Cash overdraft                                                          -                  -             23,694
   Payable for investments securities purchased                    4,797,971          3,377,119                  -
   Payable for capital shares repurchased                            277,224             59,595              6,762
   Unrealized loss on foreign currency contracts                         112                  -                  -
   Payable due to investment advisor (Note 3)                        113,151             23,202             15,794
   Money managers fee payable (Note 3)                               244,019             44,557             13,696
   Payable due to administrator (Note 3)                              10,277              3,239              2,253
   Directors' fee payable                                                619                213                122
   Payable for transfer agent fees (Note 3)                           32,899              9,965              6,483
   Payable for 12b-1 & administrative services fees
      (Note 3)                                                        10,037                256              3,383
   Compliance (Note 3)                                                   427                156                 96
   Accrued expenses and other liabilities                            123,077             18,695             11,268
                                                            -------------------------------------------------------
   TOTAL LIABILITIES                                               5,609,813          3,536,997             83,551
                                                            -------------------------------------------------------
   NET ASSETS                                               $    269,273,397    $    85,700,194    $    62,829,566
===================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $    210,715,136    $    87,319,821    $    67,530,008
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                46,009,655           (235,600)        (2,926,411)
   Undistributed net investment income (loss)                      2,611,060              1,836             23,070
   Accumulated net realized gain (loss) on investments,
      futures contracts, options, and foreign currencies           9,937,546         (1,385,863)        (1,797,101)
                                                            -------------------------------------------------------
   NET ASSETS                                               $    269,273,397    $    85,700,194    $    62,829,566
===================================================================================================================
ADVISOR CLASS**
   Net assets                                               $    246,112,323    $    81,246,683    $    55,515,592
   Outstanding shares                                              9,286,497          7,468,111          5,110,865
   Net asset value, offering & redemption price per
      share                                                 $          26.50    $         10.88    $         10.86
===================================================================================================================
INVESTOR CLASS**
   Net assets                                               $      5,272,791    $     1,811,908    $     6,473,717
   Outstanding shares                                                205,472            166,496            596,253
   Net asset value, offering & redemption price per
      share                                                 $          25.66    $         10.88    $         10.86
===================================================================================================================
C CLASS**
   Net assets                                               $      6,723,521    $     1,315,917    $       840,257
   Outstanding shares                                                262,491            121,122             77,345
   Net asset value & offering price per share(1)            $          25.61    $         10.86    $         10.86
===================================================================================================================
A CLASS**
   Net assets                                               $     11,164,762    $     1,325,686    $             -+
   Outstanding shares                                                424,290            121,951                  -
   Net asset value & redemption price per share             $          26.31    $         10.87    $             -
   Public offering price per share                          $          27.92    $         11.41    $             -
===================================================================================================================
   *Investments, at cost (Note 6)                           $    226,762,268    $    86,877,959    $    64,996,668

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
+     Class A closed on April 10, 2007.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
58               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               SHORT-INTERMEDIATE        MORTGAGE        LIMITED DURATION
                                                                  FIXED-INCOME          SECURITIES        U.S. GOVERNMENT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $       87,848,680   $       52,919,632   $     54,141,144
   Repurchase agreements, at value                                        533,422              394,829          5,276,518
                                                               -----------------------------------------------------------
   TOTAL INVESTMENTS*                                                  88,382,102           53,314,461         59,417,662
   Cash                                                                         -               18,432                  -
   Receivable for investments sold and TBA sale commitments                     -          143,641,522                  -
   Receivable for capital shares sold                                     608,052               74,648             22,545
   Dividends and interest receivable                                      964,073              795,038            406,824
   Receivable for futures contract settlement                                   -               13,000                  -
   TBA purchase commitments, at value
      (cost payable $74,685,582)                                                -           74,718,392                  -
   Prepaid expenses and other assets                                       17,240               14,482              2,006
                                                               -----------------------------------------------------------
   TOTAL ASSETS                                                        89,971,467          272,589,975         59,849,037
                                                               -----------------------------------------------------------
LIABILITIES:
   Cash overdraft                                                          98,008                    -             57,230
   Payable for investments securities purchased                                 -          143,617,511                  -
   Payable for capital shares repurchased                                  16,323               83,234              1,110
   Payable due to investment advisor (Note 3)                              29,053               15,737              5,897
   Money managers fee payable (Note 3)                                     32,296               30,906             43,767
   Payable due to administrator (Note 3)                                    4,416                2,085              2,456
   Directors' fee payable                                                     303                  127                176
   Payable for transfer agent fees (Note 3)                                12,318                5,953              4,066
   Payable for 12b-1 & administrative services fees (Note 3)                  953                1,497                  -
   TBA sale commitments, at value
      (proceeds receivable $74,199,113)                                         -           74,035,610                  -
   Payable for future contract settlement                                       -               10,203                  -
   Compliance (Note 3)                                                        251                  163                147
   Accrued expenses and other liabilities                                  19,259               22,595             14,723
                                                               -----------------------------------------------------------
   TOTAL LIABILITIES                                                      213,180          217,825,621            129,572
                                                               -----------------------------------------------------------
   NET ASSETS                                                  $       89,758,287   $       54,764,354   $     59,719,465
==========================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $       96,050,890   $       60,502,935   $     60,319,178
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                     (3,072,849)            (782,248)          (190,113)
   Undistributed net investment income (loss)                              33,230              101,380            (14,641)
   Accumulated net realized gain (loss) on investments,
      futures contracts, options, and foreign currencies               (3,252,984)          (5,057,713)          (394,959)
                                                               -----------------------------------------------------------
   NET ASSETS                                                  $       89,758,287   $       54,764,354   $     59,719,465
==========================================================================================================================
LIMITED DURATION U.S. GOVERNMENT**
   Net assets                                                                 N/A                  N/A   $     59,719,465
   Outstanding shares                                                         N/A                  N/A          5,020,208
   Net asset value, offering & redemption price per share                     N/A                  N/A   $          11.90
==========================================================================================================================
ADVISOR CLASS**
   Net assets                                                  $       87,969,461   $       52,675,619                N/A
   Outstanding shares                                                   7,677,971            4,362,569                N/A
   Net asset value, offering & redemption price per share      $            11.46   $            12.07                N/A
==========================================================================================================================
INVESTOR CLASS**
   Net assets                                                  $          658,572   $        1,237,706                N/A
   Outstanding shares                                                      57,514              102,552                N/A
   Net asset value, offering & redemption price per share      $            11.45   $            12.07                N/A
==========================================================================================================================
C CLASS**
   Net assets                                                  $        1,033,134   $          851,029                N/A
   Outstanding shares                                                      90,300               70,396                N/A
   Net asset value & offering price per share(1)               $            11.44   $            12.09                N/A
==========================================================================================================================
A CLASS**
   Net assets                                                  $           97,120   $                -+               N/A
   Outstanding shares                                                       8,496                    -                N/A
   Net asset value & redemption price per share                $            11.43   $                -                N/A
   Public offering price per share                             $            12.00   $                -                N/A
==========================================================================================================================
   *Investments, at cost (Note 6)                              $       91,454,951   $       54,096,709   $     59,607,775

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
+     Class A closed on June 20, 2007.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      59

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               U.S. GOVERNMENT
                                                                    MONEY
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Note 2)                              $  1,122,994,756
   Repurchase agreements, at value                                  331,350,198
                                                               -----------------
   TOTAL INVESTMENTS*                                             1,454,344,954
   Cash                                                                       -
   Receivable for investments sold                                            -
   Receivable for capital shares sold                                   596,561
   Dividends and interest receivable                                  5,171,624
   Prepaid expenses and other assets                                    165,282
                                                               -----------------
   TOTAL ASSETS                                                   1,460,278,421
                                                               -----------------
LIABILITIES:
   Distribution payable                                               5,289,504
   Cash overdraft                                                         1,146
   Payable due to investment advisor (Note 3)                            89,789
   Payable due to administrator (Note 3)                                 55,977
   Payable for transfer agent fees (Note 3)                              60,374
   Payable for 12b-1 & administrative services fees (Note 3)              5,010
   Payable for shareholder services (Note 3)                            270,461
   Compliance (Note 3)                                                    1,719
   Accrued expenses and other liabilities                               136,885
                                                               -----------------
   TOTAL LIABILITIES                                                  5,910,865
                                                               -----------------
   NET ASSETS                                                  $  1,454,367,556
================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                             $  1,454,691,726
   Undistributed net investment income (loss)                          (324,170)
                                                               -----------------
   NET ASSETS                                                  $  1,454,367,556
================================================================================
ADVISOR CLASS**
   Net assets                                                  $  1,398,354,090
   Outstanding shares                                             1,398,355,924
   Net asset value, offering & redemption price per share      $           1.00
================================================================================
INVESTOR CLASS**
   Net assets                                                  $     10,459,273
   Outstanding shares                                                10,458,597
   Net asset value, offering & redemption price per share      $           1.00
================================================================================
C CLASS**
   Net assets                                                  $      1,389,725
   Outstanding shares                                                 1,389,690
   Net asset value & offering price per share(1)               $           1.00
================================================================================
A CLASS**
   Net assets                                                  $        990,063
   Outstanding shares                                                   990,059
   Net asset value, offering & redemption price per share      $           1.00
================================================================================
INSTITUTIONAL CLASS**
   Net assets                                                  $     43,174,405+
   Outstanding shares                                                43,174,375
   Net asset value, offering & redemption price per share      $           1.00
================================================================================
   *Investments, at cost (Note 6)                              $  1,454,344,954

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.
+     Institutional Class shares commenced operation on January 4, 2007.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
60               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     INCOME             INCOME &            BALANCED
                                                                   ALLOCATION      GROWTH ALLOCATION       ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliates, at value (Note 2)                   $ 18,472,361       $  36,601,462       $ 127,956,128
   Repurchase agreements, at value                                     378,137             134,145           1,656,701
                                                                  -----------------------------------------------------
   TOTAL INVESTMENTS*                                               18,850,498          36,735,607         129,612,829
   Cash                                                                      -                   -                   1
   Receivable for capital shares sold                                   31,588             116,495             764,742
   Dividends and interest receivable                                     7,030               8,408              14,053
   Prepaid expenses and other assets                                    23,349              25,033              31,975
                                                                  -----------------------------------------------------
   TOTAL ASSETS                                                     18,912,465          36,885,543         130,423,600
                                                                  -----------------------------------------------------
LIABILITIES:
   Payable for investments securities purchased                              -                   -             700,000
   Payable for capital shares repurchased                                   91               8,721              53,937
   Payable due to investment advisor (Note 3)                            1,542               2,989              10,048
   Payable due to administrator (Note 3)                                   156                 301               1,009
   Directors' fee payable                                                   47                  92                 245
   Payable for transfer agent fees (Note 3)                                615                 981               2,326
   Payable for 12b-1 & administrative services fees (Note 3)             4,229              10,935              30,878
   Compliance (Note 3)                                                      28                  55                 151
   Accrued expenses and other liabilities                                3,284               6,318              16,672
                                                                  -----------------------------------------------------
   TOTAL LIABILITIES                                                     9,992              30,392             815,266
                                                                  -----------------------------------------------------
   NET ASSETS                                                     $ 18,902,473       $  36,855,151       $ 129,608,334
=======================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                                $ 19,542,650       $  32,987,248       $ 112,130,897
   Net unrealized appreciation (depreciation) of
      investments and other assets and liabilities                    (498,323)          3,957,705          17,922,806
   Undistributed net investment income (loss)                             (609)                454               3,617
   Accumulated net realized gain (loss) on investments,
      futures contracts, options, and foreign currencies              (141,245)            (90,256)           (448,986)
                                                                  -----------------------------------------------------
   NET ASSETS                                                     $ 18,902,473       $  36,855,151       $ 129,608,334
=======================================================================================================================
ADVISOR CLASS**
   Net assets                                                     $ 11,615,383       $  19,541,059       $  64,136,674
   Outstanding shares                                                  794,635           1,174,809           3,591,550
   Net asset value, offering & redemption price per share         $      14.62       $       16.63       $       17.86
=======================================================================================================================
INVESTOR CLASS**
   Net assets                                                     $  3,472,278       $   5,017,481       $  15,641,902
   Outstanding shares                                                  237,746             301,823             876,558
   Net asset value, offering & redemption price per share         $      14.61(2)    $       16.62       $       17.84
=======================================================================================================================
C CLASS**
   Net assets                                                     $  3,165,781       $   9,169,294       $  20,463,729
   Outstanding shares                                                  217,080             553,217           1,148,690
   Net asset value & offering price per share(1)                  $      14.58       $       16.57       $       17.81
=======================================================================================================================
A CLASS**
   Net assets                                                     $    649,031       $   3,127,317       $  29,366,029
   Outstanding shares                                                   44,420             188,246           1,646,519
   Net asset value & redemption price per share                   $      14.61       $       16.61       $       17.84
   Public offering price per share                                $      15.34       $       17.62       $       18.93
=======================================================================================================================
   *Investments, at cost (Note 6)                                 $ 19,348,821       $  32,777,902       $ 111,690,023

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.
(2) Net assets and shares outstanding are rounded to the nearest dollar and share respectively. NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the Income Allocation Fund were $3,472,277.62 and outstanding shares were 237,745.51.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      61

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                GROWTH & INCOME         GROWTH         AGGRESSIVE GROWTH
                                                                  ALLOCATION          ALLOCATION           ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in affiliates, at value (Note 2)                 $   165,177,291     $   152,961,845    $      79,879,754
   Repurchase agreements, at value                                    1,127,341           1,518,081              768,036
                                                                ---------------------------------------------------------
   TOTAL INVESTMENTS*                                               166,304,632         154,479,926           80,647,790
   Cash                                                                       1                   -                    2
   Receivable for investments sold                                            -           1,226,305                    -
   Receivable for capital shares sold                                 2,222,045                   -            1,865,878
   Dividends and interest receivable                                      3,508                 431                  218
   Prepaid expenses and other assets                                     37,494              34,264               28,668
                                                                ---------------------------------------------------------
   TOTAL ASSETS                                                     168,567,680         155,740,926           82,542,556
                                                                ---------------------------------------------------------
LIABILITIES:
   Distribution payable                                                 151,662                   -                    -
   Payable for investments securities purchased                       2,025,000           1,125,000            1,725,000
   Payable for capital shares repurchased                                     -             194,717               50,446
   Payable due to investment advisor (Note 3)                            13,339              12,478                6,438
   Payable due to administrator (Note 3)                                  1,339               1,255                  645
   Directors' fee payable                                                   358                 342                  174
   Payable for transfer agent fees (Note 3)                               2,841               3,615                1,664
   Payable for 12b-1 & administrative services fees (Note 3)             63,171              51,643               17,291
   Compliance (Note 3)                                                      205                 194                   99
   Accrued expenses and other liabilities                                22,071              20,159               10,935
                                                                ---------------------------------------------------------
   TOTAL LIABILITIES                                                  2,279,986           1,409,403            1,812,692
                                                                ---------------------------------------------------------
   NET ASSETS                                                   $   166,287,694     $   154,331,523    $      80,729,864
=========================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                              $   136,223,042     $   117,656,541    $      59,722,054
   Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities                    30,190,379          36,649,358           21,023,324
   Undistributed net investment income (loss)                             6,015            (106,228)             (97,993)
   Accumulated net realized gain (loss) on investments,
     futures contracts, options, and foreign currencies                (131,742)            131,852               82,479
                                                                ---------------------------------------------------------
   NET ASSETS                                                   $   166,287,694     $   154,331,523    $      80,729,864
=========================================================================================================================
ADVISOR CLASS**
   Net assets                                                   $    66,347,240     $    65,390,101    $      44,637,000
   Outstanding shares                                                 3,606,723           3,355,293            2,188,664
   Net asset value, offering & redemption price per share       $         18.40     $         19.49    $           20.39
=========================================================================================================================
INVESTOR CLASS**
   Net assets                                                   $    16,528,177     $    17,930,047    $      13,999,922
   Outstanding shares                                                   899,732             920,945              702,101
   Net asset value, offering & redemption price per share       $         18.37     $         19.47    $           19.94
=========================================================================================================================
C CLASS**
   Net assets                                                   $    54,990,846     $    43,406,765    $       9,789,179
   Outstanding shares                                                 3,002,606           2,238,947              496,625
   Net asset value & offering price per share(1)                $         18.31     $         19.39    $           19.71
=========================================================================================================================
A CLASS**
   Net assets                                                   $    28,421,431     $    27,604,610    $      12,303,763
   Outstanding shares                                                 1,549,319           1,417,501              608,868
   Net asset value & redemption price per share                 $         18.34     $         19.47    $           20.21
   Public offering price per share                              $         19.46     $         20.66    $           21.44
=========================================================================================================================
   *Investments, at cost (Note 6)                               $   136,114,253     $   117,830,568    $      59,624,466

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
62               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            SMALL TO       INTERNATIONAL
                                                           GROWTH            VALUE           MID CAP          EQUITY
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes of
     $826 for Small to Mid Cap and $375,492
     for International Equity)                          $   1,336,912    $   1,315,185    $   2,005,880    $   3,717,497
   Interest                                                    35,480           68,282          117,834          157,362
                                                        -----------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                  1,372,392        1,383,467        2,123,714        3,874,859
                                                        -----------------------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                   400,428          316,938          961,388          534,244
   Money managers fees (Note 3)                               385,509          176,076          532,309          432,661
   Transfer agent & administration fees (Note 3)              138,583          109,848          244,421          148,943
   Distribution fees - Investor Class                               -           11,456            6,298            3,319
   Distribution fees - C Class                                 26,822            8,772           16,111           26,970
   Distribution fees - A Class                                  1,436            1,656            1,738            3,645
   Investor Class Only (Notes 2 and 3):
      Administrative services fees                              2,371            2,822            5,441            3,319
   Compliance fees (Note 3)                                     3,251            3,111            3,811            3,089
   Fund accounting fees                                        48,532           35,782           73,537           78,368
   Legal fees                                                  11,556            8,434           19,704           16,071
   Audit fees                                                   2,205              344           14,553            9,918
   Custodian fees                                              23,588            4,164            5,466           89,753
   Registration fees                                           24,013           32,195           33,622           32,468
   Directors fees                                               2,616            1,971            4,530            2,299
   Printing/postage expense                                     3,296            2,992            9,992            1,523
   Other expenses                                               8,716              (97)          (1,867)         (18,154)
                                                        -----------------------------------------------------------------
   GROSS EXPENSES                                           1,082,922          716,464        1,931,054        1,368,436
      Custody Credits                                            (176)             (78)            (688)          (1,455)
                                                        -----------------------------------------------------------------
   NET EXPENSES                                             1,082,746          716,386        1,930,366        1,366,981
                                                        -----------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                               289,646          667,081          193,348        2,507,878
                                                        -----------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
      Investments                                           7,643,849       21,400,202       13,678,988       10,991,833
      Futures                                                       -           84,339          186,844                -
      Foreign exchange contracts                                    -                -                -                -
      Foreign exchange currency                                     -                -                -          254,134
      Options                                                       -                -                -                -
   Change in unrealized appreciation (depreciation)
      of investments and other assets and liabilities      (3,544,228)     (10,185,758)      13,743,699       15,442,682
   Change in unrealized appreciation (depreciation)
      of futures                                                    -          (10,019)          27,524                -
   Change in unrealized appreciation (depreciation)
      of foreign currency                                           -                -                -          (11,688)
                                                        -----------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)               4,099,621       11,288,764       27,637,055       26,676,961
                                                        -----------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                   $   4,389,267    $  11,955,845    $  27,830,403    $  29,184,839
=========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      63

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  HIGH YIELD        INTERMEDIATE      SHORT-INTERMEDIATE
                                                                     BOND           FIXED-INCOME         FIXED-INCOME
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                     $     27,923       $    107,172         $     10,469
   Interest                                                         2,703,252          1,871,532            3,549,470
   Other Income                                                        30,792                  -              140,536
                                                                 -------------------------------------------------------
   TOTAL INVESTMENT INCOME                                          2,761,967          1,978,704            3,700,475
                                                                 -------------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                           121,603             75,474              181,936
   Money managers fees (Note 3)                                        84,447             25,124               59,548
   Transfer agent & administration fees (Note 3)                       48,716             32,995               73,840
   Distribution fees - Investor Class                                       -              7,006                  962
   Distribution fees - C Class                                          6,729              9,594                5,850
   Distribution fees - A Class                                            378                  3                  137
   Investor Class Only (Notes 2 and 3):
      Administrative services fees                                      1,097              6,880                  727
   Compliance fees (Note 3)                                               614                123                  468
   Fund accounting fees                                                25,827             19,934               42,250
   Legal fees                                                           3,281              1,765                2,949
   Audit fees                                                           2,878                385                    -
   Custodian fees                                                       3,113              1,835                4,906
   Registration fees                                                   27,651             30,420               28,583
   Directors fees                                                         790                414                1,515
   Printing/postage expense                                             2,310              1,070                  902
   Other expenses                                                      (2,390)            (1,382)             (12,812)
                                                                 -------------------------------------------------------
   GROSS EXPENSES                                                     327,044            211,640              391,761
      Custody Credits                                                    (272)              (342)                (429)
                                                                 -------------------------------------------------------
   NET EXPENSES                                                       326,772            211,298              391,332
                                                                 -------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                     2,435,195          1,767,406            3,309,143
                                                                 -------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
      Investments                                                     774,453           (294,614)            (650,779)
      Futures                                                               -                  -                    -
   Change in unrealized appreciation (depreciation)
      of investments and other assets and liabilities              (1,942,356)        (1,232,853)            (928,501)
                                                                 -------------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)                      (1,167,903)        (1,527,467)          (1,579,280)
                                                                 -------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                            $  1,267,292       $    239,939         $  1,729,863
========================================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
64               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MORTGAGE       LIMITED DURATION    U.S. GOVERNMENT
                                                         SECURITIES      U.S. GOVERNMENT          MONEY
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                             $  1,356,393       $  1,403,906       $  34,620,785
                                                        ----------------------------------------------------
   TOTAL INVESTMENT INCOME                                 1,356,393          1,403,906          34,620,785
                                                        ----------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                   88,789             34,408             529,959
   Money managers fees (Note 3)                               61,659             84,081                   -
   Transfer agent & administration fees (Note 3)              36,672             23,655             343,562
   Distribution fees - Investor Class                          1,268                  -              12,503
   Distribution fees - C Class                                 3,825                  -              11,015
   Distribution fees - A Class                                    15                  -                 832
   Investor Class Only (Notes 2 and 3):
      Administrative services fees                             1,268                  -               8,780
   Compliance fees (Note 3)                                      239                450               5,481
   Fund accounting fees                                       51,985             16,410             252,453
   Legal fees                                                      -              3,801             106,638
   Audit fees                                                      -              2,507              87,229
   Custodian fees                                                  -              3,306              21,339
   Registration fees                                          35,652            (48,496)                  -
   Directors fees                                                566                801              23,667
   Printing/postage expense                                    1,335              1,713              24,409
   Shareholder services fees*
      Shareholder service fees - Advisor Class                     -                  -           1,583,089
      Shareholder service fees - Investor Class                    -                  -              12,510
      Shareholder service fees - C Class                           -                  -               1,825
      Shareholder service fees - A Class                           -                  -                 833
   Other expenses                                            (52,683)             2,160             (70,633)
                                                        ----------------------------------------------------
   GROSS EXPENSES                                            230,590            124,796           2,955,491
      Custody Credits                                            (63)               (11)                (60)
      Management fees waived                                       -                  -              (2,358)
                                                        ----------------------------------------------------
   NET EXPENSES                                              230,527            124,785           2,953,073
                                                        ----------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                            1,125,866          1,279,121          31,667,712
                                                        ----------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gain (loss) on:
      Investments                                           (153,990)          (103,627)                  -
      Futures                                                111,077                  -                   -
      Written options                                              -                  -                   -
   Change in unrealized appreciation (depreciation)
      of investments and other assets and liabilities       (563,628)           (63,346)                  -
   Change in unrealized appreciation (depreciation)
      of futures                                             (35,598)                 -                   -
                                                        ----------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)               (642,139)          (166,973)                  -
                                                        ----------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                   $    483,727       $  1,112,148       $  31,667,712
============================================================================================================

--------------------------------------------------------------------------------
* Shareholder Services fees are not charged to Institutional Class shares in the U.S. Government Money Fund.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      65

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           INCOME        INCOME & GROWTH      BALANCED
                                                         ALLOCATION         ALLOCATION       ALLOCATION
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment
      company shares                                    $    499,278      $    602,571      $  1,382,731
   Interest                                                   35,876            61,291           127,834
                                                        -------------------------------------------------
   TOTAL INVESTMENT INCOME                                   535,154           663,862         1,510,565
                                                        -------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                    9,033            17,448            53,590
   Transfer agent & administration fees (Note 3)                 645             1,035             2,497
   Distribution fees - Investor Class                          4,167             6,136            16,774
   Distribution fees - C Class                                15,184            48,495           105,351
   Distribution fees - A Class                                   940             3,695            23,513
   Investor Class Only (Notes 2 and 3):
      Administrative services fees                             4,167             6,136            16,774
   Compliance fees (Note 3)                                       50                92               270
   Fund accounting fees                                        1,880             3,639            10,897
   Legal fees                                                    678             1,301             3,871
   Audit fees                                                  2,860             3,834            10,410
   Custodian fees                                                 79               212               458
   Registration fees                                          18,846            21,690            22,882
   Directors fees                                                268               524             1,518
   Printing/postage expense                                      727             1,411             4,497
   Corporate expense                                              45                90                90
   Other expense                                             (12,997)           (9,633)          (10,998)
                                                        -------------------------------------------------
   GROSS EXPENSES                                             46,572           106,105           262,394
                                                        -------------------------------------------------
   NET EXPENSES                                               46,572           106,105           262,394
                                                        -------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                              488,582           557,757         1,248,171
                                                        -------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated
      investment company shares                              (70,515)           57,149           (79,605)
   Realized gain distributions from affiliated
      investment company shares                                    -                 -                 -
   Change in unrealized appreciation (depreciation)
      of affiliated investments                             (213,389)          722,306         4,471,489
                                                        -------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)               (283,904)          779,455         4,391,884
                                                        -------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                   $    204,678      $  1,337,212      $  5,640,055
=========================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
66               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      GROWTH & INCOME      GROWTH       AGGRESSIVE GROWTH
                                                        ALLOCATION       ALLOCATION         ALLOCATION
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from affiliated investment
      company shares                                   $  1,577,230     $    778,457      $    113,915
   Interest                                                 139,604           69,471            20,463
                                                      ---------------------------------------------------
   TOTAL INVESTMENT INCOME                                1,716,834          847,928           134,378
                                                      ---------------------------------------------------

EXPENSES:
   Management fees (Note 3)                                  74,338           70,006            35,553
   Transfer agent & administration fees (Note 3)              3,057            3,822             1,779
   Compliance fees (Note 3)                                     346              330               178
   Distribution fees - Investor Class                        15,478           19,709            14,532
   Distribution fees - C Class                              262,410          205,639            44,204
   Distribution fees - A Class                               41,241           41,876            18,378
   Investor Class Only (Notes 2 and 3):
      Administrative services fees                           15,478           19,709            14,532
   Fund accounting fees                                      15,306           14,322             7,290
   Legal fees                                                 5,455            5,113             5,524
   Audit fees                                                12,797           12,138             4,055
   Custodian fees                                             2,209            1,013               636
   Registration fees                                         23,364           24,071            21,774
   Directors fees                                             2,146            2,018             1,027
   Printing/postage expense                                   6,218            6,119             3,210
   Corporate expenses                                           180              180                90
   Other expense                                            (10,222)         (12,923)           (6,379)
                                                      ---------------------------------------------------
   GROSS EXPENSES                                           469,801          413,142           166,383
                                                      ---------------------------------------------------
   NET EXPENSES                                             469,801          413,142           166,383
                                                      ---------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                           1,247,033          434,786           (32,005)
                                                      ---------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gain (loss) on sales of affiliated
      investment company shares                             325,649           51,308            90,305
   Realized gain distributions from affiliated
      investment company shares                                   -                -                 -
   Change in unrealized appreciation (depreciation)
      of affiliated investments                           7,135,902        9,683,515         5,796,241
                                                      ---------------------------------------------------
   NET REALIZED AND UNREALIZED GAINS (LOSSES)             7,461,551        9,734,823         5,886,546
                                                      ---------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                  $  8,708,584     $ 10,169,609      $  5,854,541
=========================================================================================================

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      67

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          GROWTH                             VALUE
                                              ------------------------------------------------------------------
                                              PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)     YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007    DEC. 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $       289,646   $     421,665   $       667,081   $   1,734,360
   Net realized gain (loss) on investments
      transactions                                  7,660,068       7,363,054        21,484,541       4,504,086
   Change in unrealized net appreciation
      (depreciation) of investments                (3,560,447)      3,777,645       (10,195,777)     13,209,383
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS          4,389,267      11,562,364        11,955,845      19,447,829

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                  (244,186)       (437,408)         (563,185)     (1,752,194)
      Investor Class                                   (1,598)         (3,228)           (3,692)        (21,153)
      C Class                                               -               -                 -         (16,479)
      A Class                                            (260)           (852)             (705)        (13,379)
                                              ------------------------------------------------------------------
   Total                                             (246,044)       (441,488)         (567,582)     (1,803,205)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                   (246,044)       (441,488)         (567,582)     (1,803,205)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     15,955,527      56,527,493        23,950,348      21,711,651
   Reinvestment of distributions                       47,400          92,612            87,181         289,125
   Cost of redemptions                            (32,228,302)    (21,971,792)      (10,564,353)    (21,636,538)
                                              ------------------------------------------------------------------
   NET INCREASE/(DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                          (16,225,375)     34,648,313        13,473,176         364,238
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS        (12,082,152)     45,769,189        24,861,439      18,008,862

NET ASSETS:
   Beginning of period                            186,424,634     140,655,445       134,093,980     116,085,118
                                              ------------------------------------------------------------------
   End of period                                  174,342,482     186,424,634       158,955,419     134,093,980
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $        75,844   $      23,634   $       100,477   $         978

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
68               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SMALL TO MID CAP                INTERNATIONAL EQUITY
                                              ------------------------------------------------------------------
                                              PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)     YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007    DEC. 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $       193,348   $     353,279   $     2,507,878   $     645,230
   Net realized gain (loss) on investments
      transactions                                 13,865,832      13,190,212        11,245,967      17,099,089
   Change in unrealized appreciation
      (depreciation) of investments                13,771,223      17,504,235        15,430,994      21,184,892
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS         27,830,403      31,047,726        29,184,839      38,929,211

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                  (139,628)       (137,802)                -        (702,905)
      Investor Class                                        -               -                 -          (1,667)
      C Class                                               -               -                 -               -
      A Class                                          (1,393)              -                 -          (2,654)
                                              ------------------------------------------------------------------
   Total                                             (141,021)       (137,802)                -        (707,226)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                   (141,021)       (137,802)                -        (707,226)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     53,335,553     148,884,481       104,509,904      52,512,198
   Reinvestment of distributions                       50,582          50,977                 -         150,265
   Cost of redemptions                            (29,722,872)    (46,129,653)      (24,516,122)    (35,048,543)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                           23,663,263     102,805,805        79,993,782      17,613,920
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS         51,352,645     133,715,729       109,178,621      55,835,905

NET ASSETS:
   Beginning of period                            296,298,949     162,583,220       160,094,776     104,258,871
                                              ------------------------------------------------------------------
   End of period                                  347,651,594     296,298,949       269,273,397     160,094,776
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $       159,763   $           -   $     2,611,060   $     103,182

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      69

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      HIGH YIELD BOND              INTERMEDIATE FIXED-INCOME
                                              ------------------------------------------------------------------
                                              PERIOD ENDED(1)    YEAR ENDED     PERIOD ENDED(1)     YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007    DEC. 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $     2,435,195   $   4,124,066   $     1,767,406   $   3,547,527
   Net realized gain (loss) on investments
      transactions                                    774,453        (194,436)         (294,614)       (852,718)
   Change in unrealized appreciation
      (depreciation) of investments                (1,942,356)      1,873,062        (1,232,853)     (1,305,424)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS          1,267,292       5,802,692           239,939       1,389,385

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                (2,341,170)     (3,994,590)       (1,503,530)     (3,156,639)
      Investor Class                                  (55,224)        (38,553)         (216,012)        (99,401)
      C Class                                         (40,429)       (111,530)          (54,709)       (295,436)
      A Class                                         (14,003)        (11,904)              (18)         (3,222)
                                              ------------------------------------------------------------------
   Total                                           (2,450,826)     (4,156,577)       (1,774,269)     (3,554,698)
                                              ------------------------------------------------------------------

   Net realized gain
      Advisor Class                                         -               -                 -               -
      Investor Class                                        -               -                 -               -
      C Class                                               -               -                 -               -
      A Class                                               -               -                 -               -
                                              ------------------------------------------------------------------
   Total                                                    -               -                 -               -
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (2,450,826)     (4,156,577)       (1,774,269)     (3,554,698)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     32,173,079      27,644,566        29,879,627      22,992,923
   Reinvestment of distributions                      557,771         649,068           983,135       1,586,614
   Cost of redemptions                             (8,238,240)    (20,039,789)       (9,595,065)    (38,049,046)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                           24,492,610       8,253,845        21,267,697     (13,469,509)
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS         23,309,076       9,899,960        19,733,367     (15,634,822)

NET ASSETS:
   Beginning of period                             62,391,118      52,491,158        43,096,199      58,731,021
                                              ------------------------------------------------------------------
   End of period                                   85,700,194      62,391,118        62,829,566      43,096,199
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $         1,836   $      17,467   $        23,070   $      29,933

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
70               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              SHORT-INTERMEDIATE FIXED-INCOME         MORTGAGE SECURITIES
                                              ------------------------------------------------------------------
                                              PERIOD ENDED(1)    YEAR ENDED     PERIOD ENDED(1)     YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007    DEC. 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $     3,309,143   $   5,316,286   $     1,125,866   $   4,368,514
   Net realized gain (loss) on investment
      transactions                                   (650,779)       (474,155)          (42,913)     (4,156,666)
   Change in unrealized appreciation
      (depreciation) of investments                  (928,501)       (876,106)         (599,226)      1,686,304
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS          1,729,863       3,966,025           483,727       1,898,152

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                (3,285,052)     (5,321,459)         (994,794)     (4,396,119)
      Investor Class                                  (22,091)        (40,142)          (19,764)        (38,652)
      C Class                                         (31,158)        (53,373)          (12,451)        (31,765)
      A Class                                          (3,121)         (4,656)             (125)         (6,673)
                                              ------------------------------------------------------------------
   Total                                           (3,341,422)     (5,419,630)       (1,027,134)     (4,473,209)
                                              ------------------------------------------------------------------

   Net realized gain
      Advisor Class                                         -               -                 -        (283,767)
      Investor Class                                        -               -                 -          (5,285)
      C Class                                               -               -                 -          (4,584)
      A Class                                               -               -                 -            (963)
                                              ------------------------------------------------------------------
   Total                                                    -               -                 -        (294,599)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (3,341,422)     (5,419,630)       (1,027,134)     (4,767,808)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     13,410,973      41,297,730        11,527,889      11,033,490
   Reinvestment of distributions                      512,330         598,428           458,284       1,081,848
   Cost of redemptions                            (31,864,205)    (32,524,900)       (6,563,316)   (120,193,478)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                          (17,940,902)      9,371,258         5,422,857    (108,078,140)
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS        (19,552,461)      7,917,653         4,879,450    (110,947,796)

NET ASSETS:
   Beginning of period                            109,310,748     101,393,095        49,884,904     160,832,700
                                              ------------------------------------------------------------------
   End of period                                   89,758,287     109,310,748        54,764,354      49,884,904
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $        33,230   $      65,509   $       101,380   $       2,648

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
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

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                LIMITED DURATION U.S. GOVT.           U.S. GOVERNMENT MONEY
                                              --------------------------------------------------------------------
                                              PERIOD ENDED(1)     YEAR ENDED    PERIOD ENDED(1)      YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007     DEC. 31, 2006
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $     1,279,121   $   1,953,464   $    31,667,712   $    54,868,088
   Net realized gain (loss) on investment
      transactions                                   (103,627)        (71,070)                -                 -
   Change in unrealized appreciation
      (depreciation) of investments                   (63,346)        434,701                 -                 -
                                              --------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS          1,112,148       2,317,095        31,667,712        54,868,088

DISTRIBUTIONS FROM:
   Net investment income
      Limited Duration U.S. Government Fund        (1,296,053)     (2,075,569)              N/A               N/A
      U.S. Government Money Fund
         Advisor Class                                    N/A             N/A       (30,246,995)      (54,392,636)
         Investor Class                                   N/A             N/A          (213,919)         (454,489)
         C Class                                          N/A             N/A           (27,570)          (78,247)
         A Class                                          N/A             N/A           (15,036)           (8,949)
         Institutional Class                              N/A             N/A        (1,163,497)              N/A
                                              --------------------------------------------------------------------
   Total                                           (1,296,053)     (2,075,569)      (31,667,017)      (54,934,321)
                                              --------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (1,296,053)     (2,075,569)      (31,667,017)      (54,934,321)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     20,603,188       7,251,707     1,613,949,959     3,733,422,810
   Reinvestment of distributions                      219,521          38,701           945,396         1,084,183
   Cost of redemptions                            (15,640,528)    (10,950,358)   (1,605,992,645)   (3,563,775,940)
                                              --------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                            5,182,181      (3,659,950)        8,902,710       170,731,053
                                              --------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS          4,998,276      (3,418,424)        8,903,405       170,664,820

NET ASSETS:
   Beginning of period                             54,721,189      58,139,613     1,445,464,151     1,274,799,331
                                              --------------------------------------------------------------------
   End of period                                   59,719,465      54,721,189     1,454,367,556     1,445,464,151
==================================================================================================================

   UNDISTRIBUTED NET INVESTMENT
      INCOME/DISTRIBUTIONS IN EXCESS OF
      NET INVESTMENT INCOME                   $       (14,641)  $       2,291   $      (324,170)  $      (324,865)

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
72               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     INCOME ALLOCATION             INCOME & GROWTH ALLOCATION
                                              ------------------------------------------------------------------
                                              PERIOD ENDED(1)    YEAR ENDED     PERIOD ENDED(1)     YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007    DEC. 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $       488,582   $     766,304   $       557,757   $   1,014,823
   Net realized gain (loss) on sales and
      gain distributions of investment
      company shares                                  (70,515)        (56,792)           57,149        (131,568)
   Change in unrealized appreciation
      (depreciation) of investments and
      other assets and liabilities                   (213,389)        (44,406)          722,306       1,593,526
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS            204,678         665,106         1,337,212       2,476,781

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                  (319,272)       (498,191)         (329,166)       (526,863)
      Investor Class                                  (87,570)       (142,146)          (76,095)       (132,809)
      C Class                                         (72,849)        (85,969)         (126,594)       (253,672)
      A Class                                         (17,036)        (43,612)          (35,775)       (111,224)
                                              ------------------------------------------------------------------
   Total                                             (496,727)       (769,918)         (567,630)     (1,024,568)
                                              ------------------------------------------------------------------

   Net realized gain
      Advisor Class                                         -               -                 -         (13,647)
      Investor Class                                        -               -                 -          (4,397)
      C Class                                               -               -                 -          (8,858)
      A Class                                               -               -                 -          (3,263)
                                              ------------------------------------------------------------------
   Total                                                    -               -                 -         (30,165)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                   (496,727)       (769,918)         (567,630)     (1,054,733)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                      5,015,877       8,974,459         8,029,473      12,623,438
   Reinvestment of distributions                      304,244         466,843           409,237         762,417
   Cost of redemptions                             (3,252,876)     (6,288,575)       (5,701,526)    (10,769,040)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                            2,067,245       3,152,727         2,737,184       2,616,815
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS          1,775,196       3,047,915         3,506,766       4,038,863

NET ASSETS:
   Beginning of period                             17,127,277      14,079,362        33,348,385      29,309,522
                                              ------------------------------------------------------------------
   End of period                                   18,902,473      17,127,277        36,855,151      33,348,385
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT
      INCOME/DISTRIBUTIONS IN EXCESS OF
      NET INVESTMENT INCOME                   $          (609)  $       7,536   $           454   $      10,327

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      73

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    BALANCED ALLOCATION            GROWTH & INCOME ALLOCATION
                                              ------------------------------------------------------------------
                                              PERIOD ENDED(1)    YEAR ENDED     PERIOD ENDED(1)     YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007    DEC. 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $     1,248,171   $   2,001,672   $     1,247,033   $   2,294,693
   Net realized gain (loss) on sales and
      gain distributions of investment
      company shares                                  (79,605)       (339,759)          325,649        (425,662)
   Change in unrealized appreciation
      (depreciation) of investments and
      other assets and liabilities                  4,471,489       7,031,261         7,135,902      12,050,890
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS          5,640,055       8,693,174         8,708,584      13,919,921

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                  (778,248)     (1,171,597)         (630,273)     (1,132,508)
      Investor Class                                 (144,418)       (296,268)         (104,641)       (176,296)
      C Class                                        (173,045)       (339,213)         (295,277)       (563,150)
      A Class                                        (170,950)       (215,247)         (219,811)       (459,362)
                                              ------------------------------------------------------------------
   Total                                           (1,266,661)     (2,022,325)       (1,250,002)     (2,331,316)
                                              ------------------------------------------------------------------

   Net realized gain
      Advisor Class                                         -            (190)                -            (511)
      Investor Class                                        -             (46)                -            (104)
      C Class                                               -             (76)                -            (455)
      A Class                                               -             (39)                -            (273)
                                              ------------------------------------------------------------------
   Total                                                    -            (351)                -          (1,343)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                 (1,266,661)     (2,022,676)       (1,250,002)     (2,332,659)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     42,460,049      42,142,100        39,444,793      40,488,583
   Reinvestment of distributions                    1,043,737       1,654,515         1,114,638       2,042,089
   Cost of redemptions                            (17,288,936)    (22,198,605)      (16,395,002)    (30,031,063)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                           26,214,850      21,598,010        24,164,429      12,499,609
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS         30,588,244      28,268,508        31,623,011      24,086,871

NET ASSETS:
   Beginning of period                             99,020,090      70,751,582       134,664,683     110,577,812
                                              ------------------------------------------------------------------
   End of period                                  129,608,334      99,020,090       166,287,694     134,664,683
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT INCOME        $         3,617   $      22,107   $         6,015   $       8,984

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
74               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     GROWTH ALLOCATION            AGGRESSIVE GROWTH ALLOCATION
                                              ------------------------------------------------------------------
                                              PERIOD ENDED(1)    YEAR ENDED     PERIOD ENDED(1)     YEAR ENDED
                                               JUNE 30, 2007    DEC. 31, 2006    JUNE 30, 2007    DEC. 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income (loss)               $       434,786   $   1,068,441   $       (32,005)  $     132,766
   Net realized gain (loss) on sales and
      gain distributions of investment
      company shares                                   51,308         157,343            92,371         226,153
   Change in unrealized appreciation
      (depreciation) of investments and
      other assets and liabilities                  9,683,515      14,162,400         5,794,175       8,236,216
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM OPERATIONS         10,169,609      15,388,184         5,854,541       8,595,135

DISTRIBUTIONS FROM:
   Net investment income
      Advisor Class                                  (352,840)       (607,793)          (58,909)       (107,510)
      Investor Class                                  (55,930)       (136,228)           (4,996)        (12,552)
      C Class                                         (52,049)       (122,497)                -               -
      A Class                                        (104,448)       (202,023)           (8,118)        (12,947)
                                              ------------------------------------------------------------------
   Total                                             (565,267)     (1,068,541)          (72,023)       (133,009)
                                              ------------------------------------------------------------------
   NET DECREASE FROM DISTRIBUTIONS                   (565,267)     (1,068,541)          (72,023)       (133,009)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
   Proceeds from subscriptions                     32,872,817      38,858,976        17,025,053      25,902,493
   Reinvestment of distributions                      516,713         979,552            62,864         116,959
   Cost of redemptions                            (14,607,818)    (28,377,847)       (8,372,495)    (13,561,250)
                                              ------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
      SHARE TRANSACTIONS                           18,781,712      11,460,681         8,715,422      12,458,202
                                              ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS         28,386,054      25,780,324        14,497,940      20,920,328

NET ASSETS:
   Beginning of period                            125,945,469     100,165,145        66,231,924      45,311,596
                                              ------------------------------------------------------------------
   End of period                                  154,331,523     125,945,469        80,729,864      66,231,924
================================================================================================================

   UNDISTRIBUTED NET INVESTMENT
      INCOME/DISTRIBUTIONS IN EXCESS OF
      NET INVESTMENT INCOME                   $      (106,228)  $      24,253   $       (97,993)  $       6,035

--------------------------------------------------------------------------------
(1)   Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      75

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION |
----------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 16 diversified funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following ten
Funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration Fund and U.S. Government Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Intermediate Fixed-Income Fund A Class Shares closed on April 10, 2007, the Mortgage Securities Fund A Class Shares closed on June 20, 2007 and the U.S. Government Money Fund Institutional Class Shares commenced operations on January 4, 2007. These Funds previously offered four classes of shares. The Limited Duration Fund offers one class of shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
------------------------------------  The following is a summary of  significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal recurring nature. To the extent that the Allocation Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to certain estimates, assumptions, and security transactions indirectly.

o     SECURITY VALUATION

Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

      The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds are valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund.

      An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are

--------------------------------------------------------------------------------
76               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of a benchmark Index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

o     SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

o     FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are denominated in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

      The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

o     OFF-BALANCE SHEET RISK

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

      The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      77

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

o     FUTURES CONTRACTS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

      When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

o     OPTIONS TRANSACTIONS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and write call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

      When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

      When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

      The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

--------------------------------------------------------------------------------
78               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

o     FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

      Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

o     COLLATERALIZED DEBT OBLIGATIONS

The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

o     STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      79

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

o     REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

      Set forth below is the collateral for each Fund's Repurchase Agreement(s) on June 30, 2007:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                COLLATERAL
                                           -----------------------------------------------------------------------------------------
                           ISSUER OF
                          REPURCHASE                                              INTEREST           MATURITY              MARKET
FUND                       AGREEMENT            ISSUER(S)            PAR            RATE*              DATE                VALUE
------------------------------------------------------------------------------------------------------------------------------------
Growth                  Fifth Third Bank          FNMA          $   1,490,056       5.00%             7/1/2033         $   1,535,157
Value                   Fifth Third Bank          FNMA              4,229,964       5.00%             7/1/2033             4,357,209
Small to Mid Cap        Fifth Third Bank          FNMA              1,351,815       5.00%             7/1/2033             1,392,600
International Equity    Fifth Third Bank          FNMA             10,123,533       5.00%             7/1/2033            10,427,529
High Yield Bond         Fifth Third Bank          FNMA              5,006,190       5.00%             7/1/2033             5,156,790
Intermediate
   Fixed-Income         Fifth Third Bank          FNMA              5,791,217       5.00%             7/1/2033             5,965,099
Short-Intermediate
   Fixed-Income         Fifth Third Bank          FNMA                533,422       5.00%             7/1/2033               549,864
Mortgage Securities     Fifth Third Bank          FNMA                394,829       5.00%             7/1/2033               406,822
Limited Duration        Fifth Third Bank          FNMA              5,276,518       5.00%             7/1/2033             5,435,116
U.S. Government
   Money                Fifth Third Bank          FNMA             56,350,198       5.00%             7/1/2033            58,041,164
                        Morgan Stanley         FFCB, FNMA         128,350,000    5.05%-5.50%        3/26/2014-           130,738,700
                                                                                                     5/18/2017
                        UBS                    FHLB, FNMA         151,541,000   3.375%-5.800%        9/2/2008-           152,280,755
                                                                                                    12/15/2008
Income Allocation       Fifth Third Bank          FNMA                378,137       5.00%             7/1/2033               389,850
Income & Growth
   Allocation           Fifth Third Bank          FNMA                134,145       5.00%             7/1/2033               138,193
Balanced Allocation     Fifth Third Bank          FNMA              1,656,701       5.00%             7/1/2033             1,706,808
Growth & Income
   Allocation           Fifth Third Bank          FNMA              1,127,341       5.00%             7/1/2033             1,161,308
Growth Allocation       Fifth Third Bank          FNMA              1,518,081       5.00%             7/1/2033             1,563,766
Aggressive Growth
   Allocation           Fifth Third Bank          FNMA                768,036       5.00%             7/1/2033               791,338
====================================================================================================================================

*     Includes the yield to maturity on a FNMA Discount Note

o     DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Limited Duration Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; and declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
80               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

o     FEDERAL INCOME TAXES

It is each Fund's intention to continue to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") to qualify as a regulated investment company. Subchapter M requires a regulated investment company to distribute substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing all of its taxable income and realized gains to shareholders, a Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

      Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

o     OTHER EXPENSES

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

o     RESTRICTED SECURITIES

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2007, is detailed in the Schedules of Investments, as applicable.

o     COMMISSION RECAPTURE

Certain Funds direct portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts, if any, have been reflected as commission recapture in the Statements of Operations.

o     CUSTODY CREDITS

The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.

o     REDEMPTION FEES

Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees.

      Total redemption fees retained during the period ended June 30, 2007 and the year ended December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                            SIX MONTHS ENDED       YEAR ENDED
FUND                                         JUNE 30, 2007     DECEMBER 31, 2006
--------------------------------------------------------------------------------
Growth                                       $       1,754     $           1,106
Value                                                1,449                    80
Small to Mid                                         2,892                11,367
International Equity                                 8,225                   835
High Yield Bond                                          -                 1,207
================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      81

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

o     NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has completed evaluating the impact of the adoption of FIN 48; which will result in having no effect on the Funds' net assets, results of operations and financial statement disclosures. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      In addition, in September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

================================================================================
3. RELATED PARTY TRANSACTIONS |
-------------------------------

o     MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital").

      Accessor Capital's general partner is Accessor Capital Corporation, a Washington corporation, whose majority shareholder is J. Anthony Whatley III; Accessor Capital's limited partner is Zions Investment Management, Inc., a Utah corporation and wholly owned subsidiary of Zions First National Bank, N.A., a wholly owned subsidiary of Zions Bancorporation. Accessor Capital provides general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are accrued daily and paid monthly based on the following annualized rates calculated on the average daily net assets aggregated across all the classes of each Fund.

--------------------------------------------------------------------------------
ACCESSOR FUNDS                                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
Growth                                                             0.45%
Value                                                              0.45
Small to Mid Cap                                                   0.60
International Equity                                               0.55
High Yield Bond                                                    0.36
Intermediate Fixed-Income                                          0.33
Short-Intermediate Fixed-Income                                    0.33
Mortgage Securities                                                0.36
Limited Duration U.S. Government                                   0.12
U.S. Government Money                                              0.08
Income Allocation                                                  0.10
Income & Growth Allocation                                         0.10
Balanced Allocation                                                0.10
Growth & Income Allocation                                         0.10
Growth Allocation                                                  0.10
Aggressive Growth Allocation                                       0.10
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. None of the expenses incurred by the Allocation Funds for the period ended June 30, 2007, were paid by the Underlying Funds. The expenses paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund.

--------------------------------------------------------------------------------
82               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

o     MONEY MANAGERS

Each Fund (other than the Money Fund and the Accessor Allocation Funds) is sub-advised by an unaffiliated investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. The Money Managers receive a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid quarterly.

------------------------------------------------------------------------------------------------------
FUND                                  ANNUAL FEE
------------------------------------------------------------------------------------------------------
Growth                                0.40%
Value                                 0.25%
Small to Mid Cap                      0.30%
International Equity                  0.45%
High Yield Bond                       0.25%
Intermediate Fixed-Income             0.15%
Short-Intermediate Fixed-Income       0.15%
Mortgage Securities                   0.25% of the first $100,000,000
                                      0.20% of the next $100,000,000
                                      0.15% above $200,000,000
Limited Duration U.S. Government      0.35% on the first $25 million of assets under management; plus,
                                      0.25% on the next $75 million of assets under management; plus,
                                      0.20% on all assets above $100 million
======================================================================================================

o     DISTRIBUTION AND SERVICE PLANS

Accessor Funds has adopted Distribution and Service Plans (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940, as amended, with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate SEI Investments Distribution Co. (the "Distributor") and/or third party intermediaries or other service organizations for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor and/or third party selling and distribution agents for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.

      The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. The Board may temporarily limit the payment of 12b-1 fees with respect to the Money Fund to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Such fee limitation was not in effect at any time during the period from January 1, 2007 through June 30, 2007. The Limited Duration Fund does not currently have a class of shares that pays a 12b-1 fee.

o     DISTRIBUTOR

Accessor Funds' distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with the Distributor or a services agreement with Accessor Funds based on the average daily net assets of accounts attributable to such intermediary.

      Further, under the A Class Shares and C Class Shares distribution and service plan, the Distributor will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing arrangements between the Distributor and Accessor Capital.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      83

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

o     DEFENSIVE DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended, to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

o     OTHER COMPENSATION TO DEALERS

The Distributor may pay or sponsor informational meetings for dealers as described in the Statement of Additional Information. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Funds' shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds, cooperate with the Distributor or provide marketing or service support to the Funds. For more information, please see the Statement of Additional Information.

      Accessor Capital may make payments, out of its own assets, to certain intermediaries based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital. The intermediaries to which payments may be made are determined by Accessor Capital. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the Statement of Additional Information for more information.

o     ACM ADMINISTRATIVE PLAN

Accessor Funds has adopted the ACM Administrative Plan (formerly the Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

o     ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund that has Investor Class Shares. Pursuant to the Investor Class Shares Administrative Services Plan, Accessor Funds will pay third party service organizations who provide administrative and support services. The amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

o     TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

o     DIRECTOR AND OFFICER FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are also directors, officers or employees of Accessor Capital or its affiliates, except as noted below. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.

o     OTHER

The Funds' Chief Compliance Officer is employed by Accessor Capital. The Accessor Funds pay an allocated portion of the Chief Compliance Officer's compensation and other related expenses subject to approval of the Board of Directors.

--------------------------------------------------------------------------------
84               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
-------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issues 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------
                     ADVISOR CLASS               INVESTOR CLASS               C CLASS                  A CLASS
               --------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------
GROWTH FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      2,156,371   $  53,039,235     31,554   $    772,109     95,931   $  2,341,538    14,918   $    373,505
Reinvested          3,485          89,681         82          2,098          -              -        32            833
Redeemed         (753,892)    (18,849,841)   (53,405)    (1,295,836)   (58,593)    (1,430,150)  (15,442)      (395,965)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    1,405,964   $  34,279,075    (21,769)  $   (521,629)    37,338   $    911,388      (492)  $    (21,627)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        525,119   $  13,846,980      7,468   $    194,581     66,795   $  1,698,379     8,134   $    215,587
Reinvested          1,742          46,038         44          1,109          -              -        10            253
Redeemed       (1,163,053)    (30,416,297)   (10,526)      (272,725)   (56,869)    (1,459,281)   (3,018)       (79,999)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     (636,192)  $ (16,523,279)    (3,014)  $    (77,035)     9,926   $    239,098     5,126   $    135,841

=======================================================================================================================
VALUE FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        910,696   $  19,809,360     15,025   $    334,326     59,291   $  1,306,604    11,737   $    261,281
Reinvested         11,251         251,147        629         14,043        469         10,556       598         13,379
Redeemed         (816,521)    (18,072,269)   (40,828)      (900,781)   (58,552)    (1,282,435)  (58,253)    (1,381,053)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      105,426   $   1,988,238    (25,174)  $   (552,412)     1,208   $     34,725   (45,918)  $ (1,106,393)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        896,489   $  22,570,955     11,097   $    279,804     38,474   $    938,334     6,212   $    161,155
Reinvested          3,343          84,011        107          2,689          -              -        19            481
Redeemed         (374,149)     (9,306,066)   (10,721)      (268,039)   (40,630)      (988,538)      (66)        (1,610)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      525,683   $  13,348,900        483   $     14,454     (2,156)  $    (50,204)    6,165   $    160,026

=======================================================================================================================
SMALL TO MID CAP FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      4,898,885   $ 145,349,962     60,300   $  1,775,273     46,059   $  1,349,365    13,427   $    398,514
Reinvested          1,720          50,977          -              -          -              -         -              -
Redeemed       (1,412,865)    (42,335,693)   (65,667)    (1,905,807)   (35,541)    (1,032,944)  (27,415)      (855,209)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    3,487,740   $ 103,065,246     (5,367)  $   (130,534)    10,518   $    316,421   (13,988)  $   (456,695)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      1,338,876   $  44,941,520     51,032   $  1,666,370     28,061   $    908,042   168,699   $  5,819,621
Reinvested          1,423          49,193          -              -          -              -        41          1,389
Redeemed         (825,981)    (27,886,264)   (20,667)      (673,455)   (26,061)      (834,523)   (9,559)      (328,630)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      514,318   $  17,104,449     30,365   $    992,915      2,000   $     73,519   159,181   $  5,492,380

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      85

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                     ADVISOR CLASS               INVESTOR CLASS               C CLASS                  A CLASS
               --------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      2,522,735   $  48,813,413     32,551   $    618,067    126,570   $  2,452,403    31,043   $    627,480
Reinvested          6,482         146,501         51          1,110          -              -       118          2,654
Redeemed       (1,667,207)    (33,108,372)   (25,591)      (500,662)   (39,679)      (762,866)  (30,309)      (676,643)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      862,010   $  15,851,542      7,011   $    118,515     86,891   $  1,689,537       852   $    (46,509)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      3,533,656   $  87,784,573    138,225   $  3,406,303    127,255   $  3,023,776   405,140   $ 10,295,252
Reinvested              -               -          -              -          -              -         -              -
Redeemed         (882,144)    (21,713,852)   (10,981)      (259,739)   (92,898)    (2,171,042)  (11,847)      (371,489)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    2,651,512   $  66,070,721    127,244   $  3,146,564     34,357   $    852,734   393,293   $  9,923,763

=======================================================================================================================
HIGH YIELD BOND FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      2,491,763   $  26,632,102     20,774   $    224,205     60,037   $    646,232    12,928   $    140,820
Reinvested         52,575         564,324      1,818         19,501      5,656         60,604       432          4,639
Redeemed       (1,790,528)    (19,166,305)   (21,237)      (227,944)   (47,643)      (509,148)  (12,435)      (136,392)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      753,810   $   8,030,121      1,355   $     15,762     18,050   $    197,688       925   $      9,067

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      2,592,642   $  28,700,953    151,811   $  1,691,273     44,881   $    499,189   116,259   $  1,281,664
Reinvested         44,380         492,835      3,904         43,403      1,678         18,581       266          2,952
Redeemed         (614,294)     (6,760,384)   (34,458)      (382,619)   (89,647)      (995,791)   (8,946)       (99,446)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    2,022,728   $  22,433,404    121,257   $  1,352,057    (43,088)  $   (478,021)  107,579   $  1,185,170

=======================================================================================================================
INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      1,459,917   $  16,555,900     37,877   $    428,057    513,479   $  5,912,392     8,536   $     96,574
Reinvested        111,613       1,259,269      6,797         76,627     21,957        247,496       286          3,222
Redeemed       (3,175,227)    (35,859,057)   (31,528)      (360,810)  (152,137)    (1,710,676)  (10,561)      (118,503)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)   (1,603,697)  $ (18,043,888)    13,146   $    143,874    383,299   $  4,449,212    (1,739)  $    (18,707)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      2,032,660   $  22,201,845    645,482   $  7,211,568     41,396   $    464,291       (13)  $      1,924+
Reinvested         67,792         749,565     18,435        203,710      2,689         29,842        15             18
Redeemed         (222,993)     (2,484,154)  (214,230)    (2,386,265)  (422,720)    (4,721,553)     (101)        (3,093)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    1,877,459   $  20,467,256    449,687   $  5,029,013   (378,635)  $ (4,227,421)      (99)  $     (1,151)

--------------------------------------------------------------------------------
+     Class A Shares closed on April 10, 2007.

--------------------------------------------------------------------------------
86               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                     ADVISOR CLASS               INVESTOR CLASS               C CLASS                  A CLASS
               --------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      3,488,238   $  40,811,602      9,460   $    110,174     25,759   $    301,063     6,374   $     74,891
Reinvested         49,792         578,684      1,058         12,291        241          2,797       402          4,656
Redeemed       (2,468,258)    (28,698,332)   (55,041)      (643,003)  (270,284)    (3,179,152)     (380)        (4,413)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)    1,069,772   $  12,691,954    (44,523)  $   (520,538)  (244,284)  $ (2,875,292)    6,396   $     75,134

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      1,097,727   $  12,808,370     32,638   $    378,066     16,947   $    196,657     2,080   $     27,880
Reinvested         43,376         499,789        573          6,604        245          2,816       271          3,121
Redeemed       (2,688,503)    (30,951,552)   (38,425)      (443,856)   (38,111)      (439,510)   (2,200)       (29,287)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)   (1,547,400)  $ (17,643,393)    (5,214)  $    (59,186)   (20,919)  $   (240,037)      151   $      1,714

=======================================================================================================================
MORTGAGE SECURITIES FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        872,180   $  10,725,035     11,500   $    140,795     12,003   $    146,555     1,717   $     21,105
Reinvested         85,596       1,043,873      1,658         20,216        828         10,124       627          7,635
Redeemed       (9,768,686)   (118,778,755)   (29,676)      (366,557)   (71,938)      (888,671)  (13,078)      (159,495)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)   (8,810,910)  $(107,009,847)   (16,518)  $   (205,546)   (59,107)  $   (731,992)  (10,734)  $   (130,755)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        897,016   $  10,887,655     38,777   $    473,045     13,714   $    167,189         -   $          -+
Reinvested         36,522         443,707        970         11,775        220          2,677        10            125
Redeemed         (518,340)     (6,337,241)   (10,420)      (127,516)    (7,171)       (87,861)     (880)       (10,698)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      415,198   $   4,994,121     29,327   $    357,304      6,763   $     82,005      (870)  $    (10,573)

=======================================================================================================================
LIMITED DURATION U.S. GOVERNMENT FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        609,535   $   7,251,707
Reinvested          3,258          38,701
Redeemed         (921,446)    (10,950,358)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)     (308,653)  $  (3,659,950)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      1,725,134   $  20,603,188
Reinvested         18,409         219,521
Redeemed       (1,312,358)    (15,640,528)
               --------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      431,185   $   5,182,181

--------------------------------------------------------------------------------
+     Class A Shares closed on June 20, 2007.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      87

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                        ADVISOR CLASS                   INVESTOR CLASS                  C CLASS                  A CLASS
               -----------------------------------------------------------------------------------------------------------------
FUND               SHARES            AMOUNT          SHARES        AMOUNT        SHARES        AMOUNT      SHARES      AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      3,668,432,937   $ 3,668,432,937    61,141,681   $ 61,141,681    3,132,082   $ 3,132,079     716,113  $  716,113
Reinvested            764,300           764,307       236,026        236,026       74,858        74,861       8,989       8,989
Redeemed       (3,502,372,153)   (3,502,372,153)  (58,447,012)   (58,447,012)  (2,412,925)   (2,412,925)   (543,850)   (543,850)
               -----------------------------------------------------------------------------------------------------------------
Net increase
   (decrease)     166,825,084   $   166,825,091     2,930,695   $  2,930,695      794,015   $   794,015     181,252  $  181,252

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      1,529,378,735   $ 1,529,378,734     7,444,642   $  7,444,641    1,549,920   $ 1,549,920   1,084,452  $1,084,451
Reinvested            670,314           670,313       223,941        223,941       34,658        34,658      16,235      16,235
Redeemed       (1,565,096,650)   (1,564,775,292)   (6,498,055)    (6,495,898)  (3,003,439)   (3,004,132)   (400,497)   (399,233)
               -----------------------------------------------------------------------------------------------------------------
Net increase
   (decrease)     (35,047,601)  $   (34,726,245)    1,170,528   $  1,172,684   (1,418,861)  $(1,419,554)    700,190  $  701,453

================================================================================================================================

                  INSTITUTIONAL CLASS+
               ---------------------------
FUND               SHARES         AMOUNT
------------------------------------------
U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed             n/a            n/a
Reinvested             n/a            n/a
Redeemed               n/a            n/a
               ---------------------------
Net increase
   (decrease)          n/a            n/a

SIX MONTHS ENDED JUNE 30, 2007
Subscribed      74,492,216   $ 74,492,213
Reinvested             249            249
Redeemed       (31,318,090)   (31,318,090)
               ---------------------------
Net increase
   (decrease)   43,174,375   $ 43,174,372

==========================================

                     ADVISOR CLASS              INVESTOR CLASS                C CLASS                   A CLASS
               ---------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        372,883   $   5,546,628     82,729   $  1,229,415    124,668   $  1,848,103     23,587   $    350,313
Reinvested         15,699         232,368      9,393        138,930      4,353         64,333      2,110         31,212
Redeemed         (248,658)     (3,687,950)  (115,044)    (1,707,464)   (27,918)      (413,498)   (32,333)      (479,663)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      139,924   $   2,091,046    (22,922)  $   (339,119)   101,103   $  1,498,938     (6,636)  $    (98,138)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        193,710   $   2,876,822     60,447   $    897,658     68,007   $  1,007,043     15,633   $    234,354
Reinvested         10,278         151,860      5,888         86,920      3,791         55,887        649          9,577
Redeemed         (112,678)     (1,675,019)   (33,338)      (494,654)   (59,507)      (881,110)   (13,465)      (202,093)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       91,310   $   1,353,663     32,997   $    489,924     12,291   $    181,820      2,817   $     41,838

========================================================================================================================
INCOME & GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        316,395   $   5,026,454    219,053   $  3,472,449    202,664   $  3,187,029     59,394   $    937,506
Reinvested         16,649         263,390      8,669        137,110     16,255        256,260      6,683        105,657
Redeemed         (271,167)     (4,299,318)   (80,060)    (1,257,351)  (149,655)    (2,356,322)  (177,036)    (2,856,049)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)       61,877   $     990,526    147,662   $  2,352,208     69,264   $  1,086,967   (110,959)  $ (1,812,886)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        290,556   $   4,767,685     50,712   $    833,981     54,903   $    900,703     91,927   $  1,527,104
Reinvested         11,087         183,273      4,594         75,799      7,326        120,463      1,798         29,702
Redeemed         (105,626)     (1,746,814)   (77,151)    (1,263,090)  (149,004)    (2,435,877)   (15,468)      (255,745)
               ---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      196,017   $   3,204,144    (21,845)  $   (353,310)   (86,775)  $ (1,414,711)    78,257   $  1,301,061

--------------------------------------------------------------------------------
+     Institutional Class Shares commenced operations on January 4, 2007.

--------------------------------------------------------------------------------
88               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                     ADVISOR CLASS              INVESTOR CLASS                C CLASS                     A CLASS
               -----------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT         SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed      1,485,108   $  24,276,320    339,960   $  5,551,126    430,925   $  6,984,302      327,673   $  5,330,352
Reinvested         50,983         837,382     18,080        295,886     20,152        329,761       11,682        191,486
Redeemed         (635,316)    (10,335,607)  (366,866)    (6,005,084)  (244,855)    (3,998,759)    (113,893)    (1,859,155)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      900,775   $  14,778,095     (8,826)  $   (158,072)   206,222   $  3,315,304      225,462   $  3,662,683

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        755,990   $  13,277,565    301,601   $  5,287,915    182,181   $  3,171,672    1,166,464   $ 20,722,897
Reinvested         33,012         580,593      8,199        144,072      9,443        165,370        8,725        153,702
Redeemed         (344,678)     (6,141,294)  (190,182)    (3,305,663)  (286,446)    (5,014,997)    (160,383)    (2,826,982)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      444,324   $   7,716,864    119,618   $  2,126,324    (94,822)  $ (1,677,955)   1,014,806   $ 18,049,617

==========================================================================================================================
GROWTH & INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        822,435   $  13,570,339    269,768   $  4,456,985    761,414   $ 12,522,626      598,859   $  9,938,633
Reinvested         53,130         887,025     10,560        176,316     32,708        545,449       25,926        433,299
Redeemed         (637,090)    (10,428,883)  (114,123)    (1,897,812)  (351,982)    (5,790,654)    (693,765)   (11,913,714)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      238,475   $   4,028,481    166,205   $  2,735,489    442,140   $  7,277,421      (68,980)  $ (1,541,782)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        779,661   $  14,038,768    304,374   $  5,526,828    636,534   $ 11,388,534      462,439   $  8,490,663
Reinvested         28,724         517,392      5,813        104,590     15,968        285,763       11,512        206,893
Redeemed         (313,734)     (5,674,869)   (49,625)      (895,112)  (419,092)    (7,545,789)    (119,008)    (2,279,232)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      494,651   $   8,881,291    260,562   $  4,736,306    233,410   $  4,128,508      354,943   $  6,418,324

==========================================================================================================================
GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        750,108   $  12,642,214    384,680   $  6,465,955    723,594   $ 12,140,812      450,310   $  7,609,995
Reinvested         31,220         537,472      7,892        135,298      6,889        119,742       10,833        187,040
Redeemed         (376,382)     (6,424,340)  (446,973)    (7,809,887)  (275,462)    (4,658,866)    (553,501)    (9,484,754)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      404,946   $   6,755,346    (54,401)  $ (1,208,634)   455,021   $  7,601,688      (92,358)  $ (1,687,719)

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        728,079   $  13,604,505    281,814   $  5,303,758    405,669   $  7,573,789      338,764   $  6,390,765
Reinvested         16,728         314,657      2,955         55,276      2,787         51,030        5,102         95,750
Redeemed         (223,062)     (4,200,715)  (203,994)    (3,801,772)  (267,649)    (5,029,773)     (84,088)    (1,575,558)
               -----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      521,745   $   9,718,447     80,775   $  1,557,262    140,807   $  2,595,046      259,778   $  4,910,957

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      89

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                     ADVISOR CLASS              INVESTOR CLASS                C CLASS                    A CLASS
               ----------------------------------------------------------------------------------------------------------
FUND             SHARES         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT         SHARES      AMOUNT
-------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2006
Subscribed        935,008   $  15,886,390    252,815   $  4,296,776    162,880   $  2,723,695     175,613   $  2,995,632
Reinvested          5,010          93,099        674         12,467          -              -         608         11,393
Redeemed         (285,442)     (4,911,686)  (401,163)    (6,881,910)   (65,958)    (1,113,498)    (37,811)      (654,156)
               ----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      654,576   $  11,067,803   (147,674)  $ (2,572,667)    96,922   $  1,610,197     138,410   $  2,352,869

SIX MONTHS ENDED JUNE 30, 2007
Subscribed        402,740   $   7,865,621    206,386   $  4,023,291    117,843   $  2,218,107     150,117   $  2,918,034
Reinvested          2,658          50,592        268          4,996          -              -         386          7,276
Redeemed         (221,570)     (4,295,556)  (129,891)    (2,477,639)   (57,847)    (1,096,602)    (25,680)      (502,698)
               ----------------------------------------------------------------------------------------------------------
Net increase
  (decrease)      183,828   $   3,620,657     76,763   $  1,550,648     59,996   $  1,121,505     124,823   $  2,422,612
=========================================================================================================================

5. SECURITIES TRANSACTIONS |
----------------------------  During the period ended June 30,  2007,  purchases and sales of investments, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                    PURCHASES          SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                         $ 109,855,382    $ 127,203,526
   Value                                            158,951,258      152,217,341
   Small to Mid Cap                                 103,600,433       76,572,080
   International Equity                             159,198,612       57,016,688
   High Yield Bond                                   52,861,649       31,680,289
   Intermediate Fixed-Income                          7,837,136        5,715,772
   Short-Intermediate Fixed-Income                   16,096,473       18,649,455
   Mortgage Securities                               72,226,148       83,857,780
   Limited Duration U.S. Government                  16,077,767       56,196,668

ACCESSOR ALLOCATION FUND
   Income Allocation                                  8,895,000        6,060,000
   Income & Growth Allocation                        12,780,000        8,210,000
   Balanced Allocation                               40,160,000       10,170,000
   Growth & Income Allocation                        35,705,000       14,800,000
   Growth Allocation                                 26,125,000        9,330,000
   Aggressive Growth Allocation                      13,880,000        5,430,000
================================================================================

During the period ended June 30, 2007, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------
FUND                                                PURCHASES          SALES
--------------------------------------------------------------------------------
Intermediate Fixed-Income                         $  14,153,132    $   3,408,191
Short-Intermediate Fixed-Income                      10,812,710       17,260,590
Mortgage Securities                                  42,095,169       35,826,248
Limited Duration U.S. Government                      7,971,002       14,616,585
================================================================================

--------------------------------------------------------------------------------
90               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
6. TAX COST |
------------- The identified cost for federal income tax purposes of investments owned by each Fund, excluding TBAs, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/ (depreciation) at June 30, 2007 were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                        NET UNREALIZED
                                          IDENTIFIED         GROSS UNREALIZED      GROSS UNREALIZED      APPRECIATION
                                             COST              APPRECIATION         (DEPRECIATION)      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                                $ 159,073,825       $     19,577,494      $     (4,917,983)    $   14,659,511
   Value                                   143,280,435             15,905,169            (1,780,655)        14,124,514
   Small to Mid Cap                        276,903,605             81,060,225           (10,699,713)        70,360,512
   International Equity                    226,762,268             49,675,533            (3,654,394)        46,021,139
   High Yield Bond                          86,877,959              1,531,984            (1,767,584)          (235,600)
   Intermediate Fixed-Income                64,996,668                159,848            (3,086,259)        (2,926,411)
   Short-Intermediate Fixed-Income          91,454,951                 79,626            (3,152,475)        (3,072,849)
   Mortgage Securities                      54,096,709                521,563            (1,303,811)          (782,248)
   Limited Duration U.S. Government         59,607,775                 54,591              (244,704)          (190,113)

ACCESSOR ALLOCATION FUND
   Income Allocation                        19,348,821                 58,501              (556,824)          (498,323)
   Income & Growth Allocation               32,777,902              4,631,663              (673,958)         3,957,705
   Balanced Allocation                     111,690,023             19,212,779            (1,289,973)        17,922,806
   Growth & Income Allocation              136,114,253             31,899,441            (1,709,062)        30,190,379
   Growth Allocation                       117,830,568             37,110,256              (460,898)        36,649,358
   Aggressive Growth Allocation             59,626,532             21,024,629                (3,371)        21,021,258
-----------------------------------------------------------------------------------------------------------------------

For Federal income tax purposes, the book cost of securities owned at June 30, 2007 for the U.S. Government Fund was equal to the tax cost.

      The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain
(loss) or paid in capital as appropriate, in the period that the difference arises.

      Permanent book and tax differences, for the Growth Fund, resulted in the reclassification of $(8,608) to undistributed net investment income and $8,608 to realized gain (loss) and, for the Small to Mid Cap Fund, resulted in the reclassification of $(107,436) to undistributed net investment income and
$107,436 to realized gain (loss). These book and tax differences were attributable to REIT adjustments. These reclassifications had no effect on net assets or net asset value.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      91

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
7. CAPITAL LOSS CARRYOVERS |
----------------------------  At  December  31,  2006,  for  federal  income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains for each succeeding year until the earlier of its utilization or expiration:

------------------------------------------------------------------------------------------------------------------------
                            EXPIRES       EXPIRES        EXPIRES       EXPIRES      EXPIRES      EXPIRES       EXPIRES
                            IN 2008       IN 2009        IN 2010       IN 2011      IN 2012      IN 2013       IN 2014
------------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
   Growth                  $       -   $ 11,670,701   $ 12,659,192   $ 3,845,553   $       -   $         -   $         -
   Value                           -              -     16,152,949     1,779,595           -             -             -
   Small to Mid Cap                -        932,270     11,530,381    12,404,894           -             -             -
   International Equity            -              -              -     1,214,963           -             -             -
   High Yield Bond                 -              -        947,550             -           -     1,017,103        81,754
   Intermediate
      Fixed-Income                 -              -              -             -           -        51,200     1,428,247
   Short-Intermediate
      Fixed-Income           103,223        109,478        383,518             -     718,330       397,737       886,525
   Mortgage Securities             -              -              -             -           -             -     4,934,014
   Limited Duration
      U.S. Government              -              -              -             -       2,466        89,034       190,701

ACCESSOR ALLOCATION FUND
   Income Allocation               -              -              -             -           -             -        69,163
   Income & Growth
      Allocation                   -              -              -             -           -             -       141,751
   Balanced Allocation             -              -              -             -           -             -       358,991
   Growth & Income
      Allocation                   -              -              -             -           -             -       450,628
========================================================================================================================

During the year ended December 31, 2006, Growth Fund utilized capital loss carryovers of $7,364,156, Value Fund utilized capital loss carryovers of
$4,465,250,   Small  to  Mid  Cap  Fund  utilized  capital  loss  carryovers  of
$13,295,084, International Equity utilized capital loss carryovers of $17,400,676, Growth Allocation Fund utilized capital loss carryovers of $47,531, and Aggressive Growth Allocation Fund utilized capital loss carryovers of $162, 691.

--------------------------------------------------------------------------------
92               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
8. DISTRIBUTIONS TO SHAREHOLDERS |
---------------------------------- The amount and characteristics of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2007. The tax character of distributions declared during 2006 and 2005 were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                        GROWTH           VALUE      SMALL TO MID CAP
---------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $     378,467   $  1,377,671   $              -
Long-term capital gains                                                          -              -                  -
                                                                     ------------------------------------------------
                                                                           378,467      1,377,671                  -
Return of capital                                                                -              -                  -
                                                                     ------------------------------------------------
                                                                     $     378,467   $  1,377,671   $              -

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $     441,488   $  1,803,205   $        137,802
Long-term capital gains                                                          -              -                  -
                                                                     ------------------------------------------------
                                                                           441,488      1,803,205            137,802
Return of capital                                                                -              -                  -
                                                                     ------------------------------------------------
                                                                     $     441,488   $  1,803,205   $        137,802

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $      23,634   $        978   $              -
Accumulated capital gain (loss)                                        (28,175,446)   (17,932,544)       (24,867,545)
Unrealized appreciation (depreciation)                                  18,184,582     24,321,641         56,770,406
Other cumulative effect of timing differences                                    -        (10,019)            27,187
                                                                     ------------------------------------------------
                                                                     $  (9,967,230)  $  6,380,056   $     31,930,048
=====================================================================================================================
                                                                     INTERNATIONAL    HIGH YIELD      INTERMEDIATE
                                                                         EQUITY          BOND         FIXED-INCOME
---------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED, DECEMBER 31, 2005, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $     223,922   $  4,016,780   $      3,200,264
Long-term capital gains                                                          -              -            182,466
                                                                     ------------------------------------------------
                                                                           223,922      4,016,780          3,382,730
Return of capital                                                                -              -                  -
                                                                     ------------------------------------------------
                                                                     $     223,922   $  4,016,780   $      3,382,730

FOR THE YEAR ENDED, DECEMBER 31, 2006, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $     707,226   $  4,156,577   $      3,544,698
Long-term capital gains                                                          -              -                  -
                                                                     ------------------------------------------------
                                                                           707,226      4,156,577          3,544,698
Return of capital                                                                -              -                  -
                                                                     ------------------------------------------------
                                                                     $     707,226   $  4,156,577   $      3,544,698

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $     144,996   $     21,895   $         29,933
Accumulated capital gain (loss)                                         (1,214,963)    (2,046,407)        (1,493,729)
Unrealized appreciation (depreciation)                                  30,485,203      1,592,847         (1,702,316)
Other cumulative effect of timing differences                              (41,814)        (4,428)                 -
                                                                     ------------------------------------------------
                                                                     $  29,373,422   $   (436,093)  $     (3,166,112)
=====================================================================================================================

The International Equity Fund elected to defer to the year ended December 31, 2007, approximately $51,991 of foreign currency losses incurred during the period from November 1, 2006 to December 31, 2006. Intermediate Fixed-Income Fund elected to defer to the year ending December 31, 2007, approximately $14,282 of capital losses incurred during the period from November 1, 2006 to December 31, 2006.

--------------------------------------------------------------------------------
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

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     SHORT-INTERMEDIATE        MORTGAGE       LIMITED DURATION
                                                                        FIXED-INCOME          SECURITIES       U.S. GOVERNMENT
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $        3,199,418   $       6,399,835   $      1,641,964
Long-term capital gains                                                               -             145,024                  -
                                                                     ----------------------------------------------------------
                                                                              3,199,418           6,544,859          1,641,964
Return of capital                                                                     -                   -                  -
                                                                     ----------------------------------------------------------
                                                                     $        3,199,418   $       6,544,859   $      1,641,964

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $        5,419,630   $       4,767,808   $      2,075,569
Long-term capital gains                                                               -                   -                  -
                                                                     ----------------------------------------------------------
                                                                              5,419,630           4,767,808          2,075,569
Return of capital                                                                     -                   -                  -
                                                                     ----------------------------------------------------------
                                                                     $        5,419,630   $       4,767,808   $      2,075,569

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $           65,509   $           2,648   $          2,291
Accumulated capital gain (loss)                                              (2,602,205)         (4,934,014)          (291,332)
Unrealized appreciation (depreciation)                                       (2,144,348)           (225,757)          (126,767)
Other cumulative effect of timing differences                                         -             (38,051)                 -
                                                                     ----------------------------------------------------------
                                                                     $       (4,681,044)  $      (5,195,174)  $       (415,808)

===============================================================================================================================
                                                                       U.S. GOVERNMENT                         INCOME & GROWTH
                                                                            MONEY         INCOME ALLOCATION       ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $       32,297,624   $         512,138   $        706,287
Long-term capital gains                                                               -               7,191             16,196
                                                                     ----------------------------------------------------------
                                                                             32,297,624             519,329            722,483
Return of capital                                                                     -                   -                  -
                                                                     ----------------------------------------------------------
                                                                     $       32,297,624   $         519,329   $        722,483

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $       54,609,456   $         769,918   $      1,043,989
Long-term capital gains                                                               -                   -             10,744
                                                                     ----------------------------------------------------------
                                                                             54,609,456             769,918          1,054,733
Return of capital                                                                     -                   -                  -
                                                                     ----------------------------------------------------------
                                                                     $       54,609,456   $         769,918   $      1,054,733

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $                -   $           7,536   $         10,327
Accumulated capital gain (loss)                                                       -             (69,201)          (141,751)
Unrealized appreciation (depreciation)                                                -            (286,463)         3,229,745
Other cumulative effect of timing differences                                         -                   -                  -
                                                                     ----------------------------------------------------------
                                                                     $                -   $        (348,128)  $      3,098,321
===============================================================================================================================

Short-Intermediate Fixed-Income Fund, Limited Duration U.S. Government Fund, and Income Allocation Fund elected to defer to the year ended December 31, 2007, approximately $3,394, $9,131, and $38, respectively, of capital losses incurred during the period November 1, 2006 to December 31, 2006.

--------------------------------------------------------------------------------
94               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       GROWTH &                      AGGRESSIVE
                                                                       BALANCED         INCOME          GROWTH         GROWTH
                                                                      ALLOCATION      ALLOCATION      ALLOCATION     ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $  1,192,648    $  1,503,893    $    746,429   $     33,249
Long-term capital gains                                                         -          49,254               -              -
                                                                     ------------------------------------------------------------
                                                                        1,192,648       1,553,147         746,429         33,249
Return of capital                                                               -               -               -              -
                                                                     ------------------------------------------------------------
                                                                     $  1,192,648    $  1,553,147    $    746,429   $     33,249

FOR THE YEAR ENDED DECEMBER 31, 2006, DISTRIBUTIONS DECLARED FROM:
Ordinary income                                                      $  2,022,328    $  2,331,316    $  1,068,541   $    133,009
Long-term capital gains                                                       348           1,343               -              -
                                                                     ------------------------------------------------------------
                                                                        2,022,676       2,332,659       1,068,541        133,009
Return of capital                                                               -               -               -              -
                                                                     ------------------------------------------------------------
                                                                     $  2,022,676    $  2,332,659    $  1,068,541   $    133,009

AS OF DECEMBER 31, 2006, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
Undistributed ordinary income                                        $     22,107    $      8,984    $    131,675   $     75,138
Accumulated capital gain (loss)                                          (358,991)       (450,628)              -           (188)
Unrealized appreciation (depreciation)                                 13,440,927      23,047,714      26,938,965     15,150,342
Other cumulative effect of timing differences                                   -               -               -              -
                                                                     ------------------------------------------------------------
                                                                     $ 13,104,043    $ 22,606,070    $ 27,070,640   $ 15,225,292
=================================================================================================================================

Aggressive Growth Allocation Fund elected to defer to the year ending December 31, 2007, approximately $188 of capital losses incurred during the period November 1, 2006 to December 31, 2006.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      95

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
9. AFFILIATED COMPANIES |
------------------------- Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

-------------------------------------------------------------------------------------------------------------
                                          PURCHASE       SALES        DIVIDEND        VALUE         VALUE
                                            COST          COST         INCOME        6/30/07       12/31/06
-------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   High Yield Bond                      $ 3,980,000   $         -   $    92,578   $  5,659,722   $  1,808,845
   Intermediate Fixed-Income              2,450,000             -        14,685      2,444,218              -
   Short-Intermediate Fixed Income          495,000     3,560,000       281,575      6,418,197      9,620,257
   Mortgage Securities                    1,820,000             -        29,809      2,634,727        826,665
   U.S. Government Money                    150,000     2,500,000        80,631      1,315,497      3,665,497
                                        ---------------------------------------------------------------------
TOTAL                                   $ 8,895,000   $ 6,060,000   $   499,278   $ 18,472,361   $ 15,921,264

=============================================================================================================
ACCESSOR INCOME & GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                               $   425,000   $   400,000   $     5,922   $  4,375,813   $  4,434,102
   Value                                  1,200,000             -        15,165      4,331,502      2,894,266
   Small to Mid Cap                         755,000       200,000           923      2,194,579      1,491,521
   International Equity                   2,885,000       560,000             -      5,740,776      3,466,170
   High Yield Bond                        2,400,000             -       113,855      4,945,110      2,627,933
   Intermediate Fixed-Income              2,885,000             -        17,656      2,878,376              -
   Short-Intermediate Fixed-Income          360,000     4,800,000       327,955      7,386,756     11,984,264
   Mortgage Securities                    1,470,000       200,000        43,113      2,886,373      1,641,574
   U.S. Government Money                    400,000     2,050,000        77,982      1,862,177      3,512,177
                                        ---------------------------------------------------------------------
TOTAL                                   $12,780,000   $ 8,210,000   $   602,571   $ 36,601,462   $ 32,052,007

=============================================================================================================
ACCESSOR BALANCED ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                               $ 2,400,000   $ 1,700,000   $    28,812   $ 20,634,351   $ 19,501,792
   Value                                  5,920,000             -        70,838     20,662,218     13,546,478
   Small to Mid Cap                       2,840,000             -         4,308     10,242,293      6,754,670
   International Equity                   9,860,000       400,000             -     26,780,582     14,542,926
   High Yield Bond                        7,570,000             -       326,933     15,301,827      7,953,631
   Intermediate Fixed-Income              6,410,000             -        27,841      6,403,899              -
   Short-Intermediate Fixed-Income        1,750,000     8,070,000       772,069     18,096,031     24,805,473
   Mortgage Securities                    3,410,000             -        68,981      6,334,695      2,969,042
   U.S. Government Money                          -             -        82,949      3,500,232      3,500,232
                                        ---------------------------------------------------------------------
TOTAL                                   $40,160,000   $10,170,000   $ 1,382,731   $127,956,128   $ 93,574,244

=============================================================================================================

--------------------------------------------------------------------------------
96               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                              PURCHASE       SALES        DIVIDEND        VALUE         VALUE
                                                COST          COST         INCOME        6/30/07       12/31/06
-----------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                   $   400,000   $ 2,350,000   $    44,092   $ 30,607,170   $ 31,874,297
   Value                                      5,495,000       850,000       109,392     30,639,737     23,937,761
   Small to Mid Cap                           3,340,000       625,000         6,721     16,568,947     12,752,030
   International Equity                      11,930,000     1,700,000             -     38,673,411     24,153,676
   High Yield Bond                            4,125,000       500,000       425,090     14,933,276     11,475,348
   Intermediate Fixed-Income                  5,270,000             -        86,170      6,658,311      1,430,885
   Short-Intermediate Fixed-Income            4,290,000     8,075,000       788,471     21,590,838     25,777,180
   Mortgage Securities                          855,000       200,000        92,032      4,884,786      4,288,748
   U.S. Government Money                              -       500,000        25,262        620,815      1,120,815
                                            ---------------------------------------------------------------------
TOTAL                                       $35,705,000   $14,800,000   $ 1,577,230   $165,177,291   $136,810,740

=================================================================================================================
ACCESSOR GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                   $ 2,355,000   $ 4,330,000   $    53,832   $ 37,200,553   $ 38,372,591
   Value                                      3,915,000             -       133,143     36,242,745     29,625,709
   Small to Mid Cap                           1,305,000             -         7,362     18,028,026     15,274,296
   International Equity                      16,050,000       750,000             -     46,642,246     26,295,283
   High Yield Bond                              965,000             -       299,982      8,635,630      7,786,851
   Short-Intermediate Fixed-Income            1,410,000     4,250,000       256,210      4,815,437      7,787,603
   Mortgage Securities                          125,000             -        27,928      1,397,208      1,289,689
                                            ---------------------------------------------------------------------
TOTAL                                       $26,125,000   $ 9,330,000   $   778,457   $152,961,845   $126,432,022

=================================================================================================================
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
   Growth                                   $ 2,315,000   $ 4,980,000   $    30,756  $  20,966,383   $ 23,097,763
   Value                                      1,775,000             -        78,725     21,198,844     17,838,915
   Small to Mid Cap                             485,000             -         4,434     10,541,614      9,205,765
   International Equity                       9,305,000       450,000             -     27,172,879     15,400,731
   U.S. Government Money                              -             -             -             34             34
                                            ---------------------------------------------------------------------
TOTAL                                       $13,880,000   $ 5,430,000   $   113,915   $ 79,879,754   $ 65,543,208

=================================================================================================================

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      97

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                              2007(8)        2006          2005          2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   26.03     $   24.49     $   23.08     $    20.77     $   17.13     $    22.69

   Net investment income (loss)(1)                  0.05          0.07          0.05           0.13          0.09           0.07
   Net realized and unrealized gain (loss)
      on investments(1)                             0.63          1.54          1.43           2.26          3.65          (5.57)
                                               -------------------------------------------------------------------------------------
Total from investment operations                    0.68          1.61          1.48           2.39          3.74          (5.50)

   Distributions from net investment income        (0.04)        (0.07)        (0.07)         (0.08)        (0.10)         (0.06)
                                               -------------------------------------------------------------------------------------
Total distributions                                (0.04)        (0.07)        (0.07)         (0.08)        (0.10)         (0.06)
                                               -------------------------------------------------------------------------------------
   Redemption fees                                  0.00(5)       0.00(5)       0.00(5)        0.00(5)       0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                 $   26.67     $   26.03     $   24.49     $    23.08     $   20.77     $    17.13
====================================================================================================================================
TOTAL RETURN(2)                                     2.61%         6.56%         6.44%         11.52%        21.90%        (24.26)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 165,502     $ 178,084     $ 133,132     $  113,110     $  94,904     $   95,637
   Ratio of expenses to average net assets(7)       1.18%*        1.20%         1.22%          0.91%         0.83%          0.80%
   Ratio of net investment income (loss) to
      average net assets                            0.37%*        0.29%         0.21%          0.60%         0.49%          0.36%
Portfolio turnover rate                            61.60%       130.94%        97.70%        141.00%        76.58%         66.00%

====================================================================================================================================
INVESTOR CLASS SHARES                           2007(8)         2006          2005          2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   25.49     $   24.00     $   22.65     $    20.42     $   16.84     $    22.29

   Net investment income (loss)(1)                  0.02          0.02         (0.03)          0.01          0.00(5)       (0.03)
   Net realized and unrealized gain (loss)
      on investments(1)                             0.62          1.51          1.41           2.23          3.58          (5.42)
                                               -------------------------------------------------------------------------------------
Total from investment operations                    0.64          1.53          1.38           2.24          3.58          (5.45)

   Distributions from net investment income        (0.02)        (0.04)        (0.03)         (0.01)         0.00(5)           -
                                               -------------------------------------------------------------------------------------
Total distributions                                (0.02)        (0.04)        (0.03)         (0.01)         0.00(5)           -
                                               -------------------------------------------------------------------------------------
   Redemption fees                                     -          0.00(5)       0.00(5)        0.00(5)       0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                 $   26.11     $   25.49     $   24.00     $    22.65     $   20.42     $    16.84
====================================================================================================================================
TOTAL RETURN(2)                                     2.51%         6.36%         6.11%         10.96%        21.28%        (24.45)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   2,270     $   2,293     $   2,682     $    2,687     $   3,319     $    4,498
   Ratio of expenses to average net assets(7)       1.39%*        1.39%         1.54%          1.37%         1.32%          1.25%
   Ratio of net investment income (loss) to
      average net assets                            0.17%*        0.06%        (0.13)%         0.05%         0.00%         (0.13)%
Portfolio turnover rate                            61.60%       130.94%        97.70%        141.00%        76.58%         66.00%

====================================================================================================================================

--------------------------------------------------------------------------------
98               SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                  2007(8)         2006          2005          2004           2003         2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   25.39     $   24.07     $   22.83     $    20.68     $   17.14     $    17.19

   Net investment income (loss)(1)                 (0.08)        (0.17)        (0.18)         (0.07)        (0.10)             -
   Net realized and unrealized gain (loss)
      on investments(1)                             0.62          1.49          1.42           2.22          3.65          (0.05)
                                               -------------------------- ---------------------------------------------------------
Total from investment operations                    0.54          1.32          1.24           2.15          3.55          (0.05)

   Distributions from net investment income            -             -             -              -         (0.01)             -
                                               ------------------------------------------------------------------------------------
Total distributions                                    -             -             -              -         (0.01)             -
                                               ------------------------------------------------------------------------------------
   Redemption fees                                     -          0.00(5)       0.00(5)        0.00(5)       0.00(5)        0.00(5)

NET ASSET VALUE, END OF PERIOD                 $   25.93     $   25.39     $   24.07     $    22.83     $   20.68     $    17.14
===================================================================================================================================
TOTAL RETURN(2)                                     2.13%         5.48%         5.43%         10.40%        20.72%          0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   5,637     $   5,269     $   4,095     $    3,327     $   2,333     $      733
   Ratio of expenses to average net assets(7)       2.16%*        2.20%         2.22%          1.92%         1.83%          0.00%*
   Ratio of net investment income (loss) to
      average net assets                           (0.63)%*      (0.71)%       (0.80)%        (0.35)%       (0.51)%         0.00%*
Portfolio turnover rate                            61.60%       130.94%        97.70%        141.00%        76.58%         66.00%

===================================================================================================================================
A CLASS SHARES                                  2007(8)         2006          2005          2004         2003(4)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   25.89     $   24.40     $   23.02     $    20.75     $   19.22

   Net investment income (loss)(1)                  0.01         (0.01)        (0.03)          0.17          0.00(5)
   Net realized and unrealized gain (loss)
      on investments(1)                             0.62          1.52          1.44           2.13          1.54
                                               ------------------------------------------------------------------------------------
Total from investment operations                    0.63          1.51          1.41           2.30          1.54

   Distributions from net investment income        (0.01)        (0.02)        (0.03)         (0.03)        (0.01)
                                               ------------------------------------------------------------------------------------
Total distributions                                (0.01)        (0.02)        (0.03)         (0.03)        (0.01)
                                               ------------------------------------------------------------------------------------
   Redemption fees                                     -          0.00(5)       0.00(5)        0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                 $   26.51     $   25.89     $   24.40     $    23.02     $   20.75
===================================================================================================================================
TOTAL RETURN(2,6)                                   2.43%         6.20%         6.13%         11.10%         8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     934     $     779     $     746     $      175     $       1
   Ratio of expenses to average net assets(7)       1.51%*        1.55%         1.62%          1.30%         1.52%*
   Ratio of net investment income (loss) to
      average net assets                            0.06%*       (0.05)%       (0.11)%         0.77%         0.00%*
Portfolio turnover rate                            61.60%       130.94%        97.70%        141.00%        76.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Less than $0.005 per share.
(6)   Class A total return does not include the one-time front-end sales charge.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
(8)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      99

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2007(8)         2006           2005       2004         2003          2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   23.94     $    20.86     $   19.93   $  17.58     $   13.62     $  17.88

   Net investment income (loss)(1)                        0.12           0.31          0.27       0.23          0.16         0.15
   Net realized and unrealized gain (loss)
      on investments(1)                                   1.97           3.09          0.93       2.33          3.97        (4.26)
                                                     -------------------------------------------------------------------------------
Total from investment operations                          2.09           3.40          1.20       2.56          4.13        (4.11)

   Distributions from net investment income              (0.10)         (0.32)        (0.27)     (0.21)        (0.17)       (0.15)
                                                     -------------------------------------------------------------------------------
Total distributions                                      (0.10)         (0.32)        (0.27)     (0.21)        (0.17)       (0.15)
                                                     -------------------------------------------------------------------------------
   Redemption fees                                        0.00(5)        0.00(5)          -       0.00(5)       0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                       $   25.93     $    23.94     $   20.86   $  19.93     $   17.58     $  13.62
====================================================================================================================================
TOTAL RETURN(2)                                           8.74%         16.42%         6.09%     14.67%        30.50%      (23.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $ 152,132     $  127,895     $ 109,228   $ 94,222     $  70,232     $ 71,823
   Ratio of gross expenses to average net assets(7)       0.98%*         0.99%         1.00%      0.84%         0.84%        0.87%
   Ratio of net expenses to average net assets(7)         0.98%*         0.99%         0.85%      0.84%         0.84%        0.87%
   Ratio of net investment income to average
      net assets                                          0.98%*         1.40%         1.36%      1.27%         1.08%        0.96%
Portfolio turnover rate                                 107.96%         64.20%        70.01%     88.83%       118.86%      117.49%

====================================================================================================================================
INVESTOR CLASS SHARES                                 2007(8)         2006           2005       2004         2003          2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $   23.97     $    20.88     $   19.95   $  17.57     $   13.64     $  17.88

   Net investment income (loss)(1)                        0.06           0.20          0.21       0.14          0.09         0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                   1.96           3.10          0.93       2.34          3.96        (4.22)
                                                     -------------------------------------------------------------------------------
Total from investment operations                          2.02           3.30          1.14       2.48          4.05        (4.15)

   Distributions from net investment income              (0.04)         (0.21)        (0.21)     (0.10)        (0.12)       (0.09)
                                                     -------------------------------------------------------------------------------
Total distributions                                      (0.04)         (0.21)        (0.21)     (0.10)        (0.12)       (0.09)
                                                     -------------------------------------------------------------------------------
   Redemption fees                                           -           0.00(5)          -       0.00(5)       0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                       $   25.95     $    23.97     $   20.88   $  19.95     $   17.57     $  13.64
====================================================================================================================================
TOTAL RETURN(2)                                           8.43%         15.88%         5.78%     14.13%        29.92%      (23.20)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   2,402     $    2,207     $   2,448   $  2,372     $   2,545     $  2,740
   Ratio of gross expenses to average net assets(7)       1.49%*         1.47%         1.29%      1.30%         1.31%        1.35%
   Ratio of net expenses to average net assets(7)         1.49%*         1.47%         1.14%      1.30%         1.31%        1.35%
   Ratio of net investment income to average
      net assets                                          0.48%*         0.91%         1.06%      0.78%         0.60%        0.46%
Portfolio turnover rate                                 107.96%         64.20%        70.01%     88.83%       118.86%      117.49%

--------------------------------------------------------------------------------
100              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                        2007(8)         2006          2005        2004          2003        2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   23.92     $    20.84     $   19.92   $  17.57     $   13.62     $  13.58

   Net investment income (loss)(1)                           -           0.09          0.07       0.05          0.02            -
   Net realized and unrealized gain (loss)
      on investments(1)                                   1.95           3.09          0.93       2.33          3.95         0.04
                                                     -------------------------------------------------------------------------------
Total from investment operations                          1.95           3.18          1.00       2.38          3.97         0.04

   Distributions from net investment income                  -          (0.10)        (0.08)     (0.03)        (0.02)           -
                                                     -------------------------------------------------------------------------------
Total distributions                                          -          (0.10)        (0.08)     (0.03)        (0.02)           -
                                                     -------------------------------------------------------------------------------
   Redemption fees                                           -           0.00(5)          -       0.00(5)       0.00(5)      0.00(5)

NET ASSET VALUE, END OF PERIOD                       $   25.87     $    23.92     $   20.84   $  19.92     $   17.57     $  13.62
====================================================================================================================================
TOTAL RETURN(2)                                           8.15%         15.31%         5.02%     13.56%        29.20%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   4,088     $    3,831     $   3,314   $  3,020     $   2,283     $    639
   Ratio of gross expenses to average net assets(7)       1.98%*         1.99%         2.00%      1.84%         1.84%        0.00%*
   Ratio of net expenses to average net assets(7)         1.98%*         1.99%         1.85%      1.84%         1.84%        0.00%*
   Ratio of net investment income to average
      net assets                                         (0.02)%*        0.40%         0.36%      0.26%         0.12%        0.00%*
Portfolio turnover rate                                 107.96%         64.20%        70.01%     88.83%       118.86%      117.49%

====================================================================================================================================
A CLASS SHARES                                        2007(8)         2006          2005        2004        2003(4)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $   23.95     $    20.84     $   19.91   $  17.57     $   15.65

   Net investment income (loss)(1)                        0.08           0.25          0.20       0.20          0.01
   Net realized and unrealized gain (loss)
      on investments(1)                                   1.95           3.10          0.93       2.29          1.94
                                                     -------------------------------------------------------------------------------
Total from investment operations                          2.03           3.35          1.13       2.49          1.95

   Distributions from net investment income              (0.06)         (0.24)        (0.20)     (0.15)        (0.03)
                                                     -------------------------------------------------------------------------------
Total distributions                                      (0.06)         (0.24)        (0.20)     (0.15)        (0.03)
                                                     -------------------------------------------------------------------------------
   Redemption fees                                           -           0.00(5)          -       0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                       $   25.92     $    23.95     $   20.84   $  19.91     $   17.57
====================================================================================================================================
TOTAL RETURN(2,6)                                         8.68%         16.00%         5.72%     14.24%        12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $     333     $      160     $   1,096   $  1,075     $       2
   Ratio of gross expenses to average net assets(7)       1.18%*         1.35%         1.34%      1.18%         1.69%*
   Ratio of net expenses to average net assets(7)         1.18%*         1.35%         1.19%      1.18%         1.69%*
   Ratio of net investment income (loss) to
      average net assets                                  0.60%*         1.05%         1.00%      1.00%         0.34%*
Portfolio turnover rate                                 107.96%         64.20%        70.01%     88.83%       118.86%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Less than $0.005 per share
(6)   Class A total return does not include the one-time front-end sales charge.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
(8)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     101

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                              2007(8)         2006           2005         2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   32.06     $    28.20     $   24.96     $  21.00     $   14.62     $    17.14

   Net investment income (loss)(1)                    0.03           0.05          0.03        (0.02)         0.03          (0.01)
   Net realized and unrealized gain (loss)
      on investments(1)                               2.88           3.83          3.21         3.98          6.38          (2.51)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                      2.91           3.88          3.24         3.96          6.41          (2.52)

   Distributions from net investment income          (0.01)         (0.02)            -         0.00(6)      (0.03)             -
                                                 -----------------------------------------------------------------------------------
Total distributions                                  (0.01)         (0.02)            -         0.00(6)      (0.03)             -
                                                 -----------------------------------------------------------------------------------
   Redemption fees                                    0.00(6)        0.00(6)       0.00(6)      0.00(6)       0.00(6)        0.00(6)

NET ASSET VALUE, END OF PERIOD                   $   34.96     $    32.06     $   28.20     $  24.96     $   21.00     $    14.62
====================================================================================================================================
TOTAL RETURN(2)                                       9.09%         13.75%        12.98%       18.86%        43.91%        (14.70)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $ 332,353     $  288,277     $ 155,235     $163,878     $ 134,782     $  108,628
   Ratio of expenses to average net assets(7)         1.19%*         1.22%         1.26%        1.20%         1.24%          1.13%
   Ratio of net investment income (loss) to
      average net assets                              0.20%*         0.18%         0.13%       (0.09)%        0.20%         (0.03)%
Portfolio turnover rate                              23.97%         37.24%        41.64%       46.31%        47.88%         44.59%

====================================================================================================================================
INVESTOR CLASS SHARES                             2007(8)         2006           2005         2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $   30.84     $    27.24     $   24.20     $  20.46     $   14.28     $    16.80

Net investment income (loss)(1)                      (0.04)         (0.08)        (0.06)       (0.12)        (0.04)         (0.08)
   Net realized and unrealized gain (loss)
      on investments(1)                               2.77           3.68          3.10         3.86          6.22          (2.44)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                      2.73           3.60          3.04         3.74          6.18          (2.52)

   Distributions from net investment income              -              -             -            -             -              -
                                                 -----------------------------------------------------------------------------------
Total distributions                                      -              -             -            -             -              -
                                                 -----------------------------------------------------------------------------------
   Redemption fees                                    0.00(6)        0.00(6)       0.00(6)      0.00(6)       0.00(6)        0.00(6)

NET ASSET VALUE, END OF PERIOD                   $   33.57     $    30.84     $   27.24     $  24.20     $   20.46     $    14.28
====================================================================================================================================
TOTAL RETURN(2)                                       8.85%         13.22%        12.56%       18.28%        43.28%        (15.00)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $   5,804     $    4,396     $   4,028     $  3,414     $   3,148     $    3,157
   Ratio of expenses to average net assets(7)         1.65%*         1.68%         1.64%        1.67%         1.72%          1.52%
   Ratio of net investment loss to average
      net assets                                     (0.25)%*       (0.29)%       (0.24)%      (0.56)%       (0.26)%        (0.53)%
Portfolio turnover rate                              23.97%         37.24%        41.64%       46.31%        47.88%         44.59%

--------------------------------------------------------------------------------
102              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                   2007(8)         2006           2005           2004          2003         2002(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    30.88     $    27.43     $    24.52     $    20.84     $   14.62     $  14.56

   Net investment income (loss)(1)                  (0.13)         (0.24)         (0.21)         (0.23)        (0.15)           -
   Net realized and unrealized gain (loss)
      on investments(1)                              2.78           3.69           3.12           3.91          6.37         0.06
                                               -------------------------------------------------------------------------------------
Total from investment operations                     2.65           3.45           2.91           3.68          6.22         0.06

   Distributions from net investment income             -              -              -              -             -            -
                                               -------------------------------------------------------------------------------------
Total distributions                                     -              -              -              -             -            -
                                               -------------------------------------------------------------------------------------
   Redemption fees                                      -           0.00(6)        0.00(6)        0.00(6)       0.00(6)      0.00(6)

NET ASSET VALUE, END OF PERIOD                 $    33.53     $    30.88     $    27.43     $    24.52     $   20.84     $  14.62
====================================================================================================================================
TOTAL RETURN(2)                                      8.58%         12.58%         11.87%         17.66%        42.54%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $    3,619     $    3,272     $    2,617     $    2,439     $   2,221     $    503
   Ratio of expenses to average net assets(7)        2.18%*         2.22%          2.27%          2.20%         2.23%        0.00%*
   Ratio of net investment loss to average
      net assets                                    (0.80)%*       (0.82)%        (0.84)%        (1.09)%       (0.87)%       0.00%*
Portfolio turnover rate                             23.97%         37.24%         41.64%         46.31%        47.88%       44.59%

====================================================================================================================================
A CLASS SHARES                                   2007(8)         2006           2005           2004         2003(4)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    31.67     $    27.94     $    24.83     $    20.98     $   18.34

   Net investment income (loss)(1)                   0.09          (0.05)         (0.05)         (0.10)        (0.02)
   Net realized and unrealized gain (loss)
      on investments(1)                              2.74           3.78           3.16           3.95          2.66
                                               -------------------------------------------------------------------------------------
Total from investment operations                     2.83           3.73           3.11           3.85          2.64

   Distributions from net investment income         (0.01)             -              -              -             -
                                               -------------------------------------------------------------------------------------
Total distributions                                 (0.01)             -              -              -             -
                                               -------------------------------------------------------------------------------------
   Redemption fees                                      -           0.00(6)        0.00(6)        0.00(6)       0.00(6)

NET ASSET VALUE, END OF PERIOD                 $    34.49     $    31.67     $    27.94     $    24.83     $   20.98
====================================================================================================================================
TOTAL RETURN(2,5)                                    8.90%         13.39%         12.53%         18.35%        14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $    5,876     $      354     $      704     $      622     $       1
   Ratio of expenses to average net assets(7)        1.19%*         1.57%          1.62%          1.55%         1.82%*
   Ratio of net investment loss to average
      net assets                                     0.55%*        (0.17)%        (0.21)%        (0.42)%       (0.36)%*
Portfolio turnover rate                             23.97%         37.24%         41.64%         46.31%        47.88%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   Less than $0.005 per share.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
(8)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     103

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                              2007(8)          2006           2005          2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     22.99     $    17.35     $    15.21     $   12.96     $    9.65    $   11.33

   Net investment income (loss)(1)                     0.32           0.10           0.14          0.15          0.12         0.08
   Net realized and unrealized gain (loss)
      on investments(1)                                3.19           5.65           2.04          2.15          3.18        (1.79)
                                                ------------------------------------------------------------------------------------
Total from investment operations                       3.51           5.75           2.18          2.30          3.30        (1.71)

   Distributions from net investment income               -          (0.11)         (0.04)        (0.05)            -            -
                                                ------------------------------------------------------------------------------------
Total distributions                                       -          (0.11)         (0.04)        (0.05)            -            -
                                                ------------------------------------------------------------------------------------
   Redemption fees                                     0.00(7)        0.00(7)        0.00(7)       0.00(7)       0.01         0.03

NET ASSET VALUE, END OF PERIOD                  $     26.50     $    22.99     $    17.35     $   15.21     $   12.96    $    9.65
====================================================================================================================================
TOTAL RETURN(2)                                       15.27%         33.13%         14.33%        17.76%        34.30%      (14.83)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   246,112     $  152,545     $  100,146     $  87,790     $  69,059    $  59,362
   Ratio of expenses to average net assets(6)          1.38%*         1.44%          1.41%         1.24%         1.36%        1.43%
   Ratio of net investment income (loss) to
      average net assets                               2.60%*         0.53%          0.89%         1.09%         1.17%        0.75%
Portfolio turnover rate                               29.50%         93.54%        127.58%        15.91%        21.84%      107.71%

====================================================================================================================================
INVESTOR CLASS SHARES                             2007(8)          2006           2005          2004           2003         2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $     22.32     $    16.85     $    14.79     $   12.61     $    9.43    $   11.11

   Net investment income (loss)(1)                     0.31           0.03           0.10          0.09          0.08         0.02
   Net realized and unrealized gain (loss)
      on investments(1)                                3.03           5.46           1.96          2.09          3.09        (1.73)
                                                ------------------------------------------------------------------------------------
Total from investment operations                       3.34           5.49           2.06          2.18          3.17        (1.71)

   Distributions from net investment income               -          (0.02)             -             -             -            -
                                                ------------------------------------------------------------------------------------
Total distributions                                       -          (0.02)             -             -             -            -
                                                ------------------------------------------------------------------------------------
   Redemption fees                                        -           0.00(7)        0.00(7)       0.00(7)       0.01         0.03

NET ASSET VALUE, END OF PERIOD                  $     25.66     $    22.32     $    16.85     $   14.79     $   12.61    $    9.43
====================================================================================================================================
TOTAL RETURN(2)                                       14.96%         32.59%         13.93%        17.29%        33.72%      (15.12)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     5,273     $    1,746     $    1,200     $   1,159     $   1,272    $   1,444
   Ratio of expenses to average net assets(6)          1.78%*         1.92%          1.68%         1.69%         1.83%        1.96%
   Ratio of net investment income (loss) to
      average net assets                               2.61%*         0.18%          0.65%         0.67%         0.76%        0.22%
Portfolio turnover rate                               29.50%         93.54%        127.58%        15.91%        21.84%      107.71%

--------------------------------------------------------------------------------
104              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                   2007(8)          2006           2005          2004          2003        2002(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     22.33     $    16.94     $    14.97     $   12.83     $    9.64    $    9.54

   Net investment income (loss)(1)                    0.19          (0.09)         (0.02)         0.01          0.01            -
   Net realized and unrealized gain (loss)
      on investments(1)                               3.09           5.48           1.99          2.13          3.17         0.10
                                               -------------------------------------------------------------------------------------
Total from investment operations                      3.28           5.39           1.97          2.14          3.18         0.10

   Distributions from net investment income              -              -              -             -             -            -
                                               -------------------------------------------------------------------------------------
Total distributions                                      -              -              -             -             -            -
                                               -------------------------------------------------------------------------------------
   Redemption fees                                    0.00(7)        0.00(7)        0.00(7)       0.00(7)       0.01         0.00(7)

NET ASSET VALUE, END OF PERIOD                 $     25.61     $    22.33     $    16.94     $   14.97     $   12.83    $    9.64
====================================================================================================================================
TOTAL RETURN(2)                                      14.69%         31.82%         13.16%        16.68%        33.09%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     6,724     $    5,095     $    2,392     $   1,748     $   1,113    $     635
   Ratio of expenses to average net assets(6)         2.39%*         2.41%          2.41%         2.24%         2.36%        0.00%*
   Ratio of net investment income (loss) to
      average net assets                              1.63%*        (0.48)%        (0.12)%        0.10%         0.09%        0.00%*
Portfolio turnover rate                              29.50%         93.54%        127.58%        15.91%        21.84%      107.71%

====================================================================================================================================
A CLASS SHARES                                   2007(8)          2006           2005          2004         2003(4)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $     22.87     $    17.27     $    15.17     $   12.94     $   11.18

   Net investment income (loss)(1)                    0.38           0.05           0.08          0.15         (0.03)
   Net realized and unrealized gain (loss)
      on investments(1)                               3.04           5.60           2.02          2.11          1.79
                                               -------------------------------------------------------------------------------------
Total from investment operations                      3.42           5.65           2.10          2.26          1.76

   Distributions from net investment income              -          (0.05)             -         (0.03)            -
                                               -------------------------------------------------------------------------------------
Total distributions                                      -          (0.05)             -         (0.03)            -
                                               -------------------------------------------------------------------------------------
   Redemption fees                                    0.02           0.00(7)        0.00(7)       0.00(7)       0.00(7)

NET ASSET VALUE, END OF PERIOD                 $     26.31     $    22.87     $    17.27     $   15.17     $   12.94
====================================================================================================================================
TOTAL RETURN(2,5)                                    15.04%         32.73%         13.84%        17.45%        15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $    11,165     $      709     $      521     $     360     $       1
   Ratio of expenses to average net assets(6)         1.09%*         1.90%          1.77%         1.56%         1.85%*
   Ratio of net investment income (loss) to
      average net assets                              3.05%*         0.22%          0.50%         1.01%        (1.11)%*
Portfolio turnover rate                              29.50%         93.54%        127.58%        15.91%        21.84%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   Less than $0.005 per share
(8)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     105

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2007(8)        2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.01      $  10.72      $  11.31      $  11.18      $   9.86      $  10.61

   Net investment income (loss)(1)                    0.40          0.80          0.82          0.89          0.94          0.89
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.13)         0.31         (0.58)         0.12          1.33         (0.75)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      0.27          1.11          0.24          1.01          2.27          0.14

   Distributions from net investment income          (0.40)        (0.82)        (0.83)        (0.88)        (0.96)        (0.89)
                                                  ---------------------------------------------------------------------------------
Total distributions                                  (0.40)        (0.82)        (0.83)        (0.88)        (0.96)        (0.89)
                                                  ---------------------------------------------------------------------------------
   Redemption fees                                       -          0.00(7)       0.00(7)       0.00(7)       0.01          0.00(7)

NET ASSET VALUE, END OF PERIOD                    $  10.88      $  11.01      $  10.72      $  11.31      $  11.18      $   9.86
===================================================================================================================================
TOTAL RETURN(2)                                       2.41%        10.82%         2.20%         9.49%        24.24%         1.42%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $ 81,246      $ 59,931      $ 50,311      $ 50,920      $ 51,918      $ 57,341
   Ratio of expenses to average net assets(6)         0.94%*        0.90%         0.93%         0.83%         0.95%         0.92%
   Ratio of net investment income to average
      net assets                                      7.23%*        7.52%         7.51%         8.00%         8.99%         8.89%
Portfolio turnover rate                              49.20%        87.80%        62.75%        75.03%       154.85%       108.29%

===================================================================================================================================
INVESTOR CLASS SHARES                              2007(8)        2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  11.01      $  10.73      $  11.30      $  11.18      $   9.86      $  10.61

   Net investment income (loss)(1)                    0.38          0.82          0.78          0.84          0.83          0.84
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.12)         0.28         (0.55)         0.11          1.40         (0.75)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      0.26          1.10          0.23          0.95          2.23          0.09

   Distributions from net investment income          (0.39)        (0.82)        (0.80)        (0.83)        (0.91)        (0.84)
                                                  ---------------------------------------------------------------------------------
Total distributions                                  (0.39)        (0.82)        (0.80)        (0.83)        (0.91)        (0.84)
                                                  ---------------------------------------------------------------------------------
Redemption fees                                          -          0.00(7)       0.00(7)       0.00(7)       0.00(7)       0.00(7)

NET ASSET VALUE, END OF PERIOD                    $  10.88      $  11.01      $  10.73      $  11.30      $  11.18      $   9.86
===================================================================================================================================
TOTAL RETURN(2)                                       2.32%        10.71%         2.11%         8.95%        23.60%         1.02%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  1,812      $    498      $    471      $  1,277      $    276      $  1,157
   Ratio of expenses to average net assets(6)         1.17%*        0.91%         1.22%         1.28%         1.44%         1.44%
   Ratio of net investment income to average
      net assets                                      7.04%*        7.54%         7.29%         7.47%         8.51%         8.12%
Portfolio turnover rate                              49.20%        87.80%        62.75%        75.03%       154.85%       108.29%

--------------------------------------------------------------------------------
106              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2007(8)        2006          2005          2004          2003         2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  10.99      $  10.71      $  11.29      $  11.17      $   9.86      $   9.86

   Net investment income (loss)(1)                    0.35          0.70          0.71          0.77          0.84             -
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.14)         0.29         (0.57)         0.13          1.32             -
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      0.21          0.99          0.14          0.90          2.16             -

   Distributions from net investment income          (0.34)        (0.71)        (0.72)        (0.78)        (0.86)            -
                                                  ---------------------------------------------------------------------------------
Total distributions                                  (0.34)        (0.71)        (0.72)        (0.78)        (0.86)            -
                                                  ---------------------------------------------------------------------------------
   Redemption fees                                       -          0.00(7)       0.00(7)       0.00(7)       0.01          0.00(7)

NET ASSET VALUE, END OF PERIOD                    $  10.86      $  10.99      $  10.71      $  11.29      $  11.17      $   9.86
===================================================================================================================================
TOTAL RETURN(2)                                       1.89%         9.65%         1.29%         8.39%        22.95%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  1,316      $  1,804      $  1,565      $  1,935      $  1,224      $    524
   Ratio of expenses to average net assets(6)         1.91%*        1.90%         1.93%         1.83%         1.97%         0.00%*
   Ratio of net investment income to average
      net assets                                      6.24%*        6.53%         6.51%         6.99%         7.96%         0.00%*
Portfolio turnover rate                              49.20%        87.80%        62.75%        75.03%       154.85%       108.29%

===================================================================================================================================
A CLASS SHARES                                     2007(8)        2006          2005          2004         2003(4)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  11.00      $  10.72      $  11.30      $  11.17      $  10.77

   Net investment income (loss)(1)                    0.37          0.77          0.79          0.86          0.22
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.11)         0.30         (0.57)         0.13          0.42
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      0.26          1.07          0.22          0.99          0.64

   Distributions from net investment income          (0.39)        (0.79)        (0.80)        (0.86)        (0.24)
                                                  ---------------------------------------------------------------------------------
Total distributions                                  (0.39)        (0.79)        (0.80)        (0.86)        (0.24)
                                                  ---------------------------------------------------------------------------------
   Redemption fees                                       -          0.00(7)       0.00(7)       0.00(7)       0.00(7)

NET ASSET VALUE, END OF PERIOD                    $  10.87      $  11.00      $  10.72      $  11.30      $  11.17
===================================================================================================================================
TOTAL RETURN(2,5)                                     2.30%        10.44%         2.05%         9.25%         5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  1,326      $    158      $    144      $    136      $     15
   Ratio of expenses to average net assets(6)         1.38%*        1.16%         1.18%         1.07%         1.15%*
   Ratio of net investment income (loss) to
      average net assets                              6.87%*        7.27%         7.28%         7.70%         8.82%*
Portfolio turnover rate                              49.20%        87.80%        62.75%        75.03%       154.85%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   Less than $0.005 per share
(8)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     107

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                               2007(7)        2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.24      $  11.64      $  11.91      $  12.13      $  12.45      $  11.89

   Net investment income (loss)(1)                    0.43          0.79          0.63          0.60          0.55          0.64
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.39)        (0.38)        (0.20)        (0.14)         0.06          0.71
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      0.04          0.41          0.43          0.46          0.61          1.35

   Distributions from net investment income          (0.42)        (0.81)        (0.66)        (0.59)        (0.57)        (0.64)
   Distributions from capital gains                      -             -         (0.04)        (0.09)        (0.36)        (0.15)
                                                  ---------------------------------------------------------------------------------
Total distributions                                  (0.42)        (0.81)        (0.70)        (0.68)        (0.93)        (0.79)
                                                  ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $  10.86      $  11.24      $  11.64      $  11.91      $  12.13      $  12.45
===================================================================================================================================
TOTAL RETURN(2)                                       0.37%         3.73%         3.69%         3.88%         4.93%        11.70%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $ 55,516      $ 36,331      $ 56,312      $ 51,548      $ 37,099      $ 50,283
   Ratio of expenses to average net assets(6)         0.83%*        0.73%         0.73%         0.87%         0.74%         0.67%
   Ratio of net investment income to average
      net assets                                      7.85%*        6.90%         5.36%         5.04%         4.46%         5.26%
Portfolio turnover rate                              23.96%       102.65%        93.26%       125.84%       105.58%        93.56%

===================================================================================================================================
INVESTOR CLASS SHARES                              2007(7)        2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $  11.23      $  11.63      $  11.91      $  12.13      $  12.45      $  11.89

   Net investment income (loss)(1)                    0.40          0.75          0.61          0.53          0.50          0.58
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.37)        (0.39)        (0.22)        (0.13)         0.04          0.71
                                                  ---------------------------------------------------------------------------------
Total from investment operations                      0.03          0.36          0.39          0.40          0.54          1.29

   Distributions from net investment income          (0.40)        (0.76)        (0.63)        (0.53)        (0.50)        (0.58)
   Distributions from capital gains                      -             -         (0.04)        (0.09)        (0.36)        (0.15)
                                                  ---------------------------------------------------------------------------------
Total distributions                                  (0.40)        (0.76)        (0.67)        (0.62)        (0.86)        (0.73)
                                                  ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $  10.86      $  11.23      $  11.63      $  11.91      $  12.13      $  12.45
===================================================================================================================================
TOTAL RETURN(2)                                       0.24%         3.30%         3.36%         3.37%         4.41%        11.15%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  6,474      $  1,646      $  1,552      $    982      $  6,745      $  7,575
   Ratio of expenses to average net assets(6)         1.30%*        1.15%         0.97%         1.38%         1.24%         1.16%
   Ratio of net investment income to average
      net assets                                      7.29%*        6.64%         5.12%         4.23%         3.96%         4.77%
Portfolio turnover rate                              23.96%       102.65%        93.26%       125.84%       105.58%        93.56%

--------------------------------------------------------------------------------
108              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                     2007(7)        2006          2005          2004          2003         2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.23      $  11.63      $  11.91      $  12.12      $  12.45      $  12.47

   Net investment income (loss)(1)                    0.39          0.70          0.52          0.47          0.43             -
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.41)        (0.40)        (0.22)        (0.12)         0.05         (0.02)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                     (0.02)         0.30          0.30          0.35          0.48         (0.02)

   Distributions from net investment income          (0.35)        (0.70)        (0.54)        (0.47)        (0.45)            -
   Distributions from capital gains                      -             -         (0.04)        (0.09)        (0.36)            -
                                                  ---------------------------------------------------------------------------------
Total distributions                                  (0.35)        (0.70)        (0.58)        (0.56)        (0.81)            -
                                                  ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $  10.86      $  11.23      $  11.63      $  11.91      $  12.12      $  12.45
===================================================================================================================================
TOTAL RETURN(2)                                      (0.21)%        2.76%         2.59%         2.95%         3.86%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $    840      $  5,119      $    846      $    865      $  1,320      $    621
   Ratio of expenses to average net assets(6)         1.70%*        1.74%         1.73%         1.87%         1.76%         0.00%*
   Ratio of net investment income to average
      net assets                                      6.70%*        6.08%         4.37%         3.96%         3.44%         0.00%*
Portfolio turnover rate                              23.96%       102.65%        93.26%       125.84%       105.58%        93.56%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     109

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                2007(7)        2006          2005          2004          2003         2002
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   11.62     $   11.76     $   11.98     $   12.18     $  12.34     $  12.12

   Net investment income (loss)(1)                     0.35          0.57          0.46          0.45         0.43         0.56
   Net realized and unrealized gain (loss)
     on investments(1)                                (0.16)        (0.13)        (0.18)        (0.19)       (0.16)        0.22
                                                  --------------------------------------------------------------------------------
Total from investment operations                       0.19          0.44          0.28          0.26         0.27         0.78

   Distributions from net investment income           (0.35)        (0.58)        (0.50)        (0.46)       (0.43)       (0.56)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.35)        (0.58)        (0.50)        (0.46)       (0.43)       (0.56)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   11.46     $   11.62     $   11.76     $   11.98     $  12.18     $  12.34
==================================================================================================================================
TOTAL RETURN(2)                                        1.66%         3.86%         2.38%         2.16%        2.19%        6.64%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  87,969     $ 107,195     $  95,933     $  68,402     $ 80,613     $ 42,639
   Ratio of expenses to average net assets(6)          0.70%*        0.71%         0.73%         0.64%        0.63%        0.64%
   Ratio of net investment income to average
     net assets                                        6.02%*        4.86%         3.99%         3.70%        3.54%        4.62%
Portfolio turnover rate                               29.69%        52.95%        42.14%        74.14%       86.10%       50.96%

==================================================================================================================================
INVESTOR CLASS SHARES                               2007(7)        2006          2005          2004          2003         2002
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   11.62     $   11.76     $   11.98     $   12.18     $  12.34     $  12.11

   Net investment income (loss)(1)                     0.32          0.54          0.43          0.38         0.39         0.50
   Net realized and unrealized gain (loss)
     on investments(1)                                (0.16)        (0.12)        (0.20)        (0.18)       (0.18)        0.23
                                                  --------------------------------------------------------------------------------
Total from investment operations                       0.16          0.42          0.23          0.20         0.21         0.73

   Distributions from net investment income           (0.33)        (0.56)        (0.45)        (0.40)       (0.37)       (0.50)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.33)        (0.56)        (0.45)        (0.40)       (0.37)       (0.50)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   11.45     $   11.62     $   11.76     $   11.98     $  12.18     $  12.34
==================================================================================================================================
TOTAL RETURN(2)                                        1.36%         3.68%         2.02%         1.71%        1.74%        6.21%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $     659     $     729     $   1,261     $   1,730     $  6,968     $  7,453
   Ratio of expenses to average net assets(6)          1.15%*        0.87%         1.06%         1.08%        1.11%        1.12%
   Ratio of net investment income to average
     net assets                                        5.57%*        4.68%         3.65%         2.99%        3.15%        4.13%
Portfolio turnover rate                               29.69%        52.95%        42.14%        74.14%       86.10%       50.96%

--------------------------------------------------------------------------------
110              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                      2007(7)       2006          2005          2004          2003         2002(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   11.60     $   11.75     $   11.97     $   12.17     $  12.33     $  12.34

   Net investment income (loss)(1)                     0.29          0.42          0.36          0.34         0.30            -
   Net realized and unrealized gain (loss)
     on investments(1)                                (0.15)        (0.11)        (0.20)        (0.19)       (0.16)       (0.01)
                                                  --------------------------------------------------------------------------------
Total from investment operations                       0.14          0.31          0.16          0.15         0.14        (0.01)

   Distributions from net investment income           (0.30)        (0.46)        (0.38)        (0.35)       (0.30)           -
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.30)        (0.46)        (0.38)        (0.35)       (0.30)           -
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   11.44     $   11.60     $   11.75     $   11.97     $  12.17     $  12.33
==================================================================================================================================
TOTAL RETURN(2)                                        1.18%         2.69%         1.39%         1.21%        1.18%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $   1,033     $   1,290     $   4,176     $   3,782     $  2,739     $    606
   Ratio of expenses to average net assets(6)          1.66%*        1.67%         1.73%         1.65%        1.63%        0.00%*
   Ratio of net investment income to average
     net assets                                        5.02%*        3.85%         2.99%         2.78%        2.48%        0.00%*
Portfolio turnover rate                               29.69%        52.95%        42.14%        74.14%       86.10%       50.96%

==================================================================================================================================
A CLASS SHARES                                      2007(7)        2006          2005          2004         2003(4)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   11.59     $   11.74     $   11.96     $   12.17     $  12.24

   Net investment income (loss)(1)                     0.32          0.56          0.44          0.43         0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                (0.14)        (0.16)        (0.19)        (0.21)       (0.06)
                                                  --------------------------------------------------------------------------------
Total from investment operations                       0.18          0.40          0.25          0.22         0.01

   Distributions from net investment income           (0.34)        (0.55)        (0.47)        (0.43)       (0.08)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.34)        (0.55)        (0.47)        (0.43)       (0.08)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   11.43     $   11.59     $   11.74     $   11.96     $  12.17
==================================================================================================================================
TOTAL RETURN(2,5)                                      1.54%         3.53%         2.13%         1.86%        0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $      97     $      97     $      23     $      22     $      1
   Ratio of expenses to average net assets(6)          0.95%*        0.97%         0.98%         0.99%        1.19%*
   Ratio of net investment income to average
     net assets                                        5.65%*        4.66%         3.75%         3.86%        2.39%*
Portfolio turnover rate                               29.69%        52.95%        42.14%        74.14%       86.10%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     111

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                2007(7)       2006          2005          2004          2003         2002
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   12.21     $   12.39     $   12.65     $   12.69     $  13.00     $  12.69

   Net investment income (loss)(1)                     0.28          0.52          0.45          0.46         0.38         0.60
   Net realized and unrealized gain (loss)
     on investments(1)                                (0.17)        (0.05)        (0.20)         0.02        (0.08)        0.38
                                                  --------------------------------------------------------------------------------
Total from investment operations                       0.11          0.47          0.25          0.48         0.30         0.98

   Distributions from net investment income           (0.25)        (0.58)        (0.49)        (0.45)       (0.36)       (0.61)
   Distributions from capital gains                       -         (0.07)        (0.02)        (0.07)       (0.25)       (0.06)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.25)        (0.65)        (0.51)        (0.52)       (0.61)       (0.67)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   12.07     $   12.21     $   12.39     $   12.65     $  12.69     $  13.00
==================================================================================================================================
TOTAL RETURN(2)                                        0.90%         3.92%         1.96%         3.87%        2.34%        7.90%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $  52,676     $  48,202     $ 158,056     $ 163,913     $159,367     $173,978
   Ratio of expenses to average net assets(6)          0.91%*        1.00%         0.92%         0.81%        0.84%        0.84%
   Ratio of net investment income to average
     net assets                                        4.59%*        4.24%         3.56%         3.65%        2.93%        4.69%
Portfolio turnover rate                              240.59%       578.95%       474.16%       324.40%      425.28%      294.60%

==================================================================================================================================
INVESTOR CLASS SHARES                               2007(7)       2006          2005          2004          2003         2002
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $   12.21     $   12.38     $   12.64     $   12.69     $  13.05     $  12.69

   Net investment income (loss)(1)                     0.26          0.45          0.41          0.40         0.32         0.61
   Net realized and unrealized gain (loss)
     on investments(1)                                (0.18)        (0.03)        (0.20)         0.02        (0.09)        0.33
                                                  --------------------------------------------------------------------------------
Total from investment operations                       0.08          0.42          0.21          0.42         0.23         0.94

   Distributions from net investment income           (0.22)        (0.52)        (0.45)        (0.40)       (0.34)       (0.52)
   Distributions from capital gains                       -         (0.07)        (0.02)        (0.07)       (0.25)       (0.06)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.22)        (0.59)        (0.47)        (0.47)       (0.59)       (0.58)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   12.07     $   12.21     $   12.38     $   12.64     $  12.69     $  13.05
==================================================================================================================================
TOTAL RETURN(2)                                        0.67%         3.55%         1.59%         3.40%        1.80%        7.57%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $   1,238     $     894     $   1,111     $   1,226     $  1,362     $  2,137
   Ratio of expenses to average net assets(6)          1.23%*        1.56%         1.22%         1.29%        1.32%        1.31%
   Ratio of net investment income to average
     net assets                                        4.28%*        3.72%         3.25%         3.16%        2.45%        4.54%
Portfolio turnover rate                              240.59%       578.95%       474.16%       324.40%      425.28%      294.60%

--------------------------------------------------------------------------------
112              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                   2007(7)          2006          2005          2004          2003        2002(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   12.23      $   12.40     $   12.67     $   12.71     $   13.00     $   13.01

   Net investment income (loss)(1)                   0.17           0.38          0.33          0.33          0.25             -
   Net realized and unrealized gain (loss)
      on investments(1)                             (0.12)         (0.03)        (0.21)         0.03         (0.08)        (0.01)
                                                ----------------------------------------------------------------------------------
Total from investment operations                     0.05           0.35          0.12          0.36          0.17         (0.01)

   Distributions from net investment income         (0.19)         (0.45)        (0.37)        (0.33)        (0.24)            -
   Distributions from capital gains                     -          (0.07)        (0.02)        (0.07)        (0.22)            -
                                                ----------------------------------------------------------------------------------
Total distributions                                 (0.19)         (0.52)        (0.39)        (0.40)        (0.46)            -
                                                ----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $   12.09      $   12.23     $   12.40     $   12.67     $   12.71     $   13.00
==================================================================================================================================
TOTAL RETURN(2)                                      0.42%          2.94%         0.90%         2.85%         1.30%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $     851      $     778     $   1,522     $   1,015     $   1,401     $     631
   Ratio of expenses to average net assets(6)        1.85%*         2.10%         1.92%         1.81%         1.85%         0.00%*
   Ratio of net investment income to average
      net assets                                     3.65%*         3.13%         2.58%         2.63%         1.92%         0.00%*
Portfolio turnover rate                            240.59%        578.95%       474.16%       324.40%       425.28%       294.60%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   The effect of any custody credits on this ratio is less than 0.01%.
(7)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     113

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                              2007(5)          2006           2005          2004(3)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.92      $    11.87     $    11.96     $    12.00

   Net investment income (loss)(1)                    0.26            0.43           0.31           0.09
   Net realized and unrealized gain (loss)
      on investments(1)                              (0.02)           0.08          (0.07)         (0.04)
                                                ----------------------------------------------------------
Total from investment operations                      0.24            0.51           0.24           0.05

   Distributions from net investment income          (0.26)          (0.46)         (0.33)         (0.09)
                                                ----------------------------------------------------------
Total distributions                                  (0.26)          (0.46)         (0.33)         (0.09)
                                                ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $    11.90      $    11.92     $    11.87     $    11.96
==========================================================================================================
TOTAL RETURN(2)                                       2.05%           4.36%          2.00%          0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   59,719      $   54,721     $   58,140     $   58,963
   Ratio of expenses to average net assets(4)         0.43%*          0.65%          0.58%          0.57%*
   Ratio of net investment income to average
      net assets                                      4.45%*          3.60%          2.61%          1.66%*
Portfolio turnover rate                              43.50%          40.85%         65.48%         29.46%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Fund commenced operations on July 6, 2004.
(4)   The effect of any custody credits on this ratio is less than 0.01%.
(5)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
114              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2007(8)        2006         2005        2004         2003          2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     1.00    $     1.00   $     1.00  $     1.00   $     1.00    $     1.00

   Net investment income (loss)(1)                         0.02          0.04         0.03        0.01         0.01          0.01
   Net realized and unrealized gain (loss)
      on investments(1)                                       -             -            -           -            -             -
                                                     -------------------------------------------------------------------------------
Total from investment operations                           0.02          0.04         0.03        0.01         0.01          0.01

   Distributions from net investment income               (0.02)        (0.04)       (0.03)      (0.01)       (0.01)        (0.01)
                                                     -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     1.00    $     1.00   $     1.00  $     1.00   $     1.00    $     1.00
====================================================================================================================================
TOTAL RETURN(2)                                            2.38%         4.49%        2.75%       0.93%        0.72%         1.45%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $1,398,354    $1,433,080   $1,266,322  $1,260,063   $1,175,275    $1,249,928
   Ratio of gross expenses to average net assets(7)        0.45%*        0.47%        0.45%       0.46%        0.46%         0.46%
   Ratio of net expenses to average net assets(7)          0.45%*        0.47%        0.45%       0.46%        0.46%         0.46%
   Ratio of net investment income to average
      net assets                                           4.78%*        4.37%        2.68%       0.94%        0.72%         1.43%

====================================================================================================================================
INVESTOR CLASS SHARES                                  2007(8)        2006         2005        2004         2003          2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     1.00    $     1.00   $     1.00  $     1.00   $     1.00    $     1.00

   Net investment income (loss)(1)                         0.02          0.04         0.02        0.01         0.00(5)       0.01
   Net realized and unrealized gain (loss)
      on investments(1)                                       -             -            -           -            -             -
                                                     -------------------------------------------------------------------------------
Total from investment operations                           0.02          0.04         0.02        0.01         0.00(5)       0.01

   Distributions from net investment income               (0.02)        (0.04)       (0.02)      (0.01)        0.00(5)      (0.01)
                                                     -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     1.00    $     1.00   $     1.00  $     1.00   $     1.00    $     1.00
====================================================================================================================================
TOTAL RETURN(2)                                            2.13%         3.97%        2.27%       0.68%        0.35%         0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $   10,459    $    9,286   $    6,355  $   12,689   $   15,832    $   20,228
   Ratio of gross expenses to average net assets(7)        0.95%*        0.98%        0.91%       0.71%        0.85%         0.97%
   Ratio of net expenses to average net assets(7)          0.95%*        0.98%        0.91%       0.71%        0.85%         0.97%
   Ratio of net investment income to average
      net assets                                           4.28%*        3.89%        2.19%       0.63%        0.35%         0.88%

====================================================================================================================================
C CLASS SHARES                                         2007(8)        2006         2005        2004         2003         2002(3)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     1.00    $     1.00   $     1.00  $     1.00   $     1.00    $     1.00

   Net investment income (loss)(1)                         0.02          0.03         0.02        0.01         0.00(5)       0.00(5)
   Net realized and unrealized gain (loss)
      on investments(1)                                       -             -            -           -            -             -
                                                     -------------------------------------------------------------------------------
Total from investment operations                           0.02          0.03         0.02        0.01         0.00(5)       0.00(5)

   Distributions from net investment income               (0.02)        (0.03)       (0.02)      (0.01)        0.00(5)       0.00(5)
                                                     -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                       $     1.00    $     1.00   $     1.00  $     1.00   $     1.00    $     1.00
====================================================================================================================================
TOTAL RETURN(2)                                            1.89%         3.45%        1.91%       0.68%        0.35%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    1,390    $    2,808   $    2,014  $    1,989   $      747    $      302
   Ratio of gross expenses to average net assets(7)        1.44%*        1.47%        1.29%       0.71%        0.81%         0.00%*
   Ratio of net expenses to average net assets(7)          1.44%*        1.47%        1.29%       0.71%        0.81%         0.00%*
   Ratio of net investment income to average
      net assets                                           3.77%*        3.42%        1.88%       0.79%        0.35%         0.00%*

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     115

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

A CLASS SHARES                                          2007(8)          2006           2005           2004          2003(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     1.00      $     1.00     $     1.00     $     1.00     $     1.00

   Net investment income (loss)(1)                          0.03            0.04           0.03           0.01           0.00(5)
   Net realized and unrealized gain (loss)
      on investments(1)                                        -               -              -              -              -
                                                      --------------------------------------------------------------------------
Total from investment operations                            0.03           (0.04)          0.03           0.01           0.00(5)

   Distributions from net investment income                (0.03)          (0.04)         (0.03)         (0.01)          0.00(5)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
================================================================================================================================
TOTAL RETURN(2,6)                                           2.26%           4.27%          2.54%          0.68%          0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $      990      $      290     $      109     $       49     $       10
   Ratio of gross expenses to average net assets(7)         0.71%*          0.70%          0.65%          0.72%          0.71%*
   Ratio of net expenses to average net assets(7)           0.71%*          0.70%          0.65%          0.72%          0.71%*
   Ratio of net investment income to average
      net assets                                            4.54%*          4.30%          2.63%          0.94%          0.40%*

================================================================================================================================
INSTITUTIONAL CLASS SHARES                             2007(8),+
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $     1.00

   Net investment income (loss)(1)                          0.03
   Net realized and unrealized gain (loss)
      on investments(1)                                        -
                                                      --------------------------------------------------------------------------
Total from investment operations                            0.03

   Distributions from net investment income                (0.03)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     1.00
================================================================================================================================
TOTAL RETURN(2,6)                                           2.49%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   43,174
   Ratio of gross expenses to average net assets(7)         0.20%*
   Ratio of net expenses to average net assets(7)           0.20%*
   Ratio of net investment income (loss) to
      average net assets                                    5.03%*

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Less than ($0.005) per share.
(6)   Class A total return does not include the one-time front-end sales charge.
(7)   The effect of any custody credits on this ratio is less than 0.01%.
(8)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized
+     Class commenced operations on January 4, 2007.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
116              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2007(6)       2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.84    $  14.94   $  15.17   $  15.29   $  15.19   $   15.09

   Net investment income (loss)(1)                        0.42        0.73       0.60       0.50       0.53        0.69
   Net realized and unrealized gain (loss) on
      investments(1)                                     (0.22)      (0.10)     (0.23)     (0.09)      0.17        0.14
                                                    --------------------------------------------------------------------
Total from investment operations                          0.20        0.63       0.37       0.41       0.70        0.83

   Distributions from net investment income              (0.42)      (0.73)     (0.59)     (0.49)     (0.53)      (0.69)
   Distributions from capital gains                          -           -      (0.01)     (0.04)     (0.07)      (0.03)
   Distributions from return of capital                      -           -          -          -          -       (0.01)
                                                    --------------------------------------------------------------------
Total distributions                                      (0.42)      (0.73)     (0.60)     (0.53)     (0.60)      (0.73)
                                                    --------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    14.62    $  14.84   $  14.94   $  15.17   $  15.29   $   15.19
========================================================================================================================
TOTAL RETURN(2)                                           1.36%       4.32%      2.38%      2.83%      4.68%       5.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   11,615    $ 10,440   $   8,415  $  7,410   $  7,313   $   9,689
   Ratio of gross expenses to average net assets          0.24%*      0.35%      0.36%      0.42%      0.29%       0.24%
   Ratio of net expenses to average net assets            0.24%*      0.20%      0.20%      0.20%      0.10%       0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      5.69%*      4.76%      3.79%      3.06%      3.30%       4.43%
   Ratio of net investment income to average net
      assets                                              5.69%*      4.91%      3.94%      3.28%      3.49%       4.56%
Portfolio turnover rate                                  34.81%      14.19%     19.91%     33.21%     52.48%      50.44%

========================================================================================================================
INVESTOR CLASS SHARES                                 2007(6)       2006       2005       2004       2003        2002
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $    14.83    $  14.93   $  15.17   $  15.29   $  15.19   $   15.09

   Net investment income (loss)(1)                        0.38        0.65       0.52       0.42       0.46        0.63
   Net realized and unrealized gain (loss)
      on investments(1)                                  (0.21)      (0.10)     (0.23)     (0.08)      0.16        0.13
                                                    --------------------------------------------------------------------
Total from investment operations                          0.17        0.55       0.29       0.34       0.62        0.76

   Distributions from net investment income              (0.39)      (0.65)     (0.52)     (0.42)     (0.45)      (0.62)
   Distributions from capital gains                          -           -      (0.01)     (0.04)     (0.07)      (0.03)
   Distributions from return of capital                      -           -          -          -          -       (0.01)
                                                    --------------------------------------------------------------------
Total distributions                                      (0.39)      (0.65)     (0.53)     (0.46)     (0.52)      (0.66)
                                                    --------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    14.61    $  14.83   $  14.93   $  15.17   $  15.29   $   15.19
========================================================================================================================
TOTAL RETURN(2)                                           1.12%       3.81%      1.92%      2.28%      4.17%       5.16%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    3,472    $  3,037   $  3,399   $  3,266   $  3,015   $   2,840
   Ratio of gross expenses to average net assets          0.74%*      0.83%      0.82%      0.92%      0.79%       0.74%
   Ratio of net expenses to average net assets            0.74%*      0.69%      0.66%      0.70%      0.60%       0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      5.16%*      4.23%      3.32%      2.54%      2.78%       4.05%
   Ratio of net investment income to average net
      assets                                              5.16%*      4.37%      3.48%      2.77%      2.96%       4.18%
Portfolio turnover rate                                  34.81%      14.19%     19.91%     33.21%     52.48%      50.44%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     117

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                        2007(6)       2006         2005     2004       2003      2002(3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    14.81    $  14.91   $  15.15   $  15.28   $  15.18   $   15.19

   Net investment income (loss)(1)                        0.34        0.60       0.44       0.37       0.33           -
   Net realized and unrealized gain (loss)
      on investments(1)                                  (0.22)      (0.12)     (0.23)     (0.11)      0.21       (0.01)
                                                    ---------------------------------------------------------------------
Total from investment operations                          0.12        0.48       0.21       0.26       0.54       (0.01)

   Distributions from net investment income              (0.35)      (0.58)     (0.44)     (0.35)     (0.37)          -
   Distributions from capital gains                          -           -      (0.01)     (0.04)     (0.07)          -
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.35)      (0.58)     (0.45)     (0.39)     (0.44)          -
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    14.58    $  14.81   $  14.91   $  15.15   $  15.28   $   15.18
=========================================================================================================================
TOTAL RETURN(2)                                           0.81%       3.31%      1.38%      1.77%      3.62%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    3,166    $  3,033   $  1,546   $  1,529   $    448   $       1
   Ratio of gross expenses to average net assets          1.24%*      1.40%      1.36%      1.43%      1.29%       0.00%*
   Ratio of net expenses to average net assets            1.24%*      1.20%      1.20%      1.20%      1.10%       0.00%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      4.68%*      3.79%      2.79%      2.20%      2.08%       0.00%*
   Ratio of net investment income to average
      net assets                                          4.68%*      3.99%      2.95%      2.43%      2.27%       0.00%*
Portfolio turnover rate                                  34.81%      14.19%     19.91%     33.21%     52.48%      50.44%

=========================================================================================================================
A CLASS SHARES                                        2007(6)       2006       2005       2004      2003(4)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $    14.84    $  14.92   $  15.17   $  15.29   $  15.32

   Net investment income (loss)(1)                        0.39        0.73       0.56       0.50       0.10
   Net realized and unrealized gain (loss)
      on investments(1)                                  (0.22)      (0.12)     (0.25)     (0.12)      0.04
                                                    ---------------------------------------------------------------------
Total from investment operations                          0.17        0.61       0.31       0.38       0.14

   Distributions from net investment income              (0.40)      (0.69)     (0.55)     (0.46)     (0.10)
   Distributions from capital gains                          -           -      (0.01)     (0.04)     (0.07)
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.40)      (0.69)     (0.56)     (0.50)     (0.17)
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    14.61    $  14.84   $  14.92   $  15.17   $  15.29
=========================================================================================================================
TOTAL RETURN(2,5)                                         1.22%       4.13%      2.06%      2.53%      0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      649    $    617   $    720   $    581   $    150
   Ratio of gross expenses to average net assets          0.55%*      0.54%      0.61%      0.68%      1.11%*
   Ratio of net expenses to average net assets            0.55%*      0.45%      0.45%      0.45%      0.37%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      5.29%*      4.62%      3.57%      2.93%      4.04%*
   Ratio of net investment income to average
      net assets                                          5.29%*      4.71%      3.73%      3.16%      4.78%*
Portfolio turnover rate                                  34.81%      14.19%     19.91%     33.21%     52.48%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
118              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                  2007(6)       2006       2005       2004       2003       2002
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    16.27    $  15.57   $  15.38   $  14.83   $  13.48   $   14.32

   Net investment income (loss)(1)                        0.29        0.56       0.45       0.39       0.40        0.47
   Net realized and unrealized gain (loss)
      on investments(1)                                   0.36        0.71       0.20       0.55       1.40       (0.82)
                                                    ---------------------------------------------------------------------
Total from investment operations                          0.65        1.27       0.65       0.94       1.80       (0.35)

   Distributions from net investment income              (0.29)      (0.56)     (0.45)     (0.37)     (0.39)      (0.46)
   Distributions from capital gains                          -       (0.01)     (0.01)     (0.02)     (0.06)      (0.03)
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.29)      (0.57)     (0.46)     (0.39)     (0.45)      (0.49)
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    16.63    $  16.27   $  15.57   $  15.38   $  14.83   $   13.48
=========================================================================================================================
TOTAL RETURN(2)                                           4.04%       8.33%      4.29%      6.45%     13.56%      (2.45)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   19,541    $ 15,923   $ 14,277   $ 12,381   $  8,693   $   5,224
   Ratio of gross expenses to average net assets          0.24%*      0.28%      0.28%      0.33%      0.30%       0.28%
   Ratio of net expenses to average net assets            0.24%*      0.20%      0.20%      0.20%      0.10%       0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      3.57%*      3.44%      2.87%      2.45%      2.64%       3.33%
   Ratio of net investment income to average
      net assets                                          3.57%*      3.52%      2.95%      2.58%      2.84%       3.50%
Portfolio turnover rate                                  23.78%      19.31%     11.49%     19.76%     26.08%      24.38%

=========================================================================================================================
INVESTOR CLASS SHARES                                 2007(6)       2006       2005       2004      2003        2002
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $    16.26    $  15.57   $  15.37   $  14.83   $  13.48   $   14.32

   Net investment income (loss)(1)                        0.25        0.49       0.37       0.31       0.33        0.41
   Net realized and unrealized gain (loss)
      on investments(1)                                   0.36        0.69       0.22       0.55       1.40       (0.82)
                                                    ---------------------------------------------------------------------
Total from investment operations                          0.61        1.18       0.59       0.86       1.73       (0.41)

   Distributions from net investment income              (0.25)      (0.48)     (0.38)     (0.30)     (0.32)      (0.40)
   Distributions from capital gains                          -       (0.01)     (0.01)     (0.02)     (0.06)      (0.03)
                                                    ---------------------------------------------------------------------
Total distributions                                      (0.25)      (0.49)     (0.39)     (0.32)     (0.38)      (0.43)
                                                    ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $    16.62    $  16.26   $  15.57   $  15.37   $  14.83   $   13.48
=========================================================================================================================
TOTAL RETURN(2)                                           3.79%       7.76%      3.89%      5.88%     13.00%      (2.92)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    5,017    $  5,263   $  2,740   $  4,602   $  3,818   $   3,473
   Ratio of gross expenses to average net assets          0.74%*      0.78%      0.72%      0.83%      0.80%       0.78%
   Ratio of net expenses to average net assets            0.74%*      0.69%      0.64%      0.70%      0.60%       0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      3.05%*      3.01%      2.31%      1.93%      2.15%       2.82%
   Ratio of net investment income to average
      net assets                                          3.05%*      3.10%      2.39%      2.06%      2.35%       3.00%
Portfolio turnover rate                                  23.78%      19.31%     11.49%     19.76%     26.08%      24.38%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     119

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2007(6)        2006        2005        2004        2003         2002(3)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      16.21    $  15.52    $  15.33    $  14.81   $    13.48    $    13.47

   Net investment income (loss)(1)                          0.21        0.40        0.30        0.27         0.27             -
   Net realized and unrealized gain (loss)
     on investments(1)                                      0.36        0.70        0.20        0.51         1.37          0.01
                                                    -----------------------------------------------------------------------------
Total from investment operations                            0.57        1.10        0.50        0.78         1.64          0.01

   Distributions from net investment income                (0.21)      (0.40)      (0.30)      (0.24)       (0.25)            -
   Distributions from capital gains                            -       (0.01)      (0.01)      (0.02)       (0.06)            -
                                                    -----------------------------------------------------------------------------
Total distributions                                        (0.21)      (0.41)      (0.31)      (0.26)       (0.31)            -
                                                    -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $      16.57    $  16.21    $  15.52    $  15.33   $    14.81    $    13.48
=================================================================================================================================
TOTAL RETURN(2)                                             3.55%       7.22%       3.29%       5.32%       12.42%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      9,169    $ 10,376    $  8,856    $  6,755   $    1,221    $        1
   Ratio of gross expenses to average net assets            1.24%*      1.27%       1.28%       1.33%        1.30%         0.00%*
   Ratio of net expenses to average net assets              1.24%*      1.20%       1.20%       1.20%        1.10%         0.00%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                         2.53%*      2.44%       1.86%       1.66%        1.73%         0.00%*
   Ratio of net investment income to average
     net assets                                             2.53%*      2.51%       1.94%       1.79%        1.93%         0.00%*
Portfolio turnover rate                                    23.78%      19.31%      11.49%      19.76%       26.08%        24.38%

=================================================================================================================================
A CLASS SHARES                                         2007(6)        2006        2005        2004       2003(4)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $      16.25    $  15.56    $  15.37    $  14.83   $    14.33

   Net investment income (loss)(1)                          0.28        0.52        0.40        0.37         0.07
   Net realized and unrealized gain (loss)
     on investments(1)                                      0.35        0.68        0.20        0.52         0.57
                                                    -----------------------------------------------------------------------------
Total from investment operations                            0.63        1.20        0.60        0.89         0.64

   Distributions from net investment income                (0.27)      (0.50)      (0.40)      (0.33)       (0.08)
   Distributions from capital gains                            -       (0.01)      (0.01)      (0.02)       (0.06)
                                                    -----------------------------------------------------------------------------
Total distributions                                        (0.27)      (0.51)      (0.41)      (0.35)       (0.14)
                                                    -----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $      16.61    $  16.25    $  15.56    $  15.37   $    14.83
=================================================================================================================================
TOTAL RETURN(2,5)                                           3.81%       7.96%       3.94%       6.05%        4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      3,127    $  1,787    $  3,437    $  2,332   $       47
   Ratio of gross expenses to average net assets            0.60%*      0.59%       0.63%       0.68%        1.25%*
   Ratio of net expenses to average net assets              0.60%*      0.55%       0.55%       0.55%        0.45%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                         3.31%*      3.14%       2.54%       2.23%        1.82%*
   Ratio of net investment income to average
     net assets                                             3.31%*      3.18%       2.62%       2.36%        2.61%*
Portfolio turnover rate                                    23.78%      19.31%      11.49%      19.76%       26.08%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
120              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                 2007(6)       2006          2005        2004          2003          2002
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     17.14    $  15.89      $  15.38    $  14.40     $    12.38    $    13.85

   Net investment income (loss)(1)                       0.23        0.45          0.36        0.31           0.33          0.37
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.72        1.24          0.51        0.96           2.05         (1.47)
                                                  --------------------------------------------------------------------------------
Total from investment operations                         0.95        1.69          0.87        1.27           2.38         (1.10)

   Distributions from net investment income             (0.23)      (0.44)        (0.36)      (0.29)         (0.33)        (0.35)
   Distributions from capital gains                         -       (0.00)(7)         -        0.00(7)       (0.03)        (0.02)
                                                  --------------------------------------------------------------------------------
Total distributions                                     (0.23)      (0.44)        (0.36)      (0.29)         (0.36)        (0.37)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $     17.86    $  17.14      $  15.89    $  15.38     $    14.40    $    12.38
==================================================================================================================================
TOTAL RETURN(2)                                          5.56%      10.81%         5.72%       9.00%         19.52%        (7.94)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $    64,137    $ 53,958      $ 35,693    $ 27,584     $   19,354    $   12,089
   Ratio of gross expenses to average net assets         0.18%*      0.23%         0.22%       0.26%          0.23%         0.23%
   Ratio of net expenses to average net assets           0.18%*      0.20%         0.20%       0.20%          0.10%         0.10%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.60%*      2.70%         2.29%       2.04%          2.34%         2.71%
   Ratio of net investment income to average
     net assets                                          2.60%*      2.73%         2.31%       2.11%          2.46%         2.83%
Portfolio turnover rate                                 38.06%      13.27%         3.20%      20.59%         19.58%        21.72%

==================================================================================================================================
INVESTOR CLASS SHARES                                2007(6)       2006          2005        2004          2003          2002
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $     17.13    $  15.88      $  15.38    $  14.39     $    12.38    $    13.85

   Net investment income (loss)(1)                       0.18        0.36          0.29        0.23           0.26          0.30
   Net realized and unrealized gain (loss)
     on investments(1)                                   0.72        1.25          0.49        0.98           2.05         (1.46)
                                                  --------------------------------------------------------------------------------
Total from investment operations                         0.90        1.61          0.78        1.21           2.31         (1.16)

   Distributions from net investment income             (0.19)      (0.36)        (0.28)      (0.22)         (0.27)        (0.29)
   Distributions from capital gains                         -       (0.00)(7)         -        0.00(7)       (0.03)        (0.02)
                                                  --------------------------------------------------------------------------------
Total distributions                                     (0.19)      (0.36)        (0.28)      (0.22)         (0.30)        (0.31)
                                                  --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $     17.84    $  17.13      $  15.88    $  15.38     $    14.39    $    12.38
==================================================================================================================================
TOTAL RETURN(2)                                          5.25%      10.29%         5.24%       8.49%         18.86%        (8.40)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)          $    15,642    $ 12,970      $ 12,161    $  7,219     $    6,994    $    6,492
   Ratio of gross expenses to average net assets         0.68%*      0.71%         0.69%       0.75%          0.73%         0.73%
   Ratio of net expenses to average net assets           0.68%*      0.69%         0.67%       0.69%          0.60%         0.60%
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
     advisor) to average net assets                      2.11%*      2.18%         1.82%       1.53%          1.83%         2.21%
   Ratio of net investment income to average
     net assets                                          2.11%*      2.20%         1.84%       1.59%          1.96%         2.34%
Portfolio turnover rate                                 38.06%      13.27%         3.20%      20.59%         19.58%        21.72%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     121

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2007(6)       2006          2005       2004         2003        2002(3)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  17.11     $  15.86      $  15.36   $  14.38     $  12.37     $ 12.36

   Net investment income (loss)(1)                        0.14         0.28          0.20       0.17         0.20           -
   Net realized and unrealized gain (loss)
      on investments(1)                                   0.70         1.25          0.51       0.97         2.05        0.01
                                                      -------------------------------------------------------------------------
Total from investment operations                          0.84         1.53          0.71       1.14         2.25        0.01

   Distributions from net investment income              (0.14)       (0.28)        (0.21)     (0.16)       (0.21)          -
   Distributions from capital gains                          -        (0.00)(7)         -       0.00(7)     (0.03)          -
                                                      -------------------------------------------------------------------------
Total distributions                                      (0.14)       (0.28)        (0.21)     (0.16)       (0.24)          -
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  17.81     $  17.11      $  15.86   $  15.36     $  14.38     $ 12.37
===============================================================================================================================
TOTAL RETURN(2)                                           4.94%        9.75%         4.64%      8.01%       18.33%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 20,464     $ 21,272      $ 16,448   $ 11,900     $  5,192     $     1
   Ratio of gross expenses to average net assets          1.18%*       1.22%         1.22%      1.26%        1.23%       0.00%*
   Ratio of net expenses to average net assets            1.18%*       1.20%         1.20%      1.20%        1.10%       0.00%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      1.59%*       1.69%         1.28%      1.14%        1.37%       0.00%*
   Ratio of net investment income to average
      net assets                                          1.59%*       1.71%         1.30%      1.20%        1.50%       0.00%*
   Portfolio turnover rate                               38.06%       13.27%         3.20%     20.59%       19.58%      21.72%

===============================================================================================================================
A CLASS SHARES                                         2007(6)       2006          2005       2004        2003(4)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  17.13     $  15.88      $  15.37   $  14.39     $  13.56

   Net investment income (loss)(1)                        0.22         0.39          0.30       0.29         0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                   0.69         1.25          0.51       0.94         0.86
                                                      -------------------------------------------------------------------------
Total from investment operations                          0.91         1.64          0.81       1.23         0.93

   Distributions from net investment income              (0.20)       (0.39)        (0.30)     (0.25)       (0.07)
   Distributions from capital gains                          -        (0.00)(7)         -       0.00(7)     (0.03)
                                                      -------------------------------------------------------------------------
Total distributions                                      (0.20)       (0.39)        (0.30)     (0.25)       (0.10)
                                                      -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  17.84     $  17.13      $  15.88   $  15.37     $  14.39
===============================================================================================================================
TOTAL RETURN(2,5)                                         5.33%       10.45%         5.37%      8.69%        6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 29,366     $ 10,820      $  6,450   $  4,416     $    276
   Ratio of gross expenses to average net assets          0.57%*       0.58%         0.57%      0.61%        0.97%*
   Ratio of net expenses to average net assets            0.57%*       0.55%         0.55%      0.55%        0.46%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      2.51%*       2.38%         1.95%      1.95%        2.79%*
   Ratio of net investment income to average
      net assets                                          2.51%*       2.41%         1.97%      2.01%        3.30%*
   Portfolio turnover rate                               38.06%       13.27%         3.20%     20.59%       19.58%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   For the six months ended June 30, 2007 (Unaudited).
(7)   Less than ($0.005) per share.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
122              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2007(6)       2006          2005       2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  17.49     $  15.97      $  15.32   $  14.15     $  11.86     $  13.65

   Net investment income (loss)(1)                        0.19         0.38          0.31       0.27         0.28         0.31
   Net realized and unrealized gain (loss)
      on investments(1)                                   0.90         1.51          0.65       1.17         2.31        (1.78)
                                                      --------------------------------------------------------------------------
Total from investment operations                          1.09         1.89          0.96       1.44         2.59        (1.47)

   Distributions from net investment income              (0.18)       (0.37)        (0.30)     (0.25)       (0.27)       (0.31)
   Distributions from capital gains                          -        (0.00)(7)     (0.01)     (0.02)       (0.03)       (0.01)
                                                      --------------------------------------------------------------------------
Total distributions                                      (0.18)       (0.37)        (0.31)     (0.27)       (0.30)       (0.32)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  18.40     $  17.49      $  15.97   $  15.32     $  14.15     $  11.86
================================================================================================================================
TOTAL RETURN(2)                                           6.27%       11.96%         6.43%     10.21%       22.09%      (10.84)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 66,347     $ 54,430      $ 45,890   $ 34,118     $ 22,173     $ 16,703
   Ratio of gross expenses to average net assets          0.18%*       0.22%         0.20%      0.25%        0.23%        0.24%
   Ratio of net expenses to average net assets            0.18%*       0.20%         0.20%      0.20%        0.10%        0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      2.12%*       2.23%         2.03%      1.82%        2.06%        2.30%
   Ratio of net investment income to average
      net assets                                          2.12%*       2.25%         2.03%      1.88%        2.19%        2.44%
   Portfolio turnover rate                               10.16%       14.32%         1.95%     12.74%       19.56%       32.07%

================================================================================================================================
INVESTOR CLASS SHARES                                  2007(6)       2006          2005       2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $  17.47     $  15.96      $  15.31   $  14.14     $  11.86     $  13.65

   Net investment income (loss)(1)                        0.15         0.27          0.24       0.19         0.21         0.25
   Net realized and unrealized gain (loss)
      on investments(1)                                   0.89         1.53          0.66       1.19         2.31        (1.78)
                                                      --------------------------------------------------------------------------
Total from investment operations                          1.04         1.80          0.90       1.38         2.52        (1.53)

   Distributions from net investment income              (0.14)       (0.29)        (0.24)     (0.19)       (0.21)       (0.25)
   Distributions from capital gains                          -        (0.00)(7)     (0.01)     (0.02)       (0.03)       (0.01)
                                                      --------------------------------------------------------------------------
Total distributions                                      (0.14)       (0.29)        (0.25)     (0.21)       (0.24)       (0.26)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $  18.37     $  17.47      $  15.96   $  15.31     $  14.14     $  11.86
================================================================================================================================
TOTAL RETURN(2)                                           5.98%       11.40%         5.91%      9.79%       21.41%      (11.29)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $ 16,528     $ 11,166      $  7,546   $  6,361     $  3,818     $  3,081
   Ratio of gross expenses to average net assets          0.68%*       0.69%         0.63%      0.74%        0.73%        0.74%
   Ratio of net expenses to average net assets            0.68%*       0.67%         0.63%      0.68%        0.60%        0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      1.64%*       1.78%         1.57%      1.38%        1.56%        1.85%
   Ratio of net investment income to average
      net assets                                          1.64%*       1.80%         1.57%      1.43%        1.69%        1.99%
Portfolio turnover rate                                  10.16%       14.32%         1.95%     12.74%       19.56%       32.07%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     123

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                       2007(6)        2006            2005           2004        2003      2002(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    17.42    $    15.91      $    15.27      $  14.13   $    11.86   $ 11.84

   Net investment income (loss)(1)                       0.10          0.22            0.16          0.14         0.17         -
   Net realized and unrealized gain (loss)
      on investments(1)                                  0.89          1.50            0.65          1.15         2.30      0.02
                                                   --------------------------------------------------------------------------------
Total from investment operations                         0.99          1.72            0.81          1.29         2.47      0.02

   Distributions from net investment income             (0.10)        (0.21)          (0.16)        (0.13)       (0.17)        -
   Distributions from capital gains                         -         (0.00)(7)       (0.01)        (0.02)       (0.03)        -
                                                   --------------------------------------------------------------------------------
Total distributions                                     (0.10)        (0.21)          (0.17)        (0.15)       (0.20)        -
                                                   --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    18.31    $    17.42      $    15.91      $  15.27   $    14.13   $ 11.86
===================================================================================================================================
TOTAL RETURN(2)                                          5.68%        10.88%           5.32%         9.12%       20.95%        -
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   54,991    $   48,233      $   37,020      $ 23,072   $    8,012   $     1
   Ratio of gross expenses to average net assets         1.18%*        1.22%           1.20%         1.25%        1.23%     0.00%*
   Ratio of net expenses to average net assets           1.18%*        1.20%           1.20%         1.20%        1.10%     0.00%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                     1.12%*        1.24%           1.03%         0.92%        1.18%     0.00%*
   Ratio of net investment income to average
      net assets                                         1.12%*        1.26%           1.03%         0.97%        1.31%     0.00%*
   Portfolio turnover rate                              10.16%        14.32%           1.95%        12.74%       19.56%    32.07%

===================================================================================================================================
A CLASS SHARES                                       2007(6)        2006            2005           2004       2003(4)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    17.44    $    15.93      $    15.29      $  14.13   $    13.16

   Net investment income (loss)(1)                       0.16          0.34            0.26          0.25         0.07
   Net realized and unrealized gain (loss)
      on investments(1)                                  0.89          1.48            0.65          1.14         0.99
                                                   --------------------------------------------------------------------------------
Total from investment operations                         1.05          1.82            0.91          1.39         1.06

   Distributions from net investment income             (0.15)        (0.31)          (0.26)        (0.21)       (0.06)
   Distributions from capital gains                         -         (0.00)(6)       (0.01)        (0.02)       (0.03)
                                                   --------------------------------------------------------------------------------
Total distributions                                     (0.15)        (0.31)          (0.27)        (0.23)       (0.09)
                                                   --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    18.34    $    17.44      $    15.93      $  15.29   $    14.13
===================================================================================================================================
TOTAL RETURN(2,5)                                        6.13%        11.56%           5.97%         9.93%        8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   28,421    $   20,836      $   20,121      $ 10,961   $      390
   Ratio of gross expenses to average net assets         0.53%*        0.56%           0.55%         0.60%        0.97%*
   Ratio of net expenses to average net assets           0.53%*        0.55%           0.55%         0.55%        0.45%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                     1.80%*        1.92%           1.70%         1.61%        2.33%*
   Ratio of net investment income to average
      net assets                                         1.80%*        1.93%           1.70%         1.67%        2.85%*
Portfolio turnover rate                                 10.16%        14.32%           1.95%        12.74%       19.56%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   For the six months ended June 30, 2007 (Unaudited).
(7)   Less than ($0.005) per share.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
124              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                 2007(6)        2006          2005         2004        2003          2002
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    18.21    $    16.14    $    15.17    $  13.62   $     10.80   $    13.00

   Net investment income (loss)(1)                       0.10          0.23          0.20        0.18          0.20         0.19
   Net realized and unrealized gain (loss)
      on investments(1)                                  1.29          2.06          0.96        1.55          2.82        (2.20)
                                                   -------------------------------------------------------------------------------
Total from investment operations                         1.39          2.29          1.16        1.73          3.02        (2.01)

   Distributions from net investment income             (0.11)        (0.22)        (0.19)      (0.18)        (0.20)       (0.19)
                                                   -------------------------------------------------------------------------------
Total distributions                                     (0.11)        (0.22)        (0.19)      (0.18)        (0.20)       (0.19)
                                                   -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    19.49    $    18.21    $    16.14    $  15.17   $     13.62   $    10.80
==================================================================================================================================
TOTAL RETURN(2)                                          7.65%        14.30%         7.73%      12.75%        28.22%      (15.50)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   65,390    $   51,586    $   39,186    $ 30,623   $    25,041   $   20,095
   Ratio of gross expenses to average net assets         0.18%*        0.22%         0.20%       0.25%         0.22%        0.22%
   Ratio of net expenses to average net assets           0.18%*        0.20%         0.20%       0.20%         0.10%        0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                     1.03%*        1.33%         1.30%       1.24%         1.59%        1.48%
   Ratio of net investment income to average
      net assets                                         1.03%*        1.35%         1.30%       1.30%         1.71%        1.60%
Portfolio turnover rate                                  6.73%        18.90%         1.76%      15.63%        16.85%        9.59%

==================================================================================================================================
INVESTOR CLASS SHARES                                2007(6)        2006          2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    18.19    $    16.12    $    15.17    $  13.62   $     10.80   $    13.00

   Net investment income (loss)(1)                       0.05          0.15          0.13        0.11          0.14         0.13
   Net realized and unrealized gain (loss)
      on investments(1)                                  1.30          2.06          0.94        1.55          2.82        (2.20)
                                                   -------------------------------------------------------------------------------
Total from investment operations                         1.35          2.21          1.07        1.66          2.96        (2.07)

   Distributions from net investment income             (0.07)        (0.14)        (0.12)      (0.11)        (0.14)       (0.13)
                                                   -------------------------------------------------------------------------------
Total distributions                                     (0.07)        (0.14)        (0.12)      (0.11)        (0.14)       (0.13)
                                                   -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    19.47    $    18.19    $    16.12    $  15.17   $     13.62   $    10.80
==================================================================================================================================
TOTAL RETURN(2)                                          7.41%        13.77%         7.12%      12.22%        27.59%      (15.91)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   17,930    $   15,282    $   14,422    $  9,746   $     8,049   $    7,080
   Ratio of gross expenses to average net assets         0.68%*        0.69%         0.67%       0.75%         0.72%        0.72%
   Ratio of net expenses to average net assets           0.68%*        0.68%         0.67%       0.69%         0.60%        0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                     0.53%*        0.82%         0.82%       0.75%         1.09%        0.99%
   Ratio of net investment income to average
      net assets                                         0.53%*        0.83%         0.82%       0.81%         1.21%        1.10%
Portfolio turnover rate                                  6.73%        18.90%         1.76%      15.63%        16.85%        9.59%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     125

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                       2007(6)        2006          2005         2004        2003         2002(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    18.12    $    16.07    $    15.12    $  13.59   $     10.80   $    10.77

   Net investment income (loss)(1)                       0.00          0.06          0.05        0.06          0.13            -
   Net realized and unrealized gain (loss)
      on investments(1)                                  1.29          2.05          0.95        1.52          2.77         0.03
                                                   -------------------------------------------------------------------------------
Total from investment operations                         1.29          2.11          1.00        1.58          2.90         0.03

   Distributions from net investment income             (0.02)        (0.06)        (0.05)      (0.05)        (0.11)           -
                                                   -------------------------------------------------------------------------------
Total distributions                                     (0.02)        (0.06)        (0.05)      (0.05)        (0.11)           -
                                                   -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    19.39    $    18.12    $    16.07    $  15.12   $     13.59   $    10.80
==================================================================================================================================
TOTAL RETURN(2)                                          7.14%        13.15%         6.64%      11.67%        27.04%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   43,407    $   38,013    $   26,399    $ 15,330   $     5,095   $        1
   Ratio of gross expenses to average net assets         1.18%*        1.22%         1.19%       1.25%         1.22%        0.00%*
   Ratio of net expenses to average net assets           1.18%*        1.20%         1.19%       1.20%         1.10%        0.00%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                     0.03%*        0.34%         0.31%       0.34%         0.97%        0.00%*
   Ratio of net investment income to average
      net assets                                         0.03%*        0.36%         0.31%       0.39%         1.09%        0.00%*
Portfolio turnover rate                                  6.73%        18.90%         1.76%      15.63%        16.85%        9.59%

==================================================================================================================================
A CLASS SHARES                                       2007(6)        2006          2005         2004       2003(4)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $    18.19    $    16.13    $    15.17    $  13.62   $     12.35

   Net investment income (loss)(1)                       0.16          0.16          0.15        0.15          0.05
   Net realized and unrealized gain (loss)
      on investments(1)                                  1.20          2.06          0.95        1.53          1.27
                                                   -------------------------------------------------------------------------------
Total from investment operations                         1.36          2.22          1.10        1.68          1.32

   Distributions from net investment income             (0.08)        (0.16)        (0.14)      (0.13)        (0.05)
                                                   -------------------------------------------------------------------------------
Total distributions                                     (0.08)        (0.16)        (0.14)      (0.13)        (0.05)
                                                   -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $    19.47    $    18.19    $    16.13    $  15.17   $     13.62
==================================================================================================================================
TOTAL RETURN(2,5)                                        7.49%        13.85%         7.32%      12.43%        10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)           $   27,605    $   21,064    $   20,159    $ 11,388   $     2,136
   Ratio of gross expenses to average net assets         0.53%*        0.57%         0.55%       0.60%         0.94%*
   Ratio of net expenses to average net assets           0.53%*        0.55%         0.55%       0.55%         0.45%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                     0.69%*        0.97%         0.96%       0.98%         1.41%*
   Ratio of net investment income to average
      net assets                                         0.69%*        0.99%         0.96%       1.04%         1.90%*
Portfolio turnover rate                                  6.73%        18.90%         1.76%      15.63%        16.85%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   For the six months ended June 30, 2007 (Unaudited).
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
126              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES                                   2007(6)         2006        2005       2004          2003        2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.81      $  16.27    $  14.97   $  13.08     $   10.04    $  12.58

   Net investment income (loss)(1)                         0.02          0.09        0.06       0.05          0.05        0.03
   Net realized and unrealized gain (loss)
      on investments(1)                                    1.59          2.50        1.26       1.86          3.03       (2.55)
                                                      --------------------------------------------------------------------------
Total from investment operations                           1.61          2.59        1.32       1.91          3.08       (2.52)

   Distributions from net investment income               (0.03)        (0.05)      (0.02)     (0.02)        (0.04)      (0.01)
   Distributions from capital gains                           -             -           -          -             -       (0.01)
                                                      --------------------------------------------------------------------------
Total distributions                                       (0.03)        (0.05)      (0.02)     (0.02)        (0.04)      (0.02)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   20.39      $  18.81    $  16.27   $  14.97     $   13.08    $  10.04
================================================================================================================================
TOTAL RETURN(2)                                            8.56%        15.95%       8.86%     14.60%        30.74%     (20.02)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  44,637      $ 37,716    $ 21,970   $ 15,590     $  11,580    $  8,120
   Ratio of gross expenses to average net assets           0.21%*        0.26%       0.24%      0.30%         0.25%       0.23%
   Ratio of net expenses to average net assets             0.21%*        0.20%       0.20%      0.20%         0.10%       0.10%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                       0.17%*        0.48%       0.35%      0.27%         0.29%       0.16%
   Ratio of net investment income to average
      net assets                                           0.17%*        0.54%       0.39%      0.37%         0.44%       0.29%
Portfolio turnover rate                                    7.63%        10.73%       2.01%      3.61%         7.27%       8.11%

================================================================================================================================
INVESTOR CLASS SHARES                                  2007(6)         2006        2005       2004          2003        2002
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.42      $  15.98    $  14.76   $  12.94     $    9.95    $  12.51

   Net investment income (loss)(1)                        (0.03)        (0.01)      (0.02)     (0.02)        (0.01)      (0.02)
   Net realized and unrealized gain (loss)
      on investments(1)                                    1.56          2.47        1.25       1.84          3.00       (2.53)
                                                      --------------------------------------------------------------------------
Total from investment operations                           1.53          2.46        1.23       1.82          2.99       (2.55)

   Distributions from net investment income               (0.01)        (0.02)      (0.01)      0.00(7)          -           -
   Distributions from capital gains                           -             -           -          -             -       (0.01)
                                                      --------------------------------------------------------------------------
Total distributions                                       (0.01)        (0.02)      (0.01)      0.00(7)          -       (0.01)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   19.94      $  18.42    $  15.98   $  14.76     $   12.94    $   9.95
================================================================================================================================
TOTAL RETURN(2)                                            8.30%        15.39%       8.31%     14.01%        30.15%     (20.41)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  14,000      $ 11,518    $ 12,353   $  9,782     $   8,059    $  6,504
   Ratio of gross expenses to average net assets           0.71%*        0.73%       0.74%      0.80%         0.75%       0.73%
   Ratio of net expenses to average net assets             0.71%*        0.69%       0.70%      0.70%         0.60%       0.60%
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      (0.34)%*      (0.09)%     (0.14)%    (0.24)%       (0.22)%     (0.34)%
   Ratio of net investment income (loss) to
      average net assets                                  (0.34)%*      (0.05)%     (0.11)%    (0.14)%       (0.07)%     (0.21)%
Portfolio turnover rate                                    7.63%        10.73%       2.01%      3.61%         7.27%       8.11%

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     127

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

C CLASS SHARES                                         2007(6)         2006        2005       2004          2003       2002(3)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.24      $  15.89    $  14.74   $  13.00     $   10.04    $  10.01

Net investment income (loss)(1)                           (0.08)        (0.08)      (0.09)     (0.07)        (0.04)          -
Net realized and unrealized gain (loss)
   on investments(1)                                       1.55          2.43        1.24       1.81          3.00        0.03
                                                      --------------------------------------------------------------------------
Total from investment operations                           1.47          2.35        1.15       1.74          2.96        0.03

Distributions from net investment income                      -             -           -          -             -           -
                                                      --------------------------------------------------------------------------
Total distributions                                           -             -           -          -             -           -
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   19.71      $  18.24    $  15.89   $  14.74     $   13.00    $  10.04
================================================================================================================================
TOTAL RETURN(2)                                            8.06%        14.79%       7.80%     13.38%        29.48%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   9,789      $  7,966    $  5,399   $  3,474     $     483    $      1
   Ratio of gross expenses to average net assets           1.21%*        1.25%       1.24%      1.30%         1.26%       0.00%*
   Ratio of net expenses to average net assets             1.21%*        1.20%       1.20%      1.20%         1.10%       0.00%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      (0.83)%*      (0.55)%     (0.64)%    (0.61)%       (0.52)%      0.00%*
   Ratio of net investment income (loss) to
      average net assets                                  (0.83)%*      (0.50)%     (0.61)%    (0.50)%       (0.37)%      0.00%*
Portfolio turnover rate                                    7.63%        10.73%       2.01%      3.61%         7.27%       8.11%

================================================================================================================================
A CLASS SHARES                                         2007(6)         2006        2005       2004        2003(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   18.66      $  16.17    $  14.92   $  13.07     $   11.66

   Net investment income (loss)(1)                        (0.02)         0.03        0.01       0.03          0.02
   Net realized and unrealized gain (loss)
      on investments(1)                                    1.58          2.49        1.25       1.83          1.40
                                                      --------------------------------------------------------------------------
Total from investment operations                           1.56          2.52        1.26       1.86          1.42

   Distributions from net investment income               (0.01)        (0.03)      (0.01)     (0.01)        (0.01)
                                                      --------------------------------------------------------------------------
Total distributions                                       (0.01)        (0.03)      (0.01)     (0.01)        (0.01)
                                                      --------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   20.21      $  18.66    $  16.17   $  14.92     $   13.07
================================================================================================================================
TOTAL RETURN(2,5)                                          8.39%        15.56%       8.46%     14.23%        12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  12,304      $  9,032    $  5,589   $  2,375     $     191
   Ratio of gross expenses to average net assets           0.56%*        0.61%       0.59%      0.65%         1.06%*
   Ratio of net expenses to average net assets             0.56%*        0.55%       0.55%      0.55%         0.45%*
   Ratio of net investment income (loss)
      (excluding expenses paid directly by the
      advisor) to average net assets                      (0.18)%*       0.12%       0.03%      0.13%         0.71%*
   Ratio of net investment income (loss) to
      average net assets                                  (0.18)%*       0.18%       0.06%      0.23%         1.32%*
Portfolio turnover rate                                    7.63%        10.73%       2.01%      3.61%         7.27%

--------------------------------------------------------------------------------
(1)   Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3)   Class commenced operations on December 30, 2002.
(4)   Class commenced operations on September 29, 2003.
(5)   Class A total return does not include the one-time front-end sales charge.
(6)   For the six months ended June 30, 2007 (Unaudited).
(7)   Less than ($0.005) per share.
*     Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
128              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of Accessor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. The information provided below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

o REVIEW YOUR FUND'S EXPENSES: The table below shows the expenses you would have paid on a $1,000 investment in a Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expense paid per $1,000" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2007)
--------------------------------------------------------------------------------

                                                           ADVISOR        INVESTOR                                 INSTITUTIONAL
UNDERLYING FUND                                             CLASS          CLASS        C CLASS       A CLASS          CLASS
--------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                          $        5.93   $      6.98   $     10.83   $      7.58
   Ending Account Value                                      1,026.10      1,025.10      1,021.30      1,024.30

VALUE FUND
   Expenses Paid During Period                                   5.07          7.70         10.22          6.11
   Ending Account Value                                      1,087.40      1,084.30      1,081.50      1,086.80

SMALL TO MID CAP FUND
   Expenses Paid During Period                                   6.17          8.54         11.27          6.16
   Ending Account Value                                      1,090.90      1,088.50      1,085.80      1,089.00

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                                   7.37          9.49         12.72          5.81
   Ending Account Value                                      1,152.70      1,149.60      1,146.90      1,150.40

HIGH YIELD BOND FUND
   Expenses Paid During Period                                   4.72          5.87          9.56          6.92
   Ending Account Value                                      1,024.10      1,023.20      1,018.90      1,023.00

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                                   4.12          6.45          8.42
   Ending Account Value                                      1,003.70      1,002.40        997.90

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                                   3.50          5.74          8.28          4.75
   Ending Account Value                                      1,016.60      1,013.60      1,011.80      1,015.40

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                                   4.53          6.12          4.52
   Ending Account Value                                      1,016.60      1,006.70      1,004.20

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                                   2.26          4.76          7.21          3.56   $         0.99
   Ending Account Value                                      1,023.80      1,021.30      1,018.90      1,022.60         1,024.90
--------------------------------------------------------------------------------------------------------------------------------
FUND                                                       EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND
   Expenses Paid During Period                                   2.15
   Ending Account Value                                      1,020.50

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2007. The expense ratio may differ for each share class (see the table on page 131). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).

================================================================================
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

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING ACTUAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2007)
--------------------------------------------------------------------------------

ALLOCATION FUND                                         ADVISOR CLASS   INVESTOR CLASS     C CLASS       A CLASS
------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND
   Expenses Paid During Period                           $      1.20     $       3.69    $      6.17   $      2.74
   Ending Account Value                                     1,013.60         1,011.20       1,008.80      1,012.20

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                                  1.21             3.74           6.26          3.03
   Ending Account Value                                     1,040.40         1,037.90       1,035.50      1,038.10

BALANCED ALLOCATION FUND
   Expenses Paid During Period                                  0.92             3.46           6.00          2.90
   Ending Account Value                                     1,055.60         1,052.50       1,049.40      1,053.30

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                                  0.92             3.47           6.02          2.71
   Ending Account Value                                     1,062.70         1,059.80       1,056.80      1,060.70

GROWTH ALLOCATION FUND
   Expenses Paid During Period                                  0.93             3.50           6.06          2.73
   Ending Account Value                                     1,076.50         1,074.10       1,071.40      1,074.90

AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                                  1.09             3.67           6.24          2.89
   Ending Account Value                                     1,085.60         1,083.00       1,080.60      1,083.90

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2007. The expense ratio may differ for each share class (see the table on page 131). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
130              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
COMPARING YOUR FUND'S EXPENSE WITH THOSE OF OTHER FUNDS   |
-----------------------------------------------------------

o USING THE SEC'S METHOD TO COMPARE EXPENSES: The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You can use this information to compare the ongoing expenses (but not transactional costs, such as sales charges (loads, redemption fees or exchange fees)) of investing in any Fund with those of other funds. If those transactional costs were included, your costs would have been higher. All mutual funds shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending balance and expenses paid during the period.

--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED RETURN FOR THE SIX MONTHS ENDED JUNE 30,
2007)
--------------------------------------------------------------------------------

                                                           ADVISOR        INVESTOR                                 INSTITUTIONAL
UNDERLYING FUND                                             CLASS          CLASS        C CLASS       A CLASS          CLASS
--------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
   Expenses Paid During Period                          $        5.91   $      6.95   $     10.79   $      7.55
   Ending Account Value                                      1,018.94      1,017.90      1,014.08      1,017.31

VALUE FUND
   Expenses Paid During Period                                   4.91          7.45          9.89          5.91
   Ending Account Value                                      1,019.93      1,017.41      1,014.98      1,018.94

SMALL TO MID CAP FUND
   Expenses Paid During Period                                   5.96          8.25         10.89          5.96
   Ending Account Value                                      1,018.89      1,016.61      1,013.98      1,018.89

INTERNATIONAL EQUITY FUND
   Expenses Paid During Period                                   6.90          8.90         11.93          5.46
   Ending Account Value                                      1,017.95      1,015.97      1,012.94      1,019.39

HIGH YIELD BOND FUND
   Expenses Paid During Period                                   4.71          5.86          9.54          6.90
   Ending Account Value                                      1,020.13      1,018.99      1,015.32      1,017.95

INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                                   4.16          6.51          8.50
   Ending Account Value                                      1,020.68      1,018.35      1,016.36

SHORT-INTERMEDIATE FIXED-INCOME FUND
   Expenses Paid During Period                                   3.51          5.76          8.30          4.76
   Ending Account Value                                      1,021.32      1,019.09      1,016.56      1,020.08

MORTGAGE SECURITIES FUND
   Expenses Paid During Period                                   4.56          6.16          4.56
   Ending Account Value                                      1,020.28      1,018.70      1,020.28

U.S. GOVERNMENT MONEY FUND
   Expenses Paid During Period                                   2.26          4.76          7.20          3.56   $         0.99
   Ending Account Value                                      1,022.56      1,020.08      1,017.65      1,021.27         1,023.41

--------------------------------------------------------------------------------------------------------------------------------
FUND                                                       EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNEMENT FUND
   Expenses Paid During Period                                   2.16
   Ending Account Value                                      1,022.56

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2007. The expense ratio may differ for each share class (see the table on page 131). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     131

================================================================================
                     UNDERSTANDING FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(ASSUMING A HYPOTHETICAL 5% ANNUALIZED RETURN FOR THE SIX MONTHS ENDED JUNE 30,
2007)
--------------------------------------------------------------------------------

ALLOCATION FUND                                         ADVISOR CLASS   INVESTOR CLASS     C CLASS       A CLASS
------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND
   Expenses Paid During Period                           $      1.20     $       3.71    $      6.21   $      2.76
   Ending Account Value                                     1,023.60         1,021.12       1,018.65      1,022.07

INCOME & GROWTH ALLOCATION FUND
   Expenses Paid During Period                                  1.20             3.71           6.21          3.01
   Ending Account Value                                     1,023.60         1,021.12       1,018.65      1,021.82

BALANCED ALLOCATION FUND
   Expenses Paid During Period                                  0.90             3.41           5.91          2.86
   Ending Account Value                                     1,023.90         1,021.42       1,018.94      1,021.97

GROWTH & INCOME ALLOCATION FUND
   Expenses Paid During Period                                  0.90             3.41           5.91          2.66
   Ending Account Value                                     1,023.90         1,021.42       1,018.94      1,022.17

GROWTH ALLOCATION FUND
   Expenses Paid During Period                                  0.90             3.41           5.91          6.06
   Ending Account Value                                     1,023.90         1,021.42       1,018.94      1,018.79

AGGRESSIVE GROWTH ALLOCATION FUND
   Expenses Paid During Period                                  1.05             3.56           6.06          2.81
   Ending Account Value                                     1,023.75         1,021.27       1,018.79      1,022.02

--------------------------------------------------------------------------------
* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2007. The expense ratio may differ for each share class (see the table below). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

o      FUND CLASS EXPENSE RATIOS

Expenses are equal to the Fund's annualized expense ratio for each share class of the Fund as follows:
--------------------------------------------------------------------------------

                                                                                                                     INSTITUTIONAL
FUND                                                    ADVISOR CLASS   INVESTOR CLASS     C CLASS       A CLASS         CLASS
----------------------------------------------------------------------------------------------------------------------------------
Growth                                                      1.18%            1.39%          2.16%         1.51%
Value                                                       0.98%            1.49%          1.98%         1.18%
Small to Mid Cap                                            1.19%            1.65%          2.18%         1.19%
International Equity                                        1.38%            1.78%          2.39%         1.09%
High Yield Bond                                             0.94%            1.17%          1.91%         1.38%
Intermediate Fixed-Income                                   0.83%            1.30%          1.70%
Short-Intermediate Fixed-Income                             0.70%            1.15%          1.66%         0.95%
Mortgage Securities                                         0.91%            1.23%          1.85%
Limited Duration
   U.S. Government                                          0.43%
U.S. Government Money                                       0.45%            0.95%          1.44%         0.71%          0.20%
Income Allocation                                           0.24%            0.74%          1.24%         0.55%
Income & Growth Allocation                                  0.24%            0.74%          1.24%         0.60%
Balanced Allocation                                         0.18%            0.68%          1.18%         0.57%
Growth & Income Allocation                                  0.18%            0.68%          1.18%         0.53%
Growth Allocation                                           0.18%            0.68%          1.18%         0.53%
Aggressive Growth Allocation                                0.21%            0.71%          1.21%         0.56%
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
132              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the directors or by a vote of a majority of the outstanding voting securities of the fund, and (2) by the vote of a majority of the directors who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

      Consistent with these responsibilities, the Board of Directors (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement among Accessor Funds, Accessor Capital and the sub-advisers of each Fund with respect to existing underlying funds in Accessor Funds, and between Accessor Funds and Accessor Capital with respect to the Allocation Funds (collectively, the "Agreements" and each an "Agreement"), including the funds covered in this annual report. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by Accessor Capital and each of the sub-advisers, including information about affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is reviewed by the Board in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The directors also receive a memorandum from fund counsel regarding the responsibilities of directors for the approval of investment advisory contracts. In addition, the Independent Directors meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of Accessor Capital.

      The Board, including a majority of the Independent Directors, considered information specifically relating to the continuance of the Agreement at meetings held on February 16, 2007, April 20, 2007, May 18, 2007, and August 3, 2007, and approved the renewal of the Agreements for additional one year terms. The Board's approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

      1. the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of Accessor Capital, each sub-adviser and its affiliates dedicated to the funds;

      2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

      3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

      4. the profitability of Accessor Capital, each sub-adviser and its affiliates, with respect to each fund, including both direct and indirect benefits accruing to Accessor Capital and its affiliates; and

      5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

o NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by Accessor Capital and each sub-adviser to the funds and the resources of Accessor Capital and each sub-adviser and its affiliates dedicated to the funds. In this regard, the directors evaluated, among other things, Accessor Capital and each sub-adviser's personnel, experience, track record and compliance program. The information considered by the directors included specific information concerning changes in the nature, extent and quality of services provided by Accessor Capital and each sub-adviser since the directors had last considered approval of the Agreements. The directors also considered the fact that Accessor Capital provides transfer agency services including Internet access, investment and research tools, telephone services, and an array of account features that benefit the funds and their shareholders. The directors also considered Accessor Capital's reputation and its overall financial condition. Finally, the directors considered that Accessor Capital is uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by Accessor Capital and each sub-adviser to the funds and the resources of Accessor Capital and each sub-adviser and its affiliates dedicated to the funds supported renewal of the Agreements.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     133

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

o FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreements. Specifically, the directors considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the directors considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the directors considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Board noted that Accessor had received Lipper's 2007 Best Overall Fund Family (Small)* Award for the period ending December 31, 2006. The Board noted that High Yield Bond, Intermediate and Short-Intermediate Fixed-Income Funds outperformed their benchmarks. The Board also took notice that the International Equity Fund was in the top percentile of Morningstar in the fourth quarter of 2006 and ranked number one in a Lipper performance analysis for the period ending March 31, 2007 and June 30, 2007.** The directors further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

o      FUND  EXPENSES.  With  respect  to the  funds'  expenses,  the  directors considered the rate of compensation called for by the Agreements, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The directors considered fees charged by certain sub-advisers to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. With respect to the Growth, Small to Mid Cap, and International Equity Funds, the Board approved the Money Manager Agreements based on a performance fee structure. In evaluating each New Money Manager Agreement, the Board reviewed the proposed fees under the relevant Agreements. The Board noted that fees were reasonable in light of the extent and quality of the services expected to be provided and that new fee structure will benefit both the Money Managers and shareholders by aligning the Money Managers' interests with those of shareholders. The Board noted that a null zone should sufficiently address any concerns regarding insignificant or random differences between the performance of the funds and their comparative indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds were reasonable and supported renewal of the Agreements.

o PROFITABILITY. With regard to profitability, the directors considered the compensation flowing to Accessor Capital, each sub-adviser and its affiliates, directly or indirectly. In this connection, the directors reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The directors also considered any other benefits derived by Accessor Capital and each sub-adviser from their relationship with the funds, such as whether, by virtue of its management of the funds, Accessor Capital or a sub-adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The directors considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by Accessor Capital, each sub-adviser and its affiliates. The Board also considered information relating to changes to Accessor Capital's or a sub-adviser's cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected Accessor Capital or a sub-adviser's profitability under the Agreements. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of Accessor Capital and each sub-adviser was reasonable and supported renewal of the Agreements.

o ECONOMIES OF SCALE. The directors considered the existence of any economies of scale and whether those were passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by Accessor Capital, a sub-adviser or its affiliates. In this regard, and consistent with their consideration of fund expenses, the directors considered that Accessor Capital had previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers or subsidizing of certain expenses. For example, such diseconomies of scale may particularly affect newer funds or funds with

--------------------------------------------------------------------------------
134              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

================================================================================
                     INVESTMENT ADVISORY AGREEMENT APPROVAL
--------------------------------------------------------------------------------

investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered certain sub-adviser's agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered the effect of performance fee arrangements entered into by certain sub-advisers and the potential effect on the expense ratios of those funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtained reasonable benefit from economies of scale.

In the course of their deliberations, the directors did not identify any particular information or factor that was all-important or controlling. Based on the directors' deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements was fair and reasonable in light of such services and expenses and such other matters as the directors considered to be relevant in the exercise of their reasonable judgment.

* "Best Overall Fund Family (Small)" among other small fund groups, is defined as funds families with at least three equity, three bond, and three mixed-asset funds for the period ending Dec. 31, 2006. Accessor competed with 20 other eligible fund families to win the award. Lipper determined the small fund group awards by the lowest average decile ranking of its respective asset class results.

** Lipper Numeric Rank: The numerical position achieved by the fund within its Lipper classification universe of funds that existed for that time period. Lipper ranks mutual funds based on total return performance. Total return performance includes the reinvestment of all income dividends and capital gains distributions and DOES NOT include the effects of sales charges. The rankings are subject to change every month and investors should call their investment advisor for current rankings. As of 03/31/07, the International Equity Foreign Large-Cap Core Universe Rank: 1 year=1 of 208; 3 year=9 of 194; 5 year=3 of 175; 10 years=14 of 81. As of 06/30/07, the International Equity Foreign Large-Cap Core Universe Rank: 1 year=1 of 213; 3 year=6 of 196; 5 year=3 of 175; 10 years=13 of 92. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the information contained herein, the accuracy is not guaranteed by Lipper. Users acknowledge that they have not relied upon any warranty, condition, guarantee, or representation made by Lipper. This is not an offer to buy or sell securities. Past performance does not guarantee future results. Investing involves risk, including possible loss of principal.

Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the information contained herein, the accuracy is not guaranteed by Lipper. Users acknowledge that they have not relied upon any warranty, condition, guarantee, or representation made by Lipper. This is not an offer to buy or sell securities. Past performance does not guarantee future results. Investing involves risk, including possible loss of principal.

--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     135

================================================================================
                           ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

o    HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 759-3504 or on the SEC's website at http://www.sec.gov.

o HOW TO OBTAIN A COPY OF PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2007

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available without charge, upon request, by calling (800) 759-3504. You can obtain the Accessor Funds' proxy voting records on the SEC's website at http://www.sec.gov.

o    QUARTERLY FILINGS ON FORM N-Q

The Accessor Funds files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at http://www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds' Forms N-Q is also available by calling (800) 759-3504.

--------------------------------------------------------------------------------
136              SEMI-ANNUAL REPORT ~ JUNE 30, 2007 (UNAUDITED)

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS
George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President, Principal Executive Officer Robert J. Harper, Senior Vice President
Justin Roberge, Assistant Treasurer and Vice President
Christine J. Stansbery, Secretary, Senior Vice President and Chief Compliance Officer
Linda V. Whatley, Senior Vice President
Dan Yeung, Vice President
VonDell Bennion, Vice President
Alex Allen, Assistant Vice President
Nathan Rowader, Vice President
Eric J. Kleinschmidt, Treasurer and Principal Financial Accounting Officer

INVESTMENT ADVISOR AND ADMINISTRATOR
Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN
The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR AND DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT
Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL
Morgan, Lewis & Bockins LLP
1111 Pennsylvania Avenue N.W.
Washington, DC 20004

       ACCESSOR FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO.
    AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
      ABOUT ACCESSOR FUNDS IS CONTAINED IN THE PROSPECTUS. TO OBTAIN A FREE PROSPECTUS, CONTACT ACCESSOR FUNDS AT (800) 882-9612, P.O. BOX 1748, SEATTLE, WA
                            98111, WWW.ACCESSOR.COM.

     PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

  This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc., or any securities mentioned in this report.

                                WWW.ACCESSOR.COM

--------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.
P.O. Box 1748
SEATTLE, WA 98111-1748

                     VISIT OUR WEBSITE AT WWW.ACCESSOR.COM
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Accessor Funds, Inc.


By (Signature and Title)*                 /s/ J. Anthony Whatley III
                                          -------------------------------
                                          J. Anthony Whatley III, President

Date: August 30, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ J. Anthony Whatley III
                                          -------------------------------
                                          J. Anthony Whatley III, President

Date: August 30, 2007

By (Signature and Title)*                 /s/ Eric J. Kleinschmidt
                                          -------------------------------
                                          Eric J. Kleinschmidt, Treasurer

Date: August 30, 2007

*  Print the name and title of each signing officer under his or her signature.